As filed with the Securities and Exchange Commission on November 19, 2010

1933 Act Registration No. 033-48940

1940 Act Registration No. 811-06722

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 77

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 77

FORWARD FUNDS

(Exact Name of Registrant as Specified in Charter)

101 California Street, Suite 1600

San Francisco, California 94111

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-800-999-6809

J. ALAN REID, JR.

Forward Funds

101 California Street, Suite 1600

San Francisco, California 94111

(Name and address of agent for service of process)

COPIES TO:

DOUGLAS P. DICK

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

(Name and address of agent for service of process)

It is proposed that this filing will become effective:

Immediately upon filing pursuant to paragraph (b)
On (date) pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
X	On January 20, 2011 pursuant to paragraph (a)(1)
On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 77 to the Registration Statement of Forward Funds (the “Registrant”) on Form N-1A (File Nos. 033-48940/811-06722) is being filed to incorporate changes of the name, advisory arrangement, and investment strategies of the Forward Large Cap Growth Fund (to be renamed the Forward LargeCapPlus Fund), an existing series of the Registrant. This Post-Effective Amendment: (i) incorporates by reference the Registrant’s Part B - Statement of Additional Information as filed under Form N-1A, Post-Effective Amendment No. 70 under the Securities Act of 1933 and Amendment No. 70 under the Investment Company Act of 1940, on April 30, 2010 (SEC Accession No. 0001193125-10-102077), as supplemented; and (ii) includes herewith a form of supplement (to be filed) to the Registrant’s Part B - Statement of Additional Information which contains revisions corresponding to the above-referenced changes related to the Forward Large Cap Growth Fund.

Prospectus

January 20, 2011

Forward LargeCapPlus Fund

TICKER
Investor Class	AGRIX
Institutional Class	AGROX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. It is a criminal offense to say otherwise.

Forward LargeCapPlus Fund

Investment Objective

The Fund seeks capital growth.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.45%	0.45%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.25%	0.10%
Other Expenses	0.31%	0.31%
Total Annual Fund Operating Expenses	1.26%	0.86%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$128	$88
3 Years	$400	$274
5 Years	$691	$477
10 Years	$1,521	$1,060

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests in synthetics or other instruments (i.e., swaps, structured notes, futures and options) (collectively, “Structured Products”) that have similar economic characteristics to common stocks of large capitalization issuers, such as those in the Fund’s benchmark, the S&P 500 Index (the “Benchmark”). For purposes of the Fund, large capitalization issuers have a capitalization of $3.5 billion or greater at the time of investment. Forward Management, LLC (“Forward Management”

or the “Advisor”) invests in Structured Products in place of investing directly in large capitalization stocks to attempt to exceed the daily performance of the Benchmark, and the value of such Structured Products should closely track changes in the value of the Benchmark. However, the Structured Products may be purchased with a fraction of the assets that would be needed to purchase the large capitalization stocks directly, so that the remainder of the assets may be invested in fixed income instruments and Structured Products as further discussed below.

The Fund may invest a significant portion of its assets in fixed income instruments (i.e., U.S. corporate bonds, U.S. Government or agency securities, municipal debt (including variable amount demand master notes), mortgage-backed securities (both agency and commercial) and asset-backed securities) that are of investment grade quality. Forward Management actively manages the fixed income instruments held by the Fund with a view towards enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to vary 2.5 years above or below the duration of the Barclays Capital 1-5 Year U.S. Government/Credit Bond Index. A brief description of this index is included in the Appendix to the Fund’s Prospectus. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of October 29, 2010, the duration of the Barclays Capital 1-5 Year U.S. Government/Credit Bond Index was 2.59.

Furthermore, Forward Management actively allocates a significant portion of the Fund’s assets to a series of strategies through Structured Products with the aim of diversifying the sources of potential excess return, which is likely to be beneficial in market environments in which the fixed income portion of the Fund’s portfolio may lose value (e.g., periods of rising interest rates). Forward Management focuses on five asset allocation strategies designed to complement the Fund’s fixed income strategy. Forward Management allocates the Fund’s assets among these five strategies based on certain market factors. The following is a brief description of each of the strategies to which Forward Management may seek exposure through investments in Structured Products:

Carry Trade: A strategy that captures the difference in target interest rates of different countries through investment in currency forwards. By taking long positions in currencies of countries with high policy rates and short positions in currencies of countries with low policy rates, this type of strategy attempts to capture the difference between the policy rates.

Equity Arbitrage: A strategy that captures the difference in the performance of certain equity securities using factors such as momentum, valuation and corporate earnings signals. Through use of a quantitative process, this type of strategy ranks equities based on forecasted returns and takes a short position in a basket of equity securities with the lowest forecasted return and long positions in other equity securities with the highest forecasted return.

Volatility Arbitrage: A strategy that captures the difference in expected and realized volatility of certain equity securities. By taking a long position in an option combined with a short position in the underlying equity security (i.e., a long volatility position), this type of strategy attempts to capture the excess return that is generated if the realized volatility on the underlying equity security eventually proves to be higher than the expected volatility on the option when the trade was initiated. Conversely, by taking a short position in an option combined with a long position in the underlying equity security (i.e., a short volatility position), this type of strategy attempts to capture the excess return that is generated if the realized volatility on the underlying equity security is ultimately lower than the option’s expected volatility.

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Forward LargeCapPlus Fund

Roll Yield: A strategy that captures positive contract roll yield in the commodities market by using different contract terms. By investing in a basket of long-short commodity contract pairs that take long positions in later-dated commodities contracts and short positions in short-dated contracts, this type of strategy attempts to capture the mispricing of short-dated contracts.

Rate Arbitrage: A strategy that captures changes in the yield curve, inflation-protected securities premiums, or changes in term premiums. As an example, by taking a long position in inflation-protected securities and a short position in the overall bond market when expected inflation is rising, this type of strategy attempts to capture the persistent mispricing of inflation-protected securities when inflation expectations are high. Conversely, by taking a short position in inflation-protected securities and a long position in the overall bond market when expected inflation is declining, this type of strategy attempts to capture the persistent mispricing of inflation-protected securities when inflation expectations are low.

The Fund may invest all of its assets in Structured Products as described above. Assets not invested in Structured Products may be invested in fixed income instruments or held in cash and/or cash equivalents.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Commodity Sector: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management. In addition, there can be no assurance given that any derivatives strategy used by the Fund will succeed.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Municipal Bonds: Interest rates on tax-exempt municipal bonds are generally lower than taxable bonds. If tax-exempt shareholders invest in the Fund they would not obtain any benefit from the potential to receive tax-exempt dividends, and the return on their investment may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations. In addition, since the Fund invests less than 50% of its total assets in federally tax-exempt municipal bonds, no portion of the Fund’s distributions will be designated as tax-exempt dividends.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

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Forward LargeCapPlus Fund

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal Risks and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On January 20, 2011, Forward Management assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before January 20, 2011 represent performance of the prior sub-advisors to the Fund under the previous investment strategies for the Fund.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – September 30, 2009	13.50%
Worst Quarter – December 31, 2008	–19.75%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward LargeCapPlus Fund – Institutional Class (Inception: 8/24/92)
Return Before Taxes	26.72%	0.01%	–3.97%	7.40%
Return After Taxes on Distributions(1)	26.59%	–0.07%	–4.05%	6.29%
Return After Taxes on Distributions and Sale of Fund Shares(1)	17.50%	–0.02%	–3.31%	5.99%
S&P 500 Index	26.46%	0.42%	–0.95%	8.02%
S&P 500 Growth Index	31.57%	0.96%	–3.57%	N/A
Forward LargeCapPlus Fund – Investor Class (Inception: 7/1/98)
Return Before Taxes	26.21%	–0.16%	–4.27%	–0.48%
S&P 500 Index	26.46%	0.42%	–0.95%	1.50%
S&P 500 Growth Index	31.57%	0.96%	–3.57%	0.55%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Effective January 20, 2011, the S&P 500 Index replaced the S&P 500 Growth Index as the Fund’s primary benchmark. The Advisor made this recommendation to the Fund’s Board because the new index more closely aligns to the Fund’s investment strategies. Information on both indexes will be included for at least a one-year transition period. In the future, however, only the S&P 500 Index will be included.

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, and David L. Ruff, CFA, Portfolio Manager, have co-primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Mr. Ruff, Paul Herber, CFA, Investment Officer, and Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management. Messrs. Rowader, Ruff, Herber, and O’Donnell have managed the Fund since January 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery

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Forward LargeCapPlus Fund

•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4

Additional Investment Strategies and Risks

In addition to the principal strategies and risks identified above, the following non-principal strategies and risks apply to the Fund.

Lending of Portfolio Securities

In order to generate additional income, the Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the Fund, the Fund could experience delays in recovering its securities and possible capital losses.

Changes of Investment Objective

The investment objective of the Fund is a fundamental policy and may not be changed without a vote of the holders of a majority of the outstanding shares of the Fund.

Defensive Positions; Cash Reserves

Under adverse market conditions or to meet anticipated redemption requests, the Fund may not follow its principal investment strategy. Under such conditions, the Fund may invest without limit in money market securities, U.S. Government obligations, and short-term debt securities. This could have a negative effect on the Fund’s ability to achieve its investment objective. Although the issuers of certain federal agency securities or government-sponsored entity securities in which the Fund may invest (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks (“FHLB”), and other government-sponsored entities) may be chartered or sponsored by Acts of Congress, the issuers are not funded by Congressional appropriations, and their securities are neither guaranteed nor issued by the United States Treasury.

The Fund is authorized to invest its cash reserves (funds awaiting investment) in the specific types of securities to be acquired by the Fund or cash to provide for payment of the Fund’s expenses or to permit the Fund to meet redemption requests. The Fund also may create equity or fixed-income exposure for cash reserves through the use of options or futures contracts in accordance with its investment objective to minimize the impact of cash balances. This will enable the Fund to hold cash while receiving return on the cash that is similar to holding equity or fixed-income securities.

Management Risk

The strategy used by Forward Management may fail to produce the intended result or Forward Management’s judgment about the attractiveness of a particular sector or security may prove to be incorrect.

Market Risk

Securities markets are volatile and can decline significantly in response to issuer, political, market, and economic developments. Historically, markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. The Fund’s portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Other Investments Techniques and Risks

The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Fund to additional risks. Please review the Statement of Additional Information (“SAI”) for more information about the additional types of securities in which the Fund may invest and their associated risks.

SECURITY TYPES OF THE FUND

The security types in which the Fund may invest (as discussed in the “Fund Summary” section above) are as follows:

Asset-Backed Securities

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

Commodity Futures and Options on Commodity Futures

Futures contracts and options on futures contracts allow for the future sale by one party and purchase by another party of a specified amount of a specific commodity at a specified future time and at a specified price. The purchase of a futures contract enables the Fund, during the term of the contract, to lock in a price at which it may purchase a commodity and protect against a rise in prices. Futures contracts enable the seller to lock in a price at which it may sell a commodity and protect against declines in the value of the commodity. An option on a futures contract gives the purchaser the right (in exchange for a premium) to assume a position in a futures contract at a specified exercise price during the term of the option.

Commodity-Linked Notes

Commodity-linked notes are derivative debt instruments whose principal and/or interest payments are linked to the price movement of a commodity, commodity index or commodity futures or option contract. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

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Additional Investment Strategies and Risks

Debt Securities

The Fund may invest in short- and/or long-term debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds (including convertible bonds), government securities, and mortgage- and other asset-backed securities.

Derivatives

The Fund may invest in derivatives, which are securities whose value “derives” from the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, and similar instruments.

The Fund will segregate or “earmark” assets determined by Forward Management to be liquid in accordance with procedures established by the Board of Trustees to cover its derivative obligations.

Government-Sponsored Enterprises (“GSEs”)

GSEs are privately-owned corporations created by Congress to provide funding and help to reduce the cost of capital for certain borrowing sectors of the economy such as homeowners, students, and farmers. GSE securities are generally perceived to carry the implicit backing of the U.S. Government, but they are not direct obligations of the U.S. Government and are not guaranteed by the U.S. Government. As such, GSEs are different from “agencies,” which have the explicit backing of the U.S. Government.

Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Generally, a security is considered illiquid if it cannot be disposed of in the ordinary course of business within seven days at approximately the price at which the Fund has valued the investment.

International Securities (Generally)

International securities include both direct investment in such securities as well as investment in securities with exposure to the returns of an international market. Generally, international countries are considered to include all countries except the United States.

An issuer of a security generally will be considered to be located in a particular country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Investment Grade Debt Securities

Investment grade debt securities are securities rated as investment grade by a nationally recognized statistical ratings organization (“NRSRO”) (e.g., rated in the “Baa” category or above by Moody’s Investors Service (“Moody’s”), or in the “BBB” category or above by Standard & Poor’s Corporation (“S&P”) or Fitch Investors Service (“Fitch”)) at the time of purchase, or, if unrated, are determined to be of the same quality by Forward Management. Generally, debt securities in these categories should have adequate capacity to pay interest and repay principal.

Money Market Securities

Money market securities are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security’s maturity.

Mortgage-Related Securities

Mortgage-related securities are interests in pools of mortgages. Payment of principal or interest generally depends on the cash flows generated by the underlying mortgages. Mortgage-related securities may be U.S. Government securities or issued by a bank or other financial institution.

Structured Notes

A structured note is a debt obligation that may contain an embedded derivative component with characteristics that adjust the security’s risk/return profile. The return performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. A structured note is a hybrid security that attempts to change its profile by including additional modifying structures.

Swaps

Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a “notional amount” (i.e., a return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or in a “basket” of securities representing a particular index).

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Additional Investment Strategies and Risks

TBAs

A TBA (To Be Announced) transaction is a contract for the purchase or sale of a mortgage-backed security for future settlement at an agreed upon date but does not include a specified mortgage pool number, number of mortgage pools, or precise amount to be delivered.

U.S. Government Securities

U.S. Government securities are high quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

When-Issued, Delayed-Delivery and Forward Commitments

The Fund may purchase securities on a when-issued basis, may purchase and sell such securities on a delayed-delivery basis, and may enter into contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (i.e., forward commitments). The Fund will segregate or “earmark” assets determined by Forward Management to be liquid in accordance with procedures established by the Board of Trustees to cover its obligations with respect to any when-issued securities, delayed-delivery securities or forward commitments. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated or “earmarked” to cover these positions.

Discussion of Principal and Non-Principal Risks

There are inherent risks associated with the Fund’s principal investment strategies. The factors that are most likely to have a material effect on the Fund’s investment portfolio as a whole are called “principal risks.” The principal risks of the Fund are summarized in the “Fund Summary” section above and further described below along with the non-principal risks of the Fund. The Fund may be subject to additional risks other than those described because the types of investment made by the Fund may change over time. Because the Fund may invest in other investment companies, it will be subject to the same risks of the other investment companies to the extent of its investment. For additional information regarding risks of investing in the Fund, please see the SAI.

Principal Risks

Cash and Cash Equivalents

The holding by the Fund of a substantial portion of it assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Commodity Sector

Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate.

Debt Securities

The Fund may invest in short-term and/or long-term debt securities. Debt securities in which the Fund may invest are subject to several types of investment risk. They may have market or interest rate risk, which means their value will be affected by fluctuations in the prevailing interest rates. Bonds are subject to the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of the Fund’s investments in bonds. Investments in these types of securities pose the risk that Forward Management’s forecast of the direction of interest rates might be incorrect.

Debt securities are subject to credit risk, which is the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity. The credit quality of a bond or fixed-income holding could deteriorate as a result of a bankruptcy or extended losses. There is no guarantee that a sovereign government will support certain government sponsored entity securities and, accordingly, these securities involve a risk of non-payment of principal and interest. In addition, the value of the Fund’s debt securities will generally decline if the credit rating of the issuer declines, and an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

Call or income risk exists with respect to corporate bonds during periods of falling interest rates because of the possibility that securities with high interest rates will be prepaid or “called” by the issuer before they mature. The Fund would have to reinvest the proceeds at a possibly lower interest rate. The Fund may also be subject to event risk, which is the possibility that corporate debt securities held by the Fund may suffer a substantial decline in credit quality and market value if the issuer restructures.

7

Discussion of Principal and Non-Principal Risks

Debt securities generally increase in value during periods of falling interest rates and decline in value if interest rates increase. Usually, the longer the remaining maturity of a debt security is, the greater the effect interest rate changes have on its market value.

Derivatives

The Fund may invest in derivatives, which are securities whose value is based on the value of another security or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, and similar instruments. There is limited consensus as to what constitutes a “derivative.” For the Fund’s purposes, derivatives may also include customized baskets or options (which may incorporate other securities directly and also various derivatives including common stock, options and futures) structured as agreed upon by a counterparty, as well as specially structured types of mortgage- and asset-backed securities whose value is linked to foreign currencies. The Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested.

Investing for hedging purposes or to increase the Fund’s return may result in certain additional transaction costs that may reduce the Fund’s performance. The Fund may use a variety of currency hedging techniques to attempt to hedge exchange rate risk or gain exposure to a particular currency. When used for hedging purposes, no assurance can be given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged. Because the markets for certain derivative instruments are relatively new, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes and there can be no assurance that a particular derivative position will be available when sought by Forward Management, if available, that such techniques will be utilized by Forward Management.

The market value of derivative instruments and securities may be more volatile than that of other instruments, and each type of derivative instrument may have its own special risks, including the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates, and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. The value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track.

Derivatives are subject to a number of other risks, including liquidity risk (the possibility that the derivative may be difficult to purchase or sell and Forward Management may be unable to initiate a transaction or liquidate a position at an advantageous time or price), leverage risk (the possibility that adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative), interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations), and counterparty risk (the risk that a counterparty may be unable to perform according to a contract, and that any deterioration in a counterparty’s creditworthiness could adversely affect the instrument). In addition, because derivative products are highly specialized, investment techniques and risk analyses employed with respect to investments in derivatives are different from those associated with stocks and bonds. Finally, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Derivative instruments are also subject to the risk that the market value of an instrument will change to the detriment of the Fund. If Forward Management inaccurately forecast the values of securities, currencies or interest rates or other economic factors in using derivatives, the Fund might have been in a better position if it had not entered into the transaction at all. Some strategies involving derivative instruments can reduce the risk of loss, but they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other investments held by the Fund. The Fund may also have to buy or sell a security at a disadvantageous time or price because regulations require funds to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

The SAI provides a more detailed description of the types of derivative instruments in which the Fund may invest and their associated risks.

Government-Sponsored Enterprises (“GSEs”)

Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. GSE debt is generally considered to be of high credit quality due to the implied backing of the U.S. Government, but ultimately it is the sole obligation of its issuer. For that reason, securities issued by GSEs are considered to carry somewhat greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Hedging

The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain. Among other things, these negative effects can occur if the market moves in a direction that Forward Management does not expect or if the Fund cannot close out its position in a hedging instrument.

Liquidity Risk

Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity if its credit rating falls, it experiences sudden unexpected cash outflows, or some other event causes counterparties to avoid trading with or lending to the institution. A firm is also exposed to liquidity risk if markets on which it depends are subject to loss of liquidity. Derivative based securities and privately issued mortgage-related securities and other asset-backed securities, which do not have a government or government-sponsored guarantee, that are subject to substantial market and credit risk may have greater liquidity risk. Less liquid securities may trade infrequently, trade at a smaller volume and be quite volatile. This means that they may be harder to purchase or sell at a fair price or quickly enough to prevent or minimize loss.

Mortgage-Related and Other Asset-Backed Securities

A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

8

Discussion of Principal and Non-Principal Risks

Mortgage-backed securities are subject to extension risk, which is the risk that a Fund that holds mortgage-backed securities may exhibit additional volatility during periods of rising interest rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Municipal Bonds

If the Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). If the Fund does not have at least 50% of its assets invested in tax-exempt municipal obligations at the end of any quarter of its tax year, the Fund would not be able to designate any tax-exempt dividends for such year and any distributions of net interest from tax-exempt obligations would generally be taxable to shareholders. There is no assurance that the Fund will invest at least 50% of its assets in tax-exempt municipal bonds. The Fund will not be managed to qualify a specified portion of its distributions as tax-exempt.

Interest rates on tax-exempt municipal bonds are generally lower than taxable bonds. If tax-exempt shareholders invest in the Fund they would not obtain any benefit from the potential to receive tax-exempt dividends, and the return on their investment may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations. In addition, if the Fund invests less than 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in federally tax-exempt municipal bonds, which may be the case from time to time, no portion of the Fund’s distributions would be designated as tax-exempt dividends.

Generally, municipal bonds are issued as general obligations of a state or local government that are secured by the issuer’s taxing power, or as revenue bonds that are secured by user fees and other revenues pledged to pay debt service on such bonds. The major portion of municipal bonds are issued to fund public projects, including economic development, education, electric power, healthcare, housing, transportation, water and sewer, and pollution control.

In addition, U.S. federal tax law has enabled governmental issuers to issue billions of dollars of tax-exempt municipal bonds on behalf of certain corporate entities for various qualified purposes. Corporate-backed municipal bonds are typically issued as limited obligations of a governmental issuer payable from revenues derived pursuant to a loan, lease, installment sale or financing agreement with a corporate entity (including, but not limited to, entities such as airlines, electric utilities, healthcare facilities, and industrials). Such bonds are typically treated as a long-term debt on a parity with senior unsecured bonds issued by such corporate entity, except that interest payable on corporate-backed municipal bonds is federally tax exempt. Subject to certain requirements, the Fund may be permitted to pass through to its shareholders the interest earned on municipal bonds as federally tax exempt interest dividends. For more information see “Dividends and Taxes.” In addition, corporate credits in the municipal bond market generally trade at a higher pre-tax yield than an equivalent corporate credit in the corporate bond market and, therefore, it is possible for investments in corporate-backed municipal bonds to achieve higher relative returns than comparable investments in corporate bonds.

Portfolio Turnover

The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. The Fund’s portfolio turnover rate will vary from year to year.

The calculation of the Fund’s portfolio turnover rate excludes purchases and sale of short positions. To the extent the Fund engages in short sales, the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax

The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules. In addition,the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Non-Principal Risks

Tax Reform

As the Fund may purchase the debt securities of municipal issuers, changes or proposed changes in federal tax laws could impact the value of those securities. Of particular concern would be large changes in marginal income tax rates or the elimination of the tax preference for municipal interest income versus currently taxable interest income. Also,

9

Discussion of Principal and Non-Principal Risks

the failure or possible failure of such debt issuances to qualify for tax exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of the Fund’s portfolio, and such a failure could also result in additional taxable income to the Fund and/or shareholders. In addition, the municipal market is a fragmented market that is very technically driven. There can be regional variations in economic conditions or supply-demand fundamentals. Any interest or other expenses incurred for the purchase of municipal bonds cannot be deducted. Bonds issued by municipalities must be held by beneficial owners for their interest to be treated as tax exempt. The municipal market is predominantly a retail buyer driven market. For these reasons, the municipal bond market is subject to very different supply-demand fundamentals than corporate markets. Public information in the municipal market is also less available than in other markets, increasing the difficulty of evaluating and valuing securities. As opposed to the majority of municipal bonds outstanding, a portion of the municipal bonds held by the Fund may be secured by payments to be made by private companies and changes in market conditions affecting such bonds, including the downgrade of a private company obligated to make such payments, could have a negative impact on the value of Fund holdings, the municipal market generally, or the Fund’s performance.

Management of the Fund

INVESTMENT ADVISOR/PORTFOLIO MANAGERS

Forward Management serves as investment advisor to the Fund. Forward Management is located at 101 California Street, Suite 1600, San Francisco, California 94111. As of December 31, 2009, Forward Management had approximately $5.4 billion of assets under management.

Forward Management has the authority to manage the Fund in accordance with the investment objective, policies, and restrictions of the Fund, subject to general supervision of the Trust’s Board of Trustees. Forward Management has managed the Forward Funds since September 1998 and the Forward Funds are its principal investment advisory clients. Forward Management directly manages the Fund’s assets without the use of a sub-advisor. Forward Management also provides the Fund with ongoing management supervision and policy direction.

During the Fund’s fiscal year ended December 31, 2009, the Fund paid a management fee to the Fund’s investment advisor and the Fund’s prior sub-advisor in the total amount (as a percentage of daily net assets) of 0.67%. Effective January 20, 2011, Forward Management assumed all responsiblilities with respect to directing the investments of the Fund. The termination of the Fund’s prior sub-advisor has resulted in a reduction in the total amount (as percentage of daily net assets) of the management fee paid by the Fund from 0.67% to 0.45%.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory contract of the Fund is available in the Forward Funds’ annual report for the fiscal year ended December 31, 2009.

The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are:

Nathan J. Rowader. Mr. Rowader has been with Forward Management since September 2008 as Director of Investments. Mr. Rowader has co-primary responsibility for the day-to-day management of the Fund. Prior to joining Forward Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader holds an MBA. Mr. Rowader has managed the Fund since January 2011.

David L. Ruff, CFA. Mr. Ruff is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend, and International Dividend strategies and has held this position since August 2008. Mr. Ruff has co-primary responsibility for the day-to-day management of the Fund. From 2001 to July 2008, Mr. Ruff was Chief Investment Officer and a Member of the Investment Policy Committee for Berkeley Capital Management. From 1987-2001, Mr. Ruff was Executive Vice President and Chief Investment Officer for London Pacific Advisors. Mr. Ruff is a Chartered Financial Analyst. Mr. Ruff has managed the Fund since January 2011.

Paul Herber, CFA. Mr. Herber has been with Forward Management since September 2008 as an Investment Officer. Prior to joining Forward Management, Mr. Herber was with Accessor Capital Management since February 2008 as an Investment Officer and member of Accessor’s Investment Committee. Prior to Accessor Capital Management, Mr. Herber was a Research Analyst at Wexford Capital Management from February 2006 to January 2008; the owner and operator of Genesis Games and Gizmos from June 2004 to January 2006; and a research associate at Capital International from June 2002 through May 2004. Mr. Herber has been a CFA Charterholder since 2003. Mr. Herber has managed the Fund since January 2011.

Jim O’Donnell, CFA. Mr. O’Donnell is President of Forward Asset Management and Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management, including the Fund. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA. Mr. O’Donnell has managed the Fund since January 2011.

The SAI contains additional information about portfolio manager compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of securities in the Fund.

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Management of the Fund

HIRING SUB-ADVISORS WITHOUT SHAREHOLDER APPROVAL

Forward Management and Forward Funds have received an exemptive order from the SEC that permits Forward Management, subject to the approval of the Board of Trustees, to hire and terminate non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for the Forward Funds without shareholder approval. Pursuant to such exemptive relief, shareholders of the affected Fund will be notified of sub-advisor changes within 90 days after the effective date of such change.

Valuation of Shares

The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is based on the Fund’s net asset value (“NAV”). The NAV per share for a Fund for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of shares of the Fund that have already been issued.

The NAV of a Fund (and each class of shares) is usually determined and its shares are priced as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each Business Day. A “Business Day” is a day on which the NYSE is open for trading. Currently, the NYSE is typically closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

When you buy shares, you pay the NAV per share. When you sell shares, you receive the NAV per share. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) on each Business Day. A “Business Day” is a day on which the NYSE is open for trading. It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to the Fund. Orders received by financial intermediaries after the close of trading on the NYSE will be confirmed at the next computed offering price.

The NAV per share of a Fund will fluctuate as the market value of the Fund’s investments changes. The NAV of different classes of shares of the Fund will differ due to differing class expenses. A Fund’s assets are valued generally by using available market quotations or at fair value, as described below, as determined in good faith in accordance with procedures established by, and under direction of, the Board of Trustees.

Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there has been no sale that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts will be valued at either the last available sale price, or at fair value, as discussed below.

In cases in which securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market.

Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available will be valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized cost if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless the Board of Trustees determines that this method does not represent fair value). For most debt securities, Forward Funds receives pricing information from independent pricing vendors (approved by the Board of Trustees) which also use information provided by market makers or estimates of value obtained from yield data relating to securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. In the event valuation information is not available from third party pricing vendors for a debt security held by the Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities, as discussed below. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the option is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures, and swap contracts for which market quotations are readily available will be valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities. If quotes are not available from a third party pricing service or one or more dealers, quotes shall be determined based on the fair value of such securities, as discussed below.

Options on securities and options on indexes will be valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally will be valued based on quotes received from a third party pricing service or one or more dealers that make markets in such securities, or at fair value, as discussed below.

To the extent that a Fund holds securities listed primarily on a foreign exchange that trade on days when the Fund is not open for business or the NYSE is not open for trading, the value of the portfolio securities may change on days that you cannot buy or sell shares. To the extent that a Fund invests in foreign securities that are principally traded in a foreign market, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of portfolio securities of foreign issuers used in such calculation. Therefore, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. Portfolio securities that

11

Valuation of Shares

are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined in good faith through the consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Assets and liabilities denominated in foreign currencies will have a market value converted into U.S. dollars at the prevailing foreign currency exchange daily rates as provided by a pricing service. Forward currency exchange contracts will have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Prevailing foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m., Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m., Eastern Time, which approximates the close of the London Exchange.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies, which are priced as equity securities in accordance with procedures established by, and under direction of, the Board of Trustees.

Forward Funds has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable, as well as under other circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security or (ii) when events occur after the close of the exchange on which a portfolio security is principally traded that are likely to have changed the value of the security. When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. The fair value of certain of a Fund’s securities may be determined through the use of a statistical research service or other calculation methodology. Forward Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. While fair values determined pursuant to Forward Funds’ procedures are intended to represent the amount a Fund would expect to receive if the fair valued security were sold at the time of fair valuation, the fair value may not equal what the Fund would receive if it actually were to sell the security as of the time of pricing.

Because the Fund may invest in below investment grade securities and securities of small capitalization companies, which may be infrequently traded and therefore relatively illiquid, and foreign securities, the valuation of which may not take place contemporaneously with the calculation of the Fund’s NAV, the Fund may be subject to relatively greater risks of market timing, and in particular, a strategy that seeks to take advantage of inefficiencies in market valuation of these securities because of infrequent trading. For this reason, the Fund may, at times, fair value some or all of its portfolio securities in order to deter such market timing.

Purchasing Shares

HOW TO BUY SHARES

You can open an account and make an initial purchase of Investor Class or Institutional Class shares of the Fund directly from the Fund or through a financial intermediary that has established an agreement with the Fund’s Distributor. The Fund, or certain classes thereof, may not be available for purchase in your state of residence. Please check with your financial intermediary to ensure your eligibility to purchase the Fund or a class of the Fund.

To open an account and make an initial purchase directly with the Fund, you can mail a check (payable to Forward Funds) in the minimum amounts described below, along with a completed and signed Account Application, to Forward Funds, P.O. Box 1345, Denver, CO 80201. To obtain an Account Application, call (800) 999-6809 or download one from www.forwardfunds.com. A completed Account Application must include your valid taxpayer identification number, street address, name, and date of birth. You may be subject to penalties if you falsify information with respect to your taxpayer identification number.

After you have opened an account, you can make subsequent purchases of Investor Class or Institutional Class shares of the Fund through your financial intermediary or directly from the Fund. To purchase shares directly by mail, send your instruction and a check to the Fund at P.O. Box 1345, Denver, CO 80201.

You also can make subsequent purchases of Investor Class or Institutional Class shares of the Fund through the Internet. To do so, you must be an existing shareholder of the Fund and your account must be bank ACH active. You may not initially open an account with the Fund via the Internet. To purchase Fund shares online, you must select this option on the account application. You can establish a user ID and password at www.forwardfunds.com by selecting Account Login. If you have questions or problems accessing your account, contact Forward Funds at (800) 999-6809.

Requests must be received prior to the close of the NYSE, normally 4:00 p.m., Eastern Time. The Transfer Agent must receive payment for shares by 12:00 p.m., Eastern Time, on the business day following the purchase request.

You also can open an account and make an initial purchase of Investor Class or Institutional Class shares and subsequent purchases of shares through a financial intermediary that has established an agreement with the Fund’s Distributor.

There are no initial sales loads for Investor Class or Institutional Class shares of the Fund. Depending upon the terms of your account, you may pay account fees for services provided in connection with your investment in Investor Class or Institutional Class shares of the Fund. Financial intermediaries may charge their customers a transaction or service fee. Forward Funds or your financial intermediary can provide you with information about these services and charges. You should read this prospectus in conjunction with any such information you receive.

12

Purchasing Shares

When you purchase shares of the Fund, you must choose a share class. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. The Fund contained in this prospectus also offers additional classes of shares pursuant to separate prospectuses and Forward Funds offers additional funds pursuant to separate prospectuses. Information on such other share classes and Forward Funds can be requested by calling (800) 999-6809. When you purchase shares of the Fund, you must choose a share class.

Factors you should consider in choosing a class of shares include

•	How long you expect to own the shares
•	How much you intend to invest
•	Total expenses associated with owning shares of each class

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.

Minimum Initial Investment Amount per Fund for Investor Class Shares

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Minimum Initial Investment Amount for Institutional Class Shares

•	$100,000 per Fund

Subsequent investments in Investor Class Shares must be $100 or more. Financial intermediaries may charge their customers a transaction or service fee.

Forward Funds has the discretion to waive or reduce any of the above minimum investment requirements.

Automatic Investment Plan for Investor Class Shares

Forward Funds offers an Automatic Investment Plan for current and prospective investors in which you may make monthly investments in one or more of the Forward Funds. The minimum initial investment amount is $500 and minimum subsequent investments are $100. Sums for investment will be automatically withdrawn from your checking or savings account on the day you specify. If you do not specify a day, the transaction will occur on the 20th of each month or the next Business Day if the 20th is not a Business Day. Please call (800) 999-6809 if you would like more information.

EXCHANGE PRIVILEGE

Exchanges of Institutional or Investor Class Shares for the Same Class Shares of Any Other Fund

By following the instructions below, and subject to such limitations as may be imposed by the Trust, you may exchange your Institutional Class or Investor Class shares of the Fund for the same class shares of any other Forward Fund, or with a money market fund. Please check with Forward Funds to determine which money market funds are available. There are generally no fees for exchanges, but an exchange of shares between Forward Funds is technically a sale of shares in one fund followed by a purchase of shares in another fund, and therefore may have tax consequences. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will generally give you a new tax basis for your new shares.

Shareholders should read the prospectus for any other Forward Fund into which they are considering exchanging.

Exchanges of Institutional or Investor Class Shares for a Different Class within the Fund

Subject to such limitations as may be imposed by the Trust, you may also exchange shares of one class of the Fund for another class within the Fund. You may exchange your Institutional Class shares for Investor Class shares of the Fund. You may exchange your Investor Class shares for Institutional Class shares of the Fund. An exchange of shares of one class of the Fund into another class of the Fund is not treated as a redemption and sale for tax purposes.

Shareholders should read the prospectus for any other class of shares into which they are considering exchanging.

General Information about Exchanges

Shares of the Fund or a class thereof may be exchanged for shares of another Forward Fund or class on days when the NYSE is open for business, as long as shareholders meet the normal investment requirements, including the minimum investment requirements, of the other Forward Fund or class. Your exchange request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m., Eastern Time. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, class, Fund(s), allocation of investment, and signature of authorized signer. Shares will be exchanged at the next NAV calculated after the Transfer Agent receives the exchange request in good order. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange. Once your exchange is received in good order, it cannot be revoked by you.

13

Purchasing Shares

Exchanges into another Forward Fund and/or class must be for at least $100. The Trust reserves the right to prohibit exchanges during the first 15 days following an investment in the Fund and may terminate or change the terms of the exchange privilege at any time. In addition, Forward Funds may suspend a shareholder’s exchange privilege if, in the judgment of Forward Management, the shareholder’s exchange activity indicates frequent trading or market timing that may be harmful to the Fund or its shareholders. See “Policies Concerning Frequent Purchases and Redemptions” in this prospectus.

Not all classes of the Forward Funds or all Forward Funds may be offered in your state of residence. Contact your financial intermediary or the Transfer Agent to ensure that the Fund or the class of shares of the Fund you want to exchange into is offered in your state of residence.

In general, you will receive notice of any material change to the exchange privilege at least 60 days prior to the change, although this notice period may be reduced or eliminated if determined by the Board of Trustees or Forward Management to be in the best interests of shareholders and otherwise consistent with applicable regulations.

You can send a written instruction specifying your exchange or, if you have authorized telephone exchanges previously and we have a record of your authorization, you can call (800) 999-6809 to execute your exchange. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange.

PRICING OF FUND SHARES

When you purchase shares, you will pay the NAV that is next calculated after we receive your order. If you place an order for the purchase of shares through a financial intermediary, the purchase price will be based on the NAV next determined, but only if the financial intermediary receives the order by the close of the Business Day. Your financial intermediary is responsible for transmitting such orders promptly. If the financial intermediary fails to transmit your order properly, your right to that Business Day’s closing price must be settled between the financial intermediary and you.

Purchases of shares of the Fund will be effected only on a Business Day. An order received prior to the daily cut-off time on any Business Day is processed based on that day’s NAV. An order received after the cut-off time on any Business Day is processed based on the NAV determined as of the next Business Day of the Fund.

CUSTOMER IDENTIFICATION PROGRAM

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a matter of policy, Forward Funds requires that all individual shareholders be a U.S. citizen or resident alien. U.S. citizens holding shares of the Forward Funds who subsequently move out of the U.S. are permitted to hold and redeem shares, but are not permitted to purchase shares while residing outside of the U.S.

As a result, the Fund must obtain the following information for each person that opens a new account:

•	Name
•	Date of birth (for individuals)
•	Residential or business street address in the U.S. (post office boxes are permitted for mailing only)
•	Social Security number or taxpayer identification number

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Forward Funds and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

eDELIVERY

eDelivery allows you to receive your quarterly account statements, transaction confirmations, tax forms, and other important information concerning your investment in Forward Funds online. Select this option on your account application to receive email notifications when quarterly statements, confirmations or tax forms are available for you to view via secure online access. You will also receive emails whenever a new prospectus, semi-annual or annual fund report is available. To establish eDelivery, call (800) 999-6809 or visit www.forwardfunds.com. The minimum initial investment (excluding Institutional Class shares) for accounts enrolled in eDelivery is $2,000.

ONLINE ACCOUNT ACCESS

Shareholders can opt to access their account information online. You must select this option on your account application or go online to register. To set up online access, go to www.forwardfunds.com, select Account Login and obtain a user id and password. If you have questions, or problems accessing your account, contact Forward Funds at (800) 999-6809.

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Purchasing Shares

OTHER INFORMATION

The issuance of shares is recorded electronically on the books of Forward Funds. You will receive a confirmation and a quarterly account statement reflecting each new transaction in your account. Your quarterly statements will show the total number of shares of the Fund you own. You can rely on these statements in lieu of certificates. Certificates representing shares of the Fund will not be issued.

Forward Funds may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Due to the relatively high cost of handling small investments, Forward Funds reserve the right, upon 60 days’ written notice, to redeem, at NAV, the shares of any shareholder whose account has a value of less than $100 in the Fund, other than as a result of a decline in the NAV per share. This policy will not be implemented where the Fund has previously waived the minimum investment requirement for that shareholder. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account to at least $100 before the redemption is processed. As a sale of your Fund shares, this redemption may have tax consequences.

Forward Funds reserves the right to refuse any request to purchase shares.

Redeeming Shares

You may normally redeem your shares on any Business Day. Redemptions are priced at the NAV per share next determined after receipt of a redemption request in good order by the Forward Funds’ Distributor, Forward Funds or their agent. A financial intermediary may charge its customers a transaction or service fee in connection with redemptions. Forward Funds intends to redeem shares of a Fund solely in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, Forward Funds reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in-kind. If shares are redeemed in-kind, the redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received in the distribution including, but not limited to, brokerage costs of converting the portfolio securities to cash.

Requests must be received prior to the close of the NYSE, normally 4:00 p.m., Eastern Time. Shares will be redeemed at the next NAV calculated after the Transfer Agent receives the redemption request in good order. Payment will ordinarily be made within seven days of the request as set out in the current payment instruction on file for a shareholder’s account.

HOW TO REDEEM SHARES

Neither the investment advisor, the Distributor, the Transfer Agent, Forward Funds nor any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, written or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, as more fully described below, you bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed to be genuine. Forward Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and sending redemption proceeds only to the address of record or to a previously authorized bank account.

•	By Telephone

You may redeem your shares by telephone if you choose that option on your Account Application. If you did not originally select the telephone option, you must provide written instructions to Forward Funds in order to add this option. The maximum amount that an individual investor may redeem by telephone at any one time is $50,000. You may have the proceeds mailed to your address of record, wired or sent via ACH to a bank account previously designated on the Account Application. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 will be charged by Forward Funds.

•	By Mail

To redeem by mail, you must send a written request for redemption to Forward Funds, P.O. Box 1345, Denver, CO 80201. The Fund’s Transfer Agent will require a Medallion Signature Guarantee. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted as Medallion Signature Guarantees. The Medallion Signature Guarantee requirement will be waived if all of the following conditions apply (1) the redemption is payable to the shareholder(s) of record, (2) the redemption is delivered to the shareholder(s) at the address of record or current banking instructions on file (3) an application is on file with the Transfer Agent, and (4) the proceeds of the redemption are $50,000 or less. The Transfer Agent cannot send an overnight package to a post office box.

•	By Systematic Withdrawal

You may elect to have annual or monthly electronic transfers ($100 minimum) made to your bank account from your Forward Funds account. Your Forward Funds account must have a minimum balance of $100 and automatically have all dividends and capital gains reinvested. If the balance of your account falls below $100, the systematic withdrawal will be terminated, and you must resubmit your request in writing to have the privilege reinstated. The transfer will be made on the day you specify (or the next Business Day) to your designated account or a check will be mailed to your address of record. If you do not specify a day, the transfer will be made on the 20th day of each month or the next Business Day if the 20th is not a Business Day.

15

Redeeming Shares

•	Retirement Accounts

To redeem shares from an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account, you must mail a completed and signed Distribution Form to the Forward Funds. You may not redeem shares of an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account by telephone or via the Internet.

PAYMENTS OF REDEMPTION PROCEEDS

Redemption orders are valued at the NAV per share next determined after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven days after receipt of a valid request for redemption. Forward Funds may temporarily stop redeeming shares or delay payment of redemption proceeds when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and Forward Funds cannot sell shares or accurately determine the value of assets, if the SEC orders Forward Funds to suspend redemptions or delay payment of redemption proceeds, or to the extent permitted by applicable laws and regulations.

At various times, Forward Funds may be requested to redeem shares for which it has not yet received good payment. If this is the case, the forwarding of proceeds may be delayed until payment has been collected for the purchase of the shares. The delay may last 15 days or more. Forward Funds intends to forward the redemption proceeds as soon as good payment for purchase orders has been received. This delay may be avoided if shares are purchased by wire or ACH transfer. Forward Funds intends to pay cash for all shares redeemed, except in cases noted above under the heading “Redeeming Shares,” in which case payment for certain large redemptions may be made wholly or partly in portfolio securities that have a market value equal to the redemption price. You may incur brokerage costs in converting the portfolio securities to cash.

•	By Check

You may have a check for the redemption proceeds mailed to your address of record. To change the address to which a redemption check is to be mailed, you must send a written request with a Medallion Signature Guarantee to Forward Funds, P.O. Box 1345, Denver, CO 80201.

•	By ACH Transfer

You can arrange for the proceeds of a redemption to be sent by ACH to a single previously designated bank account if you have given authorization for ACH redemption on your Forward Funds Account Application.

•	By Wire Transfer

You can arrange for the proceeds of a redemption to be sent by wire transfer to a single previously designated bank account if you have given authorization for wire redemption on your Forward Funds Account Application. This redemption option does not apply to shares held in broker “street name” accounts. If a request for a wire redemption is received by Forward Funds prior to the close of the NYSE, the shares will be redeemed that day at the next determined NAV, and the proceeds will generally be sent to the designated bank account the next Business Day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by Forward Funds for up to seven days if Forward Funds deems it appropriate under then current market conditions. Redeeming shareholders will be notified if a delay in transmitting proceeds is anticipated. Forward Funds cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. You are responsible for any charges imposed by your bank. The minimum amount that may be wired is $2,500. Forward Funds reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until the shares have been owned (i.e., paid for) for at least 15 days. To change the name of the single bank account designated to receive wire redemption proceeds, you must send a written request with a Medallion Signature Guarantee to Forward Funds, P.O. Box 1345, Denver, CO 80201. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 will be charged by Forward Funds.

Policies Concerning Frequent Purchases and Redemptions

The Funds do not accommodate short-term or excessive trading that interferes with the efficient management of a Fund, significantly increases transaction costs or taxes, or may harm a Fund’s performance. The Funds attempt to discover and discourage frequent trading in several ways. These methods include trade activity monitoring (which may take into account transaction size), and fair value pricing. Although these methods are designed to discourage frequent trading, there can be no guarantee that the Funds will be able to identify and restrict investors that engage in such activities. These methods are inherently subjective, and involve a significant degree of judgment in their application. The Funds and their service providers seek to make these judgments and apply these methods uniformly and in a manner that they believe is consistent with the interests of the Funds’ long-term shareholders. These frequent trading policies may be amended in the future to enhance the effectiveness of the program or in response to changes in regulatory requirements.

The Funds monitor trading activity with respect to the purchase, sale and exchange of Fund shares. Trading activity is evaluated to determine whether such activity is indicative of market timing activity or is otherwise detrimental to a Fund. If the Funds believe that a shareholder of a Fund has engaged in short-term or excessive trading activity to the detriment of the Fund and its long-term shareholders, the Funds may, in their sole discretion, request the shareholder to stop such trading activities or refuse to process purchases or exchanges in the shareholder’s account. The Funds specifically reserve the right to reject any purchase or exchange order by any investor or group of investors indefinitely for any reason.

The Funds currently are unable to directly monitor the trading activity of beneficial owners of the Funds’ shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by other intermediaries. Omnibus accounts allow intermediaries to aggregate their customers’ investments in one account and to purchase, redeem and exchange Fund shares without the identity of a particular customer being known to a Fund. A number of these financial intermediaries may not have the capability or may not be willing to apply the Funds’ frequent trading policies. Although they attempt to do so, the Funds cannot assure that these policies will be enforced with regard to Fund shares held through such omnibus arrangements.

16

Policies Concerning Frequent Purchases and Redemptions

The Funds have adopted procedures to fair value each Fund’s securities in certain circumstances when market prices are not readily available, including when trading in a security is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; when a security’s primary trading market is closed during regular market hours; or when a security’s value is materially affected by events occurring after the close of the security’s primary trading market. By fair valuing securities, the Funds seek to establish prices that investors might expect to realize upon the current sales of these securities. For non-U.S. securities, fair valuation is intended to deter market timers who may take advantage of time zone differences between the close of the foreign markets on which a Fund’s portfolio securities trade and the U.S. markets that determine the time as of which the Fund’s NAV is calculated.

The Funds make fair value determinations in good faith in accordance with the Funds’ valuation procedures. Because of the subjective and variable nature of fair value pricing, there can be no assurance that a Fund could obtain the fair value assigned to the security upon the sale of such security.

Distribution and Shareholder Services Plans

Distribution Plan

Forward Funds has adopted a distribution plan under Rule 12b-1 (the “Plan”) for Investor Class shares of the Fund that allows the Fund to pay for the sale and distribution of its shares. The Fund may make payments under the Plan for the purpose of financing any activity primarily intended to result in the sale of its shares. In addition, payments under the Plan may be made to banks and their affiliates and other financial intermediaries, including broker-dealers, for the provision of administrative, and/or shareholder services for Fund shareholders.

Under the Plan, the Fund may pay one or more persons or entities a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares for service rendered and expenses borne in connection with the provision of distribution, administrative and/or shareholder services with respect to Investor Class shares of the Fund.

Payments available under the Plan may exceed amounts received by broker-dealers or other financial intermediaries in connection with the sale of the Fund’s shares.

Because these 12b-1 fees are paid out of assets attributable to the Fund’s Investor Class shares on an ongoing basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges. Shareholders owning Institutional Class shares of the Fund will not be subject to the Plan or any 12b-1 fees.

The Plan recognizes that Forward Management may use its management or administrative fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Fund shares and/or shareholder services in the form of cash, or if permitted, non-cash payments.

Shareholder Services Plan

Forward Funds has adopted a shareholder services plan (the “Shareholder Services Plan”) with respect to Investor Class and Institutional Class shares of the Fund. Under the Shareholder Services Plan, the Fund is authorized to pay third party service providers a fee at an annual rate of up to 0.25% and up to 0.10% of the Fund’s average daily net assets attributable to Investor Class and Institutional Class shares, respectively, for non-distribution related services to shareholders of Investor Class and Institutional Class shares of the Fund.

Payments available under the Shareholder Services Plan may exceed amounts received by third party service providers for the provision of shareholder services.

Because these shareholder services fees are paid out of assets attributable to the Fund’s Investor Class and Institutional Class shares on an ongoing basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges.

Additional Payments to Intermediaries

Forward Management or its affiliates may enter into arrangements to make additional payments, also referred to as “revenue sharing,” to certain financial intermediaries or their affiliates. For purposes of these additional payments, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator, third-party administrator, insurance company and/or any other institutions having a selling, administration or any similar arrangement with either Forward Management or its affiliates.

Revenue sharing arrangements occur when Forward Management or its affiliates agree to pay out of their own resources (which may include legitimate profits from providing advisory or other services to the Fund) cash or other compensation to financial intermediaries, in addition to any sales charges, distribution fees, service fees or other expenses paid by the Fund or its shareholders as disclosed in the Fund’s Fees and Expenses tables in this prospectus. Such additional payments are generally based on the average net assets of the Fund, assets held over a certain time period by a certain financial intermediary, and/or sales of the Fund’s shares through a particular financial intermediary. Furthermore, such additional payments are not reflected in and do not change the expenses paid by investors for the purchase of shares of the Fund as disclosed in the Fund’s Fees and Expenses tables in this prospectus.

Revenue sharing arrangements may include payments for various purposes, including but not limited to:

•	payments for providing shareholder recordkeeping, processing, accounting, and/or other administrative or distribution services;

17

Additional Payments to Intermediaries

•

payments for placement of a Fund on an intermediary’s list of mutual funds available for purchase by its customers or for including a Fund within a group that receives special marketing focus or are placed on a “preferred list”;

•	“due diligence” payments for an intermediary’s examination of a Fund and payments for providing extra employee training and information relating to a Fund;
•	“marketing support fees” for providing assistance in promoting the sale of Fund shares;
•	provision of educational programs, including information and related support materials; and
•

occasional meals and entertainment, tickets to sporting events, nominal gifts, and travel and lodging (subject to the applicable rules and regulations of the Financial Industry Regulatory Authority, Inc.).

A list of the financial intermediaries with which Forward Management or its affiliates has entered into ongoing contractual arrangements as of January 1, 2010, as described in this section, is contained in the “Additional Payments to Intermediaries” section of the SAI. Forward Management or its affiliates may in the future enter into ongoing contractual arrangements with other financial intermediaries.

Please ask your financial intermediary for more information about these additional payments.

Dividends and Taxes

The Fund expects to declare and pay income dividends quarterly and capital gain distributions annually, if available.

Any annual capital gain distributions are of record and payable in December.

A shareholder will automatically receive all income, dividends, and capital gain distributions in additional full and fractional shares reinvested into their Forward Funds account, unless the shareholder elects to receive dividends or distributions in cash. To elect to receive your dividends in cash or to revoke your election, call (800) 999-6809 or write to us at Forward Funds, P.O. Box 1345, Denver, CO 80201.

FEDERAL TAXES

The following information is meant only as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax advisor for advice about the particular Federal, state, and local or foreign tax consequences to you of investing in a Forward Fund.

The Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year.

Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. The tax status of a particular distribution will generally be the same for all of a Fund’s shareholders. Except as described below, it does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if the Fund designates a particular distribution as a long-term capital gain distribution, it will be taxable to you at your long-term capital gain rate.

Current tax law (which is scheduled to expire after 2010) generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and on certain qualifying dividends on corporate stock. The Fund does not expect to distribute significant amounts of qualified dividend income. These rate reductions do not apply to corporate taxpayers. A shareholder will also have to satisfy a more than 60 day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. Distributions of earnings from dividends paid by certain “qualifying foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

Dividends declared by a Fund in October, November, or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared. Each year, the Funds will send shareholders tax reports detailing the tax status of any distributions for that year.

Shareholders who are not subject to tax on their income, such as qualified retirement accounts and other tax-exempt investors, generally will not be required to pay tax on distributions.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange a Fund’s shares for shares of another Fund, you may be treated as if you sold them and any gain on the transaction may be subject to Federal income tax. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

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Dividends and Taxes

As with all mutual funds, a Fund may be required to withhold U.S. Federal income tax at the current rate of 28% (currently scheduled to increase to 31% after 2010) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. Federal income tax liability.

Please see the SAI for additional tax information.

A Fund will not be subject to federal income tax to the extent it distributes investment company taxable income and gain to shareholders in a timely manner. Dividends and other distributions that shareholders receive from a Fund, whether received in cash or reinvested in additional shares of the Fund, are subject to federal income tax and may also be subject to state and local tax. Distributions of a Fund’s net capital gain are taxable to you as long-term capital gain, when designated by the Fund as such, regardless of the length of time you have held your shares.

As discussed in the “Fund Summary” section above, the Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or loss or capital gain or loss, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

A redemption of a Fund’s shares or an exchange of a Fund’s shares for shares of another Fund will be treated as a sale of the Fund’s shares, and any gain on the transaction will be subject to federal income tax.

The Fund may receive dividends and interest on securities of foreign issuers that may be subject to withholding taxes by foreign governments, and gains from the disposition of those securities also may be subject thereto, which may reduce a Fund’s total return. If the amount of taxes withheld by foreign governments is material and certain requirements are met, a Fund may elect to enable shareholders to claim a foreign tax credit regarding those taxes, subject to certain limitations.

After the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and other distributions paid by the Funds during the preceding year. If you are neither a citizen nor a resident of the United States, each Fund will withhold U.S. Federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the applicable Fund.

The foregoing is only a brief summary of certain federal income tax consequences of investing in the Forward Funds. Please see the SAI for a further discussion. Shareholders should consult a tax advisor for further information regarding the federal, state, and local tax consequences of an investment in shares of a Fund.

Portfolio Holdings Disclosure

Forward Funds discloses the portfolio holdings of the Fund as of the end of each month on its website at www.forwardfunds.com. Portfolio holdings as of month-end are posted on the 21st day of the next succeeding month (or, if the 21st day is not a Business Day, then on the next Business Day).

A description of the Forward Funds’ policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the SAI.

Householding

To avoid sending duplicate copies of materials to households, Forward Funds may mail only one copy of each prospectus and annual and semi-annual report to shareholders having the same address on the Fund’s records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Transfer Agent at (800) 999-6809. You may also notify the Transfer Agent in writing. Individual copies of the prospectus and reports will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

General Information

You can obtain current price, yield, and other performance information on any of the Forward Funds between the hours of 9:00 a.m. and 8:00 p.m., Eastern Time, Monday through Friday by calling (800) 999-6809. You can request shareholder reports that contain performance information. These are available free of charge.

Our shareholders receive unaudited semi-annual reports and annual reports that have been audited by independent accountants. If you have any questions about Forward Funds, write to Forward Funds, P.O. Box 1345, Denver, CO 80201 or call (800) 999-6809. In addition to information available in annual and semi-annual reports, quarterly portfolio holdings information for the first and third fiscal quarters is available on the SEC’s website at www.sec.gov.

You should rely only on the information provided in this prospectus and the SAI concerning the offering of the Fund’s shares. We have not authorized anyone to give any information that is not already contained in this prospectus and the SAI. Shares of the Forward Funds are offered only where the sale is legal.

19

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance and other financial information for the last five years of the Fund’s operations. Certain information reflects financial results for a single Fund share. “Total Return” shows how much an investment in the Fund increased (or lost) assuming reinvestment of all dividends and distributions.

Information for the fiscal year ended December 31, 2009 for the Fund has been audited by PricewaterhouseCoopers LLP whose report, along with the Fund’s financial statements, are included in the Fund’s 2009 Annual Report which was filed with the SEC on March 11, 2010 (Accession No. 0001193125-10-053791). Information for the fiscal years ended December 31, 2005 through and including 2008 for the Fund has been audited by the Fund’s former independent registered public accounting firm. Information for the six-month period ended June 30, 2010 is unaudited.

The Fund is a successor mutual fund to a previously operational fund (the “Predecessor Accessor Fund”) which was a series of a separate legal entity called Accessor Funds, Inc., a Maryland corporation. The Predecessor Accessor Fund was reorganized into a series of the Trust effective September 1, 2008, pursuant to an Agreement and Plan of Reorganization. For any period prior to September 1, 2008, the financial highlights table for the Fund relates to the Predecessor Accessor Fund.

20

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD LARGECAPPLUS FUND-INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
Net asset value, beginning of period	$22.13		$17.58		$26.87		$25.49		$24.00		$22.65
Income/(loss) from operations:
Net investment income/(loss)(c)	0.04		0.05		0.06		(0.01)		0.02		(0.03)
Net realized and unrealized gain/(loss) on investments(c)	(1.98)		4.55		(9.19)		1.41		1.51		1.41
Total from investment operations	(1.94)		4.60		(9.13)		1.40		1.53		1.38
Less distributions:
Distributions from net investment income	(0.04)		(0.05)		(0.16)		(0.02)		(0.04)		(0.03)
Total distributions	(0.04)		(0.05)		(0.16)		(0.02)		(0.04)		(0.03)
Net increase/(decrease) in net asset value	(1.98)		4.55		(9.29)		1.38		1.49		1.35
Redemption fees added to paid in capital	—		—		—		—		0.00	(d)	0.00	(d)
Net asset value, end of period	$20.15		$22.13		$17.58		$26.87		$25.49		$24.00
Total Return	(8.76	)%(f)	26.21%		(33.96)%		5.49%		6.36%		6.11%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$2,649		$736		$812		$2,037		$2,293		$2,682
Ratios to average net assets:
Net investment income/(loss)	0.35	%(g)	0.27%		0.26%		(0.05)%		0.06%		(0.13)%
Operating expenses	1.36	%(g)	1.48	%(e)	1.00	%(e)	1.47	%(e)	1.39	%(e)	1.54	%(e)
Portfolio turnover rate	41	%(f)	106%		166%		191%		131%		98%

(a)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(b)	Prior to January 20, 2011, the Forward LargeCapPlus Fund was known as the Forward Large Cap Growth Fund. Prior to May 1, 2010, the Forward Large Cap Growth Fund was known as the Accessor Growth Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Less then $0.005 per share.
(e)	The effect of any custody credits on this ratio is less than 0.01%.
(f)	Not Annualized.
(g)	Annualized.

21

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD LARGECAPPLUS FUND-INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2009(a)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005
Net asset value, beginning of period	$22.67		$18.01		$27.48		$26.03		$24.49		$23.08
Income/(loss) from operations:
Net investment income(c)	0.07		0.11		0.06		0.08		0.07		0.05
Net realized and unrealized gain/(loss) on investments(c)	(2.00)		4.68		(9.46)		1.44		1.54		1.43
Total from investment operations	(1.93)		4.79		(9.40)		1.52		1.61		1.48
Less distributions:
Distributions from net investment income	(0.08)		(0.13)		(0.07)		(0.07)		(0.07)		(0.07)
Total distributions	(0.08)		(0.13)		(0.07)		(0.07)		(0.07)		(0.07)
Net increase/(decrease) in net asset value	(2.01)		4.66		(9.47)		1.45		1.54		1.41
Redemption fees added to paid in capital	—		—		0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)
Net asset value, end of period	$20.66		$22.67		$18.01		$27.48		$26.03		$24.49
Total Return	(8.56	)%(f)	26.72%		(34.24)%		5.86%		6.56%		6.44%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$16,392		$20,757		$80,617		$161,713		$178,084		$133,132
Ratios to average net assets:
Net investment income	0.62	%(g)	0.62%		0.26%		0.30%		0.29%		0.21%
Operating expenses	0.93	%(g)	1.06	%(e)	1.02	%(e)	1.12	%(e)	1.20	%(e)	1.22	%(e)
Portfolio turnover rate	41	%(f)	106%		166%		191%		131%		98%

(a)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(b)	Prior to January 20, 2011, the Forward LargeCapPlus Fund was known as the Forward Large Cap Growth Fund. Prior to May 1, 2010, the Forward Large Cap Growth Fund was known as the Accessor Growth Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Less then $0.005 per share.
(e)	The effect of any custody credits on this ratio is less than 0.01%.
(f)	Not Annualized.
(g)	Annualized.

22

Forward Funds Privacy Policy

Forward Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

•	Information we receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non-affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the Security and Confidentiality of Your Information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Forward Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment advisor or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

23

Appendix – Description of Market Indices

Barclays Capital 1-5 Year U.S. Government/Credit Bond Index: The Barclays Capital 1-5 Year U.S. Government/Credit Bond Index is an unmanaged index of fixed-rate government and corporate bonds rated investment grade or higher that have a remaining maturity of one to five years.

S&P 500 Index: The S&P 500 Index is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

S&P 500 Growth Index: The S&P 500 Growth Index is an unmanaged index of growth stocks in the S&P 500 Index. Large capitalization growth stocks are the stocks within the S&P 500 Index that generally have high expected earnings growth and higher than average price-to-book ratios.

24

Investment Advisor

Forward Management, LLC

Administrator

ALPS Fund Services, Inc.

Distributor

ALPS Distributors, Inc.

Counsel

Dechert LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Custodian

Brown Brothers Harriman & Co.

Transfer Agent

ALPS Fund Services, Inc.

Forward LargeCapPlus Fund

Forward LargeCapPlus Fund

Want More Information?

You can find out more about the Fund by reviewing the following documents:

Annual And Semi-Annual Reports

Our annual and semi-annual reports list the holdings of the Fund, describe the Fund’s performance, include the Fund’s financial statements, and discuss the market conditions and strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement Of Additional Information

The Statement of Additional Information (“SAI”) contains additional and more detailed information about the Fund and is considered a part of this prospectus. The SAI also contains a description of the Fund’s policies and procedures for disclosing its portfolio holdings.

How Do I Obtain A Copy Of These Documents?

By following one of the four procedures below:

1. Call or write, and copies will be sent to you free of charge: Forward Funds, P.O. Box 1345, Denver, CO 80201, (800) 999-6809. Or go to www.forwardfunds.com and download a free copy.

2. Write to the Public Reference Section of the SEC and ask them to mail you a copy. Public Reference Section of the SEC Washington, D.C. 20549-0102. The SEC charges a fee for this service. You can also drop by the Public Reference Section and copy the documents while you are there. Information about the Public Reference Section may be obtained by calling: (202) 551-8090.

3. Go to the EDGAR database on the SEC’s web site at www.sec.gov and download a free text-only copy.

4. After paying a duplicating fee, you may also send an electronic request to the SEC at publicinfo@sec.gov.

Investment Company Act File No. 811-06722

Prospectus

January 20, 2011

Forward LargeCapPlus Fund

TICKER
Class Z	None

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. It is a criminal offense to say otherwise.

Forward LargeCapPlus Fund

Investment Objective

The Fund seeks capital growth.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Class Z shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z

Management Fee	0.45%
Distribution (12b-1) Fees	N/A
Shareholder Services Fees	N/A
Other Expenses	0.31%
Total Annual Fund Operating Expenses	0.76%

EXAMPLES

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Because no sales loads apply to Class Z shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

Class Z

1 Year	$78
3 Years	$243
5 Years	$422
10 Years	$942

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests in synthetics or other instruments (i.e., swaps, structured notes, futures and options) (collectively, “Structured Products”) that have similar economic characteristics to common stocks of large capitalization issuers, such as those in the Fund’s benchmark, the S&P 500 Index (the “Benchmark”). For purposes of the Fund, large capitalization issuers have a capitalization of $3.5 billion or greater at the time of investment. Forward Management, LLC (“Forward Management” or the “Advisor”) invests in Structured Products in place of investing directly in large capitalization stocks to attempt to exceed the daily performance of the

Benchmark, and the value of such Structured Products should closely track changes in the value of the Benchmark. However, the Structured Products may be purchased with a fraction of the assets that would be needed to purchase the large capitalization stocks directly, so that the remainder of the assets may be invested in fixed income instruments and Structured Products as further discussed below.

The Fund may invest a significant portion of its assets in fixed income instruments (i.e., U.S. corporate bonds, U.S. Government or agency securities, municipal debt (including variable amount demand master notes), mortgage-backed securities (both agency and commercial) and asset-backed securities) that are of investment grade quality. Forward Management actively manages the fixed income instruments held by the Fund with a view towards enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to vary 2.5 years above or below the duration of the Barclays Capital 1-5 Year U.S. Government/Credit Bond Index. A brief description of this index is included in the Appendix to the Fund’s Prospectus. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of October 29, 2010, the duration of the Barclays Capital 1-5 Year U.S. Government/Credit Bond Index was 2.59.

Furthermore, Forward Management actively allocates a significant portion of the Fund’s assets to a series of strategies through Structured Products with the aim of diversifying the sources of potential excess return, which is likely to be beneficial in market environments in which the fixed income portion of the Fund’s portfolio may lose value (e.g., periods of rising interest rates). Forward Management focuses on five asset allocation strategies designed to complement the Fund’s fixed income strategy. Forward Management allocates the Fund’s assets among these five strategies based on certain market factors. The following is a brief description of each of the strategies to which Forward Management may seek exposure through investments in Structured Products:

Carry Trade: A strategy that captures the difference in target interest rates of different countries through investment in currency forwards. By taking long positions in currencies of countries with high policy rates and short positions in currencies of countries with low policy rates, this type of strategy attempts to capture the difference between the policy rates.

Equity Arbitrage: A strategy that captures the difference in the performance of certain equity securities using factors such as momentum, valuation and corporate earnings signals. Through use of a quantitative process, this type of strategy ranks equities based on forecasted returns and takes a short position in a basket of equity securities with the lowest forecasted return and long positions in other equity securities with the highest forecasted return.

Volatility Arbitrage: A strategy that captures the difference in expected and realized volatility of certain equity securities. By taking a long position in an option combined with a short position in the underlying equity security (i.e., a long volatility position), this type of strategy attempts to capture the excess return that is generated if the realized volatility on the underlying equity security eventually proves to be higher than the expected volatility on the option when the trade was initiated. Conversely, by taking a short position in an option combined with a long position in the underlying equity security (i.e., a short volatility position), this type of strategy attempts to capture the excess return that is generated if the realized volatility on the underlying equity security is ultimately lower than the option’s expected volatility.

Roll Yield: A strategy that captures positive contract roll yield in the commodities market by using different contract terms. By investing in a basket

1

Forward LargeCapPlus Fund

of long-short commodity contract pairs that take long positions in later-dated commodities contracts and short positions in short-dated contracts, this type of strategy attempts to capture the mispricing of short-dated contracts.

Rate Arbitrage: A strategy that captures changes in the yield curve, inflation-protected securities premiums, or changes in term premiums. As an example, by taking a long position in inflation-protected securities and a short position in the overall bond market when expected inflation is rising, this type of strategy attempts to capture the persistent mispricing of inflation-protected securities when inflation expectations are high. Conversely, by taking a short position in inflation-protected securities and a long position in the overall bond market when expected inflation is declining, this type of strategy attempts to capture the persistent mispricing of inflation-protected securities when inflation expectations are low.

The Fund may invest all of its assets in Structured Products as described above. Assets not invested in Structured Products may be invested in fixed income instruments or held in cash and/or cash equivalents.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Commodity Sector: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management. In addition, there can be no assurance given that any derivatives strategy used by the Fund will succeed.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Municipal Bonds: Interest rates on tax-exempt municipal bonds are generally lower than taxable bonds. If tax-exempt shareholders invest in the Fund they would not obtain any benefit from the potential to receive tax-exempt dividends, and the return on their investment may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations. In addition, since the Fund invests less than 50% of its total assets in federally tax-exempt municipal bonds, no portion of the Fund’s distributions will be designated as tax-exempt dividends.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

2

Forward LargeCapPlus Fund

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal Risks and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. Returns of the Institutional Class shares, which are not offered in this prospectus, are presented because Class Z shares do not yet have a full calendar year of investment returns. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On January 20, 2011, Forward Management assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before January 20, 2011 represent performance of the prior sub-advisors to the Fund under the previous investment strategies for the Fund.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – September 30, 2009	13.50%
Worst Quarter – December 31, 2008	–19.75%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward LargeCapPlus Fund – Institutional Class (Inception: 8/24/92)
Return Before Taxes	26.72%	0.01%	–3.97%	7.40%
Return After Taxes on Distributions(1)	26.59%	–0.07%	–4.05%	6.29%
Return After Taxes on Distributions and Sale of Fund Shares(1)	17.50%	–0.02%	–3.31%	5.99%
S&P 500 Index	26.46%	0.42%	–0.95%	8.02%
S&P 500 Growth Index	31.57%	0.96%	–3.57%	N/A

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Effective January 20, 2011, the S&P 500 Index replaced the S&P 500 Growth Index as the Fund’s primary benchmark. The Advisor made this recommendation to the Fund’s Board because the new index more closely aligns to the Fund’s investment strategies. Information on both indexes will be included for at least a one-year transition period. In the future, however, only the S&P 500 Index will be included.

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, and David L. Ruff, CFA, Portfolio Manager, have co-primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Mr. Ruff, Paul Herber, CFA, Investment Officer, and Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management. Messrs. Rowader, Ruff, Herber, and O’Donnell have managed the Fund since January 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Class Z shares of the Fund are currently only available for investment by certain other Forward Funds and are not currently available to any other investors.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

Additional Investment Strategies and Risks

In addition to the principal strategies and risks identified above, the following non-principal strategies and risks apply to the Fund.

Lending of Portfolio Securities

In order to generate additional income, the Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the Fund, the Fund could experience delays in recovering its securities and possible capital losses.

Changes of Investment Objective

The investment objective of the Fund is a fundamental policy and may not be changed without a vote of the holders of a majority of the outstanding shares of the Fund.

Defensive Positions; Cash Reserves

Under adverse market conditions or to meet anticipated redemption requests, the Fund may not follow its principal investment strategy. Under such conditions, the Fund may invest without limit in money market securities, U.S. Government obligations, and short-term debt securities. This could have a negative effect on the Fund’s ability to achieve its investment objective. Although the issuers of certain federal agency securities or government-sponsored entity securities in which the Fund may invest (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks (“FHLB”), and other government-sponsored entities) may be chartered or sponsored by Acts of Congress, the issuers are not funded by Congressional appropriations, and their securities are neither guaranteed nor issued by the United States Treasury.

The Fund is authorized to invest its cash reserves (funds awaiting investment) in the specific types of securities to be acquired by the Fund or cash to provide for payment of the Fund’s expenses or to permit the Fund to meet redemption requests. The Fund also may create equity or fixed-income exposure for cash reserves through the use of options or futures contracts in accordance with its investment objective to minimize the impact of cash balances. This will enable the Fund to hold cash while receiving return on the cash that is similar to holding equity or fixed-income securities.

Management Risk

The strategy used by Forward Management may fail to produce the intended result or Forward Management’s judgment about the attractiveness of a particular sector or security may prove to be incorrect.

Market Risk

Securities markets are volatile and can decline significantly in response to issuer, political, market, and economic developments. Historically, markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. The Fund’s portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Other Investments Techniques and Risks

The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Fund to additional risks. Please review the Statement of Additional Information (“SAI”) for more information about the additional types of securities in which the Fund may invest and their associated risks.

SECURITY TYPES OF THE FUND

The security types in which the Fund may invest (as discussed in the “Fund Summary” section above) are as follows:

Asset-Backed Securities

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

Commodity Futures and Options on Commodity Futures

Futures contracts and options on futures contracts allow for the future sale by one party and purchase by another party of a specified amount of a specific commodity at a specified future time and at a specified price. The purchase of a futures contract enables the Fund, during the term of the contract, to lock in a price at which it may purchase a commodity and protect against a rise in prices. Futures contracts enable the seller to lock in a price at which it may sell a commodity and protect against declines in the value of the commodity. An option on a futures contract gives the purchaser the right (in exchange for a premium) to assume a position in a futures contract at a specified exercise price during the term of the option.

Commodity-Linked Notes

Commodity-linked notes are derivative debt instruments whose principal and/or interest payments are linked to the price movement of a commodity, commodity index or commodity futures or option contract. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

4

Additional Investment Strategies and Risks

Debt Securities

The Fund may invest in short- and/or long-term debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds (including convertible bonds), government securities, and mortgage- and other asset-backed securities.

Derivatives

The Fund may invest in derivatives, which are securities whose value “derives” from the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, and similar instruments.

The Fund will segregate or “earmark” assets determined by Forward Management to be liquid in accordance with procedures established by the Board of Trustees to cover its derivative obligations.

Government-Sponsored Enterprises (“GSEs”)

GSEs are privately-owned corporations created by Congress to provide funding and help to reduce the cost of capital for certain borrowing sectors of the economy such as homeowners, students, and farmers. GSE securities are generally perceived to carry the implicit backing of the U.S. Government, but they are not direct obligations of the U.S. Government and are not guaranteed by the U.S. Government. As such, GSEs are different from “agencies,” which have the explicit backing of the U.S. Government.

Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Generally, a security is considered illiquid if it cannot be disposed of in the ordinary course of business within seven days at approximately the price at which the Fund has valued the investment.

International Securities (Generally)

International securities include both direct investment in such securities as well as investment in securities with exposure to the returns of an international market. Generally, international countries are considered to include all countries except the United States.

An issuer of a security generally will be considered to be located in a particular country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Investment Grade Debt Securities

Investment grade debt securities are securities rated as investment grade by a nationally recognized statistical ratings organization (“NRSRO”) (e.g., rated in the “Baa” category or above by Moody’s Investors Service (“Moody’s”), or in the “BBB” category or above by Standard & Poor’s Corporation (“S&P”) or Fitch Investors Service (“Fitch”)) at the time of purchase, or, if unrated, are determined to be of the same quality by Forward Management. Generally, debt securities in these categories should have adequate capacity to pay interest and repay principal.

Money Market Securities

Money market securities are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security’s maturity.

Mortgage-Related Securities

Mortgage-related securities are interests in pools of mortgages. Payment of principal or interest generally depends on the cash flows generated by the underlying mortgages. Mortgage-related securities may be U.S. Government securities or issued by a bank or other financial institution.

Structured Notes

A structured note is a debt obligation that may contain an embedded derivative component with characteristics that adjust the security’s risk/return profile. The return performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. A structured note is a hybrid security that attempts to change its profile by including additional modifying structures.

Swaps

Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a “notional amount” (i.e., a return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or in a “basket” of securities representing a particular index).

5

Additional Investment Strategies and Risks

TBAs

A TBA (To Be Announced) transaction is a contract for the purchase or sale of a mortgage-backed security for future settlement at an agreed upon date but does not include a specified mortgage pool number, number of mortgage pools, or precise amount to be delivered.

U.S. Government Securities

U.S. Government securities are high quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

When-Issued, Delayed-Delivery and Forward Commitments

The Fund may purchase securities on a when-issued basis, may purchase and sell such securities on a delayed-delivery basis, and may enter into contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (i.e., forward commitments). The Fund will segregate or “earmark” assets determined by Forward Management to be liquid in accordance with procedures established by the Board of Trustees to cover its obligations with respect to any when-issued securities, delayed-delivery securities or forward commitments. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated or “earmarked” to cover these positions.

Discussion of Principal and Non-Principal Risks

There are inherent risks associated with the Fund’s principal investment strategies. The factors that are most likely to have a material effect on the Fund’s investment portfolio as a whole are called “principal risks.” The principal risks of the Fund are summarized in the “Fund Summary” section above and further described below along with the non-principal risks of the Fund. The Fund may be subject to additional risks other than those described because the types of investment made by the Fund may change over time. Because the Fund may invest in other investment companies, it will be subject to the same risks of the other investment companies to the extent of its investment. For additional information regarding risks of investing in the Fund, please see the SAI.

Principal Risks

Cash and Cash Equivalents

The holding by the Fund of a substantial portion of it assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Commodity Sector

Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate.

Debt Securities

The Fund may invest in short-term and/or long-term debt securities. Debt securities in which the Fund may invest are subject to several types of investment risk. They may have market or interest rate risk, which means their value will be affected by fluctuations in the prevailing interest rates. Bonds are subject to the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of the Fund’s investments in bonds. Investments in these types of securities pose the risk that Forward Management’s forecast of the direction of interest rates might be incorrect.

Debt securities are subject to credit risk, which is the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity. The credit quality of a bond or fixed-income holding could deteriorate as a result of a bankruptcy or extended losses. There is no guarantee that a sovereign government will support certain government sponsored entity securities and, accordingly, these securities involve a risk of non-payment of principal and interest. In addition, the value of the Fund’s debt securities will generally decline if the credit rating of the issuer declines, and an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

Call or income risk exists with respect to corporate bonds during periods of falling interest rates because of the possibility that securities with high interest rates will be prepaid or “called” by the issuer before they mature. The Fund would have to reinvest the proceeds at a possibly lower interest rate. The Fund may also be subject to event risk, which is the possibility that corporate debt securities held by the Fund may suffer a substantial decline in credit quality and market value if the issuer restructures.

6

Discussion of Principal and Non-Principal Risks

Debt securities generally increase in value during periods of falling interest rates and decline in value if interest rates increase. Usually, the longer the remaining maturity of a debt security is, the greater the effect interest rate changes have on its market value.

Derivatives

The Fund may invest in derivatives, which are securities whose value is based on the value of another security or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, and similar instruments. There is limited consensus as to what constitutes a “derivative.” For the Fund’s purposes, derivatives may also include customized baskets or options (which may incorporate other securities directly and also various derivatives including common stock, options and futures) structured as agreed upon by a counterparty, as well as specially structured types of mortgage- and asset-backed securities whose value is linked to foreign currencies. The Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested.

Investing for hedging purposes or to increase the Fund’s return may result in certain additional transaction costs that may reduce the Fund’s performance. The Fund may use a variety of currency hedging techniques to attempt to hedge exchange rate risk or gain exposure to a particular currency. When used for hedging purposes, no assurance can be given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged. Because the markets for certain derivative instruments are relatively new, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes and there can be no assurance that a particular derivative position will be available when sought by Forward Management, if available, that such techniques will be utilized by Forward Management.

The market value of derivative instruments and securities may be more volatile than that of other instruments, and each type of derivative instrument may have its own special risks, including the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates, and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. The value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track.

Derivatives are subject to a number of other risks, including liquidity risk (the possibility that the derivative may be difficult to purchase or sell and Forward Management may be unable to initiate a transaction or liquidate a position at an advantageous time or price), leverage risk (the possibility that adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative), interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations), and counterparty risk (the risk that a counterparty may be unable to perform according to a contract, and that any deterioration in a counterparty’s creditworthiness could adversely affect the instrument). In addition, because derivative products are highly specialized, investment techniques and risk analyses employed with respect to investments in derivatives are different from those associated with stocks and bonds. Finally, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Derivative instruments are also subject to the risk that the market value of an instrument will change to the detriment of the Fund. If Forward Management inaccurately forecast the values of securities, currencies or interest rates or other economic factors in using derivatives, the Fund might have been in a better position if it had not entered into the transaction at all. Some strategies involving derivative instruments can reduce the risk of loss, but they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other investments held by the Fund. The Fund may also have to buy or sell a security at a disadvantageous time or price because regulations require funds to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

The SAI provides a more detailed description of the types of derivative instruments in which the Fund may invest and their associated risks.

Government-Sponsored Enterprises (“GSEs”)

Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. GSE debt is generally considered to be of high credit quality due to the implied backing of the U.S. Government, but ultimately it is the sole obligation of its issuer. For that reason, securities issued by GSEs are considered to carry somewhat greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Hedging

The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain. Among other things, these negative effects can occur if the market moves in a direction that Forward Management does not expect or if the Fund cannot close out its position in a hedging instrument.

Liquidity Risk

Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity if its credit rating falls, it experiences sudden unexpected cash outflows, or some other event causes counterparties to avoid trading with or lending to the institution. A firm is also exposed to liquidity risk if markets on which it depends are subject to loss of liquidity. Derivative based securities and privately issued mortgage-related securities and other asset-backed securities, which do not have a government or government-sponsored guarantee, that are subject to substantial market and credit risk may have greater liquidity risk. Less liquid securities may trade infrequently, trade at a smaller volume and be quite volatile. This means that they may be harder to purchase or sell at a fair price or quickly enough to prevent or minimize loss.

Mortgage-Related and Other Asset-Backed Securities

A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

7

Discussion of Principal and Non-Principal Risks

Mortgage-backed securities are subject to extension risk, which is the risk that a Fund that holds mortgage-backed securities may exhibit additional volatility during periods of rising interest rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Municipal Bonds

If the Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). If the Fund does not have at least 50% of its assets invested in tax-exempt municipal obligations at the end of any quarter of its tax year, the Fund would not be able to designate any tax-exempt dividends for such year and any distributions of net interest from tax-exempt obligations would generally be taxable to shareholders. There is no assurance that the Fund will invest at least 50% of its assets in tax-exempt municipal bonds. The Fund will not be managed to qualify a specified portion of its distributions as tax-exempt.

Interest rates on tax-exempt municipal bonds are generally lower than taxable bonds. If tax-exempt shareholders invest in the Fund they would not obtain any benefit from the potential to receive tax-exempt dividends, and the return on their investment may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations. In addition, if the Fund invests less than 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in federally tax-exempt municipal bonds, which may be the case from time to time, no portion of the Fund’s distributions would be designated as tax-exempt dividends.

Generally, municipal bonds are issued as general obligations of a state or local government that are secured by the issuer’s taxing power, or as revenue bonds that are secured by user fees and other revenues pledged to pay debt service on such bonds. The major portion of municipal bonds are issued to fund public projects, including economic development, education, electric power, healthcare, housing, transportation, water and sewer, and pollution control.

In addition, U.S. federal tax law has enabled governmental issuers to issue billions of dollars of tax-exempt municipal bonds on behalf of certain corporate entities for various qualified purposes. Corporate-backed municipal bonds are typically issued as limited obligations of a governmental issuer payable from revenues derived pursuant to a loan, lease, installment sale or financing agreement with a corporate entity (including, but not limited to, entities such as airlines, electric utilities, healthcare facilities, and industrials). Such bonds are typically treated as a long-term debt on a parity with senior unsecured bonds issued by such corporate entity, except that interest payable on corporate-backed municipal bonds is federally tax exempt. Subject to certain requirements, the Fund may be permitted to pass through to its shareholders the interest earned on municipal bonds as federally tax exempt interest dividends. For more information see “Dividends and Taxes.” In addition, corporate credits in the municipal bond market generally trade at a higher pre-tax yield than an equivalent corporate credit in the corporate bond market and, therefore, it is possible for investments in corporate-backed municipal bonds to achieve higher relative returns than comparable investments in corporate bonds.

Portfolio Turnover

The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. The Fund’s portfolio turnover rate will vary from year to year.

The calculation of the Fund’s portfolio turnover rate excludes purchases and sale of short positions. To the extent the Fund engages in short sales, the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax

The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules. In addition,the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Non-Principal Risks

Tax Reform

As the Fund may purchase the debt securities of municipal issuers, changes or proposed changes in federal tax laws could impact the value of those securities. Of particular concern would be large changes in marginal income tax rates or the elimination of the tax preference for municipal interest income versus currently taxable interest income. Also,

8

Discussion of Principal and Non-Principal Risks

the failure or possible failure of such debt issuances to qualify for tax exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of the Fund’s portfolio, and such a failure could also result in additional taxable income to the Fund and/or shareholders. In addition, the municipal market is a fragmented market that is very technically driven. There can be regional variations in economic conditions or supply-demand fundamentals. Any interest or other expenses incurred for the purchase of municipal bonds cannot be deducted. Bonds issued by municipalities must be held by beneficial owners for their interest to be treated as tax exempt. The municipal market is predominantly a retail buyer driven market. For these reasons, the municipal bond market is subject to very different supply-demand fundamentals than corporate markets. Public information in the municipal market is also less available than in other markets, increasing the difficulty of evaluating and valuing securities. As opposed to the majority of municipal bonds outstanding, a portion of the municipal bonds held by the Fund may be secured by payments to be made by private companies and changes in market conditions affecting such bonds, including the downgrade of a private company obligated to make such payments, could have a negative impact on the value of Fund holdings, the municipal market generally, or the Fund’s performance.

Management of the Fund

INVESTMENT ADVISOR/PORTFOLIO MANAGERS

Forward Management serves as investment advisor to the Fund. Forward Management is located at 101 California Street, Suite 1600, San Francisco, California 94111. As of December 31, 2009, Forward Management had approximately $5.4 billion of assets under management.

Forward Management has the authority to manage the Fund in accordance with the investment objective, policies, and restrictions of the Fund, subject to general supervision of the Trust’s Board of Trustees. Forward Management has managed the Forward Funds since September 1998 and the Forward Funds are its principal investment advisory clients. Forward Management directly manages the Fund’s assets without the use of a sub-advisor. Forward Management also provides the Fund with ongoing management supervision and policy direction.

During the Fund’s fiscal year ended December 31, 2009, the Fund paid a management fee to the Fund’s investment advisor and the Fund’s prior sub-advisor in the total amount (as a percentage of daily net assets) of 0.67%. Effective January 20, 2011, Forward Management assumed all responsiblilities with respect to directing the investments of the Fund. The termination of the Fund’s prior sub-advisor has resulted in a reduction in the total amount (as percentage of daily net assets) of the management fee paid by the Fund from 0.67% to 0.45%.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory contract of the Fund is available in the Forward Funds’ annual report for the fiscal year ended December 31, 2009.

The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are:

Nathan J. Rowader. Mr. Rowader has been with Forward Management since September 2008 as Director of Investments. Mr. Rowader has co-primary responsibility for the day-to-day management of the Fund. Prior to joining Forward Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader holds an MBA. Mr. Rowader has managed the Fund since January 2011.

David L. Ruff, CFA. Mr. Ruff is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend, and International Dividend strategies and has held this position since August 2008. Mr. Ruff has co-primary responsibility for the day-to-day management of the Fund. From 2001 to July 2008, Mr. Ruff was Chief Investment Officer and a Member of the Investment Policy Committee for Berkeley Capital Management. From 1987-2001, Mr. Ruff was Executive Vice President and Chief Investment Officer for London Pacific Advisors. Mr. Ruff is a Chartered Financial Analyst. Mr. Ruff has managed the Fund since January 2011.

Paul Herber, CFA. Mr. Herber has been with Forward Management since September 2008 as an Investment Officer. Prior to joining Forward Management, Mr. Herber was with Accessor Capital Management since February 2008 as an Investment Officer and member of Accessor’s Investment Committee. Prior to Accessor Capital Management, Mr. Herber was a Research Analyst at Wexford Capital Management from February 2006 to January 2008; the owner and operator of Genesis Games and Gizmos from June 2004 to January 2006; and a research associate at Capital International from June 2002 through May 2004. Mr. Herber has been a CFA Charterholder since 2003. Mr. Herber has managed the Fund since January 2011.

Jim O’Donnell, CFA. Mr. O’Donnell is President of Forward Asset Management and Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management, including the Fund. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA. Mr. O’Donnell has managed the Fund since January 2011.

The SAI contains additional information about portfolio manager compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of securities in the Fund.

9

Management of the Fund

HIRING SUB-ADVISORS WITHOUT SHAREHOLDER APPROVAL

Forward Management and Forward Funds have received an exemptive order from the SEC that permits Forward Management, subject to the approval of the Board of Trustees, to hire and terminate non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for the Forward Funds without shareholder approval. Pursuant to such exemptive relief, shareholders of the affected Fund will be notified of sub-advisor changes within 90 days after the effective date of such change.

Valuation of Shares

The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is based on the Fund’s net asset value (“NAV”). The NAV per share for a Fund for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of shares of the Fund that have already been issued.

The NAV of a Fund (and each class of shares) is usually determined and its shares are priced as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each Business Day. A “Business Day” is a day on which the NYSE is open for trading. Currently, the NYSE is typically closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

When you buy shares, you pay the NAV per share. When you sell shares, you receive the NAV per share. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) on each Business Day. A “Business Day” is a day on which the NYSE is open for trading. It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to the Fund. Orders received by financial intermediaries after the close of trading on the NYSE will be confirmed at the next computed offering price.

The NAV per share of a Fund will fluctuate as the market value of the Fund’s investments changes. The NAV of different classes of shares of the Fund will differ due to differing class expenses. A Fund’s assets are valued generally by using available market quotations or at fair value, as described below, as determined in good faith in accordance with procedures established by, and under direction of, the Board of Trustees.

Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there has been no sale that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts will be valued at either the last available sale price, or at fair value, as discussed below.

In cases in which securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market.

Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available will be valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized cost if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless the Board of Trustees determines that this method does not represent fair value). For most debt securities, Forward Funds receives pricing information from independent pricing vendors (approved by the Board of Trustees) which also use information provided by market makers or estimates of value obtained from yield data relating to securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. In the event valuation information is not available from third party pricing vendors for a debt security held by the Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities, as discussed below. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the option is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures, and swap contracts for which market quotations are readily available will be valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities. If quotes are not available from a third party pricing service or one or more dealers, quotes shall be determined based on the fair value of such securities, as discussed below.

Options on securities and options on indexes will be valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally will be valued based on quotes received from a third party pricing service or one or more dealers that make markets in such securities, or at fair value, as discussed below.

To the extent that a Fund holds securities listed primarily on a foreign exchange that trade on days when the Fund is not open for business or the NYSE is not open for trading, the value of the portfolio securities may change on days that you cannot buy or sell shares. To the extent that a Fund invests in foreign securities that are principally traded in a foreign market, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of portfolio securities of foreign issuers used in such calculation. Therefore, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. Portfolio securities that

10

Valuation of Shares

are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined in good faith through the consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Assets and liabilities denominated in foreign currencies will have a market value converted into U.S. dollars at the prevailing foreign currency exchange daily rates as provided by a pricing service. Forward currency exchange contracts will have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Prevailing foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m., Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m., Eastern Time, which approximates the close of the London Exchange.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies, which are priced as equity securities in accordance with procedures established by, and under direction of, the Board of Trustees.

Forward Funds has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable, as well as under other circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security or (ii) when events occur after the close of the exchange on which a portfolio security is principally traded that are likely to have changed the value of the security. When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. The fair value of certain of a Fund’s securities may be determined through the use of a statistical research service or other calculation methodology. Forward Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. While fair values determined pursuant to Forward Funds’ procedures are intended to represent the amount a Fund would expect to receive if the fair valued security were sold at the time of fair valuation, the fair value may not equal what the Fund would receive if it actually were to sell the security as of the time of pricing.

Because the Fund may invest in below investment grade securities and securities of small capitalization companies, which may be infrequently traded and therefore relatively illiquid, and foreign securities, the valuation of which may not take place contemporaneously with the calculation of the Fund’s NAV, the Fund may be subject to relatively greater risks of market timing, and in particular, a strategy that seeks to take advantage of inefficiencies in market valuation of these securities because of infrequent trading. For this reason, the Fund may, at times, fair value some or all of its portfolio securities in order to deter such market timing.

Purchasing Shares

HOW TO BUY SHARES

You can open an account and make an initial purchase of Class Z shares of the Fund directly from the Fund or through a financial intermediary that has established an agreement with the Fund’s Distributor. The Fund, or certain classes thereof, may not be available for purchase in your state of residence. Please check with your financial intermediary to ensure your eligibility to purchase Class Z shares of the Fund.

To open an account and make an initial purchase directly with the Fund, you can mail a check (payable to Forward Funds) in the minimum amounts described below, along with a completed and signed Account Application, to Forward Funds, P.O. Box 1345, Denver, CO 80201. To obtain an Account Application, call (800) 999-6809 or download one from www.forwardfunds.com. A completed Account Application must include your valid taxpayer identification number, street address, name, and date of birth. You may be subject to penalties if you falsify information with respect to your taxpayer identification number.

After you have opened an account, you can make subsequent purchases of Class Z shares of the Fund through your financial intermediary or directly from the Fund. To purchase shares directly by mail, send your instruction and a check to the Fund at P.O. Box 1345, Denver, CO 80201.

You also can make subsequent purchases of Class Z shares of the Fund through the Internet. To do so, you must be an existing shareholder of the Fund and your account must be bank ACH active. You may not initially open an account with the Fund via the Internet. To purchase Fund shares online, you must select this option on the account application. You can establish a user ID and password at www.forwardfunds.com by selecting Account Login. If you have questions or problems accessing your account, contact Forward Funds at (800) 999-6809.

Requests must be received prior to the close of the NYSE, normally 4:00 p.m., Eastern Time. The Transfer Agent must receive payment for shares by 12:00 p.m., Eastern Time, on the business day following the purchase request.

You also can open an account and make an initial purchase of Class Z shares and subsequent purchases of shares through a financial intermediary that has established an agreement with the Fund’s Distributor.

There are no initial sales loads for Class Z shares of the Fund. Depending upon the terms of your account, you may pay account fees for services provided in connection with your investment in Class Z shares of the Fund. Financial intermediaries may charge their customers a transaction or service fee. Forward Funds or your financial intermediary can provide you with information about these services and charges. You should read this prospectus in conjunction with any such information you receive.

11

Purchasing Shares

When you purchase shares of the Fund, you must choose a share class. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. The Fund contained in this prospectus also offers additional classes of shares pursuant to separate prospectuses and Forward Funds offers additional funds pursuant to separate prospectuses. Information on such other share classes and Forward Funds can be requested by calling (800) 999-6809. When you purchase shares of the Fund, you must choose a share class.

Factors you should consider in choosing a class of shares include

•	How long you expect to own the shares
•	How much you intend to invest
•	Total expenses associated with owning shares of each class

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.

Investor Requirements for Class Z Shares

Class Z shares of the Fund are currently only available for investment by certain other Forward Funds and are not currently available to any other investors.

EXCHANGE PRIVILEGE

Exchanges of Class Z Shares for the Class Z Shares of Any Other Fund

By following the instructions below, and subject to such limitations as may be imposed by the Trust, you may exchange your Class Z shares of the Fund for Class Z shares of any other Forward Fund. There are generally no fees for exchanges, but an exchange of shares between Forward Funds is technically a sale of shares in one fund followed by a purchase of shares in another fund, and therefore may have tax consequences. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will generally give you a new tax basis for your new shares.

Shareholders should read the prospectus for any other Forward Fund into which they are considering exchanging.

Exchanges of Class Z Shares for a Different Class within the Fund

Subject to such limitations as may be imposed by the Trust, you may also exchange shares of one class of the Fund for another class within the Fund. You may exchange your Class Z shares for Investor Class or Institutional Class shares of the Fund. An exchange of shares of one class of the Fund into another class of the Fund is not treated as a redemption and sale for tax purposes.

Shareholders should read the prospectus for any other class of shares into which they are considering exchanging.

General Information about Exchanges

Shares of the Fund or a class thereof may be exchanged for shares of another Forward Fund or class on days when the NYSE is open for business, as long as shareholders meet the normal investment requirements, including the minimum investment requirements, of the other Forward Fund or class. Your exchange request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m., Eastern Time. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, class, Fund(s), allocation of investment, and signature of authorized signer. Shares will be exchanged at the next NAV calculated after the Transfer Agent receives the exchange request in good order. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange. Once your exchange is received in good order, it cannot be revoked by you. Exchanges into another Forward Fund and/or class must be for at least $100. The Trust reserves the right to prohibit exchanges during the first 15 days following an investment in the Fund and may terminate or change the terms of the exchange privilege at any time. In addition, Forward Funds may suspend a shareholder’s exchange privilege if, in the judgment of Forward Management, the shareholder’s exchange activity indicates frequent trading or market timing that may be harmful to the Fund or its shareholders. See “Policies Concerning Frequent Purchases and Redemptions” in this prospectus.

Not all classes of the Forward Funds or all Forward Funds may be offered in your state of residence. Contact your financial intermediary or the Transfer Agent to ensure that the Fund or the class of shares of the Fund you want to exchange into is offered in your state of residence.

In general, you will receive notice of any material change to the exchange privilege at least 60 days prior to the change, although this notice period may be reduced or eliminated if determined by the Board of Trustees or Forward Management to be in the best interests of shareholders and otherwise consistent with applicable regulations.

You can send a written instruction specifying your exchange or, if you have authorized telephone exchanges previously and we have a record of your authorization, you can call (800) 999-6809 to execute your exchange. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange.

PRICING OF FUND SHARES

When you purchase shares, you will pay the NAV that is next calculated after we receive your order. If you place an order for the purchase of shares through a financial intermediary, the purchase price will be based on the NAV next determined, but only if the financial intermediary receives the order by the close of the Business Day. Your financial intermediary is responsible for transmitting such orders promptly. If the financial intermediary fails to transmit your order properly, your right to that Business Day’s closing price must be settled between the financial intermediary and you.

12

Purchasing Shares

Purchases of shares of the Fund will be effected only on a Business Day. An order received prior to the daily cut-off time on any Business Day is processed based on that day’s NAV. An order received after the cut-off time on any Business Day is processed based on the NAV determined as of the next Business Day of the Fund.

CUSTOMER IDENTIFICATION PROGRAM

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a matter of policy, Forward Funds requires that all individual shareholders be a U.S. citizen or resident alien. U.S. citizens holding shares of the Forward Funds who subsequently move out of the U.S. are permitted to hold and redeem shares, but are not permitted to purchase shares while residing outside of the U.S.

As a result, the Fund must obtain the following information for each person that opens a new account:

•	Name
•	Date of birth (for individuals)
•	Residential or business street address in the U.S. (post office boxes are permitted for mailing only)
•	Social Security number or taxpayer identification number

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Forward Funds and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

eDELIVERY

eDelivery allows you to receive your quarterly account statements, transaction confirmations, tax forms, and other important information concerning your investment in Forward Funds online. Select this option on your account application to receive email notifications when quarterly statements, confirmations or tax forms are available for you to view via secure online access. You will also receive emails whenever a new prospectus, semi-annual or annual fund report is available. To establish eDelivery, call (800) 999-6809 or visit www.forwardfunds.com.

ONLINE ACCOUNT ACCESS

Shareholders can opt to access their account information online. You must select this option on your account application or go online to register. To set up online access, go to www.forwardfunds.com, select Account Login and obtain a user id and password. If you have questions, or problems accessing your account, contact Forward Funds at (800) 999-6809.

OTHER INFORMATION

The issuance of shares is recorded electronically on the books of Forward Funds. You will receive a confirmation and a quarterly account statement reflecting each new transaction in your account. Your quarterly statements will show the total number of shares of the Fund you own. You can rely on these statements in lieu of certificates. Certificates representing shares of the Fund will not be issued.

Forward Funds may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Due to the relatively high cost of handling small investments, Forward Funds reserve the right, upon 60 days’ written notice, to redeem, at NAV, the shares of any shareholder whose account has a value of less than $100 in the Fund, other than as a result of a decline in the NAV per share. This policy will not be implemented where the Fund has previously waived the minimum investment requirement for that shareholder. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account to at least $100 before the redemption is processed. As a sale of your Fund shares, this redemption may have tax consequences.

Forward Funds reserves the right to refuse any request to purchase shares.

13

Redeeming Shares

You may normally redeem your shares on any Business Day. Redemptions are priced at the NAV per share next determined after receipt of a redemption request in good order by the Forward Funds’ Distributor, Forward Funds or their agent. A financial intermediary may charge its customers a transaction or service fee in connection with redemptions. Forward Funds intends to redeem shares of a Fund solely in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, Forward Funds reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in-kind. If shares are redeemed in-kind, the redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received in the distribution including, but not limited to, brokerage costs of converting the portfolio securities to cash.

Requests must be received prior to the close of the NYSE, normally 4:00 p.m., Eastern Time. Shares will be redeemed at the next NAV calculated after the Transfer Agent receives the redemption request in good order. Payment will ordinarily be made within seven days of the request as set out in the current payment instruction on file for a shareholder’s account.

HOW TO REDEEM SHARES

Neither the investment advisor, the Distributor, the Transfer Agent, Forward Funds nor any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, written or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, as more fully described below, you bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed to be genuine. Forward Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and sending redemption proceeds only to the address of record or to a previously authorized bank account.

•	By Telephone

You may redeem your shares by telephone if you choose that option on your Account Application. If you did not originally select the telephone option, you must provide written instructions to Forward Funds in order to add this option. The maximum amount that an individual investor may redeem by telephone at any one time is $50,000. You may have the proceeds mailed to your address of record, wired or sent via ACH to a bank account previously designated on the Account Application. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 will be charged by Forward Funds.

•	By Mail

To redeem by mail, you must send a written request for redemption to Forward Funds, P.O. Box 1345, Denver, CO 80201. The Fund’s Transfer Agent will require a Medallion Signature Guarantee. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted as Medallion Signature Guarantees. The Medallion Signature Guarantee requirement will be waived if all of the following conditions apply (1) the redemption is payable to the shareholder(s) of record, (2) the redemption is delivered to the shareholder(s) at the address of record or current banking instructions on file (3) an application is on file with the Transfer Agent, and (4) the proceeds of the redemption are $50,000 or less. The Transfer Agent cannot send an overnight package to a post office box.

•	By Systematic Withdrawal

You may elect to have annual or monthly electronic transfers ($100 minimum) made to your bank account from your Forward Funds account. Your Forward Funds account must have a minimum balance of $100 and automatically have all dividends and capital gains reinvested. If the balance of your account falls below $100, the systematic withdrawal will be terminated, and you must resubmit your request in writing to have the privilege reinstated. The transfer will be made on the day you specify (or the next Business Day) to your designated account or a check will be mailed to your address of record. If you do not specify a day, the transfer will be made on the 20th day of each month or the next Business Day if the 20th is not a Business Day.

•	Retirement Accounts

To redeem shares from an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account, you must mail a completed and signed Distribution Form to the Forward Funds. You may not redeem shares of an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account by telephone or via the Internet.

PAYMENTS OF REDEMPTION PROCEEDS

Redemption orders are valued at the NAV per share next determined after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven days after receipt of a valid request for redemption. Forward Funds may temporarily stop redeeming shares or delay payment of redemption proceeds when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and Forward Funds cannot sell shares or accurately determine the value of assets, if the SEC orders Forward Funds to suspend redemptions or delay payment of redemption proceeds, or to the extent permitted by applicable laws and regulations.

At various times, Forward Funds may be requested to redeem shares for which it has not yet received good payment. If this is the case, the forwarding of proceeds may be delayed until payment has been collected for the purchase of the shares. The delay may last 15 days or more. Forward Funds intends to forward the redemption proceeds as soon as good payment for purchase orders has been received. This delay may be avoided if shares are purchased by wire or ACH transfer. Forward Funds intends to pay cash for all shares redeemed, except in cases noted above under the heading “Redeeming Shares,” in which case payment for certain large redemptions may be made wholly or partly in portfolio securities that have a market value equal to the redemption price. You may incur brokerage costs in converting the portfolio securities to cash.

14

Redeeming Shares

•	By Check

You may have a check for the redemption proceeds mailed to your address of record. To change the address to which a redemption check is to be mailed, you must send a written request with a Medallion Signature Guarantee to Forward Funds, P.O. Box 1345, Denver, CO 80201.

•	By ACH Transfer

You can arrange for the proceeds of a redemption to be sent by ACH to a single previously designated bank account if you have given authorization for ACH redemption on your Forward Funds Account Application.

•	By Wire Transfer

You can arrange for the proceeds of a redemption to be sent by wire transfer to a single previously designated bank account if you have given authorization for wire redemption on your Forward Funds Account Application. This redemption option does not apply to shares held in broker “street name” accounts. If a request for a wire redemption is received by Forward Funds prior to the close of the NYSE, the shares will be redeemed that day at the next determined NAV, and the proceeds will generally be sent to the designated bank account the next Business Day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by Forward Funds for up to seven days if Forward Funds deems it appropriate under then current market conditions. Redeeming shareholders will be notified if a delay in transmitting proceeds is anticipated. Forward Funds cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. You are responsible for any charges imposed by your bank. The minimum amount that may be wired is $2,500. Forward Funds reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until the shares have been owned (i.e., paid for) for at least 15 days. To change the name of the single bank account designated to receive wire redemption proceeds, you must send a written request with a Medallion Signature Guarantee to Forward Funds, P.O. Box 1345, Denver, CO 80201. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 will be charged by Forward Funds.

Policies Concerning Frequent Purchases and Redemptions

The Funds do not accommodate short-term or excessive trading that interferes with the efficient management of a Fund, significantly increases transaction costs or taxes, or may harm a Fund’s performance. The Funds attempt to discover and discourage frequent trading in several ways. These methods include trade activity monitoring (which may take into account transaction size), and fair value pricing. Although these methods are designed to discourage frequent trading, there can be no guarantee that the Funds will be able to identify and restrict investors that engage in such activities. These methods are inherently subjective, and involve a significant degree of judgment in their application. The Funds and their service providers seek to make these judgments and apply these methods uniformly and in a manner that they believe is consistent with the interests of the Funds’ long-term shareholders. These frequent trading policies may be amended in the future to enhance the effectiveness of the program or in response to changes in regulatory requirements.

The Funds monitor trading activity with respect to the purchase, sale and exchange of Fund shares. Trading activity is evaluated to determine whether such activity is indicative of market timing activity or is otherwise detrimental to a Fund. If the Funds believe that a shareholder of a Fund has engaged in short-term or excessive trading activity to the detriment of the Fund and its long-term shareholders, the Funds may, in their sole discretion, request the shareholder to stop such trading activities or refuse to process purchases or exchanges in the shareholder’s account. The Funds specifically reserve the right to reject any purchase or exchange order by any investor or group of investors indefinitely for any reason.

The Funds currently are unable to directly monitor the trading activity of beneficial owners of the Funds’ shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by other intermediaries. Omnibus accounts allow intermediaries to aggregate their customers’ investments in one account and to purchase, redeem and exchange Fund shares without the identity of a particular customer being known to a Fund. A number of these financial intermediaries may not have the capability or may not be willing to apply the Funds’ frequent trading policies. Although they attempt to do so, the Funds cannot assure that these policies will be enforced with regard to Fund shares held through such omnibus arrangements.

The Funds have adopted procedures to fair value each Fund’s securities in certain circumstances when market prices are not readily available, including when trading in a security is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; when a security’s primary trading market is closed during regular market hours; or when a security’s value is materially affected by events occurring after the close of the security’s primary trading market. By fair valuing securities, the Funds seek to establish prices that investors might expect to realize upon the current sales of these securities. For non-U.S. securities, fair valuation is intended to deter market timers who may take advantage of time zone differences between the close of the foreign markets on which a Fund’s portfolio securities trade and the U.S. markets that determine the time as of which the Fund’s NAV is calculated.

The Funds make fair value determinations in good faith in accordance with the Funds’ valuation procedures. Because of the subjective and variable nature of fair value pricing, there can be no assurance that a Fund could obtain the fair value assigned to the security upon the sale of such security.

Distribution and Shareholder Services Plans

Distribution Plan

Forward Funds has not adopted a distribution plan under Rule 12b-1 for Class Z shares of the Fund.

Shareholder Services Plan

Forward Funds has not adopted a shareholder services plan for Class Z shares of the Fund.

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Additional Payments to Intermediaries

Forward Management or its affiliates may enter into arrangements to make additional payments, also referred to as “revenue sharing,” to certain financial intermediaries or their affiliates. For purposes of these additional payments, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator, third-party administrator, insurance company and/or any other institutions having a selling, administration or any similar arrangement with either Forward Management or its affiliates.

Revenue sharing arrangements occur when Forward Management or its affiliates agree to pay out of their own resources (which may include legitimate profits from providing advisory or other services to the Fund) cash or other compensation to financial intermediaries, in addition to any sales charges, distribution fees, service fees or other expenses paid by the Fund or its shareholders as disclosed in the Fund’s Fees and Expenses tables in this prospectus. Such additional payments are generally based on the average net assets of the Fund, assets held over a certain time period by a certain financial intermediary, and/or sales of the Fund’s shares through a particular financial intermediary. Furthermore, such additional payments are not reflected in and do not change the expenses paid by investors for the purchase of shares of the Fund as disclosed in the Fund’s Fees and Expenses tables in this prospectus.

Revenue sharing arrangements may include payments for various purposes, including but not limited to:

•	payments for providing shareholder recordkeeping, processing, accounting, and/or other administrative or distribution services;
•

payments for placement of a Fund on an intermediary’s list of mutual funds available for purchase by its customers or for including a Fund within a group that receives special marketing focus or are placed on a “preferred list”;

•	“due diligence” payments for an intermediary’s examination of a Fund and payments for providing extra employee training and information relating to a Fund;
•	“marketing support fees” for providing assistance in promoting the sale of Fund shares;
•	provision of educational programs, including information and related support materials; and
•

occasional meals and entertainment, tickets to sporting events, nominal gifts, and travel and lodging (subject to the applicable rules and regulations of the Financial Industry Regulatory Authority, Inc.).

A list of the financial intermediaries with which Forward Management or its affiliates has entered into ongoing contractual arrangements as of January 1, 2010, as described in this section, is contained in the “Additional Payments to Intermediaries” section of the SAI. Forward Management or its affiliates may in the future enter into ongoing contractual arrangements with other financial intermediaries.

Please ask your financial intermediary for more information about these additional payments.

Dividends and Taxes

The Fund expects to declare and pay income dividends quarterly and capital gain distributions annually, if available.

Any annual capital gain distributions are of record and payable in December.

A shareholder will automatically receive all income, dividends, and capital gain distributions in additional full and fractional shares reinvested into their Forward Funds account, unless the shareholder elects to receive dividends or distributions in cash. To elect to receive your dividends in cash or to revoke your election, call (800) 999-6809 or write to us at Forward Funds, P.O. Box 1345, Denver, CO 80201.

FEDERAL TAXES

The following information is meant only as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax advisor for advice about the particular Federal, state, and local or foreign tax consequences to you of investing in a Forward Fund.

The Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year.

Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. The tax status of a particular distribution will generally be the same for all of a Fund’s shareholders. Except as described below, it does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if the Fund designates a particular distribution as a long-term capital gain distribution, it will be taxable to you at your long-term capital gain rate.

Current tax law (which is scheduled to expire after 2010) generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and on certain qualifying dividends on corporate stock. The Fund does not expect to distribute significant amounts of qualified dividend income. These rate reductions do not apply to corporate taxpayers. A shareholder will also have to satisfy a more than 60 day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. Distributions of earnings from dividends paid by certain “qualifying foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

16

Dividends and Taxes

Dividends declared by a Fund in October, November, or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared. Each year, the Funds will send shareholders tax reports detailing the tax status of any distributions for that year.

Shareholders who are not subject to tax on their income, such as qualified retirement accounts and other tax-exempt investors, generally will not be required to pay tax on distributions.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange a Fund’s shares for shares of another Fund, you may be treated as if you sold them and any gain on the transaction may be subject to Federal income tax. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

As with all mutual funds, a Fund may be required to withhold U.S. Federal income tax at the current rate of 28% (currently scheduled to increase to 31% after 2010) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. Federal income tax liability.

Please see the SAI for additional tax information.

A Fund will not be subject to federal income tax to the extent it distributes investment company taxable income and gain to shareholders in a timely manner. Dividends and other distributions that shareholders receive from a Fund, whether received in cash or reinvested in additional shares of the Fund, are subject to federal income tax and may also be subject to state and local tax. Distributions of a Fund’s net capital gain are taxable to you as long-term capital gain, when designated by the Fund as such, regardless of the length of time you have held your shares.

As discussed in the “Fund Summary” section above, the Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or loss or capital gain or loss, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

A redemption of a Fund’s shares or an exchange of a Fund’s shares for shares of another Fund will be treated as a sale of the Fund’s shares, and any gain on the transaction will be subject to federal income tax.

The Fund may receive dividends and interest on securities of foreign issuers that may be subject to withholding taxes by foreign governments, and gains from the disposition of those securities also may be subject thereto, which may reduce a Fund’s total return. If the amount of taxes withheld by foreign governments is material and certain requirements are met, a Fund may elect to enable shareholders to claim a foreign tax credit regarding those taxes, subject to certain limitations.

After the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and other distributions paid by the Funds during the preceding year. If you are neither a citizen nor a resident of the United States, each Fund will withhold U.S. Federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the applicable Fund.

The foregoing is only a brief summary of certain federal income tax consequences of investing in the Forward Funds. Please see the SAI for a further discussion. Shareholders should consult a tax advisor for further information regarding the federal, state, and local tax consequences of an investment in shares of a Fund.

Portfolio Holdings Disclosure

Forward Funds discloses the portfolio holdings of the Fund as of the end of each month on its website at www.forwardfunds.com. Portfolio holdings as of month-end are posted on the 21st day of the next succeeding month (or, if the 21st day is not a Business Day, then on the next Business Day).

A description of the Forward Funds’ policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the SAI.

Householding

To avoid sending duplicate copies of materials to households, Forward Funds may mail only one copy of each prospectus and annual and semi-annual report to shareholders having the same address on the Fund’s records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Transfer Agent at (800) 999-6809. You may also notify the Transfer Agent in writing. Individual copies of the prospectus and reports will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

17

General Information

You can obtain current price, yield, and other performance information on any of the Forward Funds between the hours of 9:00 a.m. and 8:00 p.m., Eastern Time, Monday through Friday by calling (800) 999-6809. You can request shareholder reports that contain performance information. These are available free of charge.

Our shareholders receive unaudited semi-annual reports and annual reports that have been audited by independent accountants. If you have any questions about Forward Funds, write to Forward Funds, P.O. Box 1345, Denver, CO 80201 or call (800) 999-6809. In addition to information available in annual and semi-annual reports, quarterly portfolio holdings information for the first and third fiscal quarters is available on the SEC’s website at www.sec.gov.

You should rely only on the information provided in this prospectus and the SAI concerning the offering of the Fund’s shares. We have not authorized anyone to give any information that is not already contained in this prospectus and the SAI. Shares of the Forward Funds are offered only where the sale is legal.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance and other financial information for the last five years of the Fund’s operations. Certain information reflects financial results for a single Fund share. “Total Return” shows how much an investment in the Fund increased (or lost) assuming reinvestment of all dividends and distributions.

Information for the fiscal year ended December 31, 2009 for the Fund has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s 2009 Annual Report which was filed with the SEC on March 11, 2010 (Accession No. 0001193125-10-053791). Information for the six-month period ended June 30, 2010 is unaudited.

18

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD LARGECAPPLUSFUND-CLASS Z
	SIX MONTHS ENDED JUNE 30, 2010(b) (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2009(a)(c)
Net asset value, beginning of period	$22.67		$18.35
Income/(loss) from operations:
Net investment income(d)	0.08		0.12
Net realized and unrealized gain/(loss) on investments(d)	(2.01)		4.31
Total from investment operations	(1.93)		4.43
Less distributions:
Distributions from net investment income	(0.09)		(0.11)
Total distributions	(0.09)		(0.11)
Net increase/(decrease) in net asset values	(2.02)		4.32
Net asset value, end of period	$20.65		$22.67
Total Return	(8.56	)%(f)	24.23	%(f)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$71,365		$69,017
Ratios to average net assets:
Net investment income	0.73	%(g)	0.91	%(g)
Operating expenses	0.83	%(g)	0.93	%(e)(g)
Portfolio turnover rate	41	%(f)	106	%(h)

(a)	Commenced operations on May 5, 2009.
(b)	Prior to January 20, 2011, the Forward LargeCapPlus Fund was known as the Forward Large Cap Growth Fund. Prior to May 1, 2010, the Forward Large Cap Growth Fund Class Z was known as the Accessor Growth Fund Z Class.
(c)	The information provided below for the fiscal year ended December 31, 2009 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm.
(d)	Per share amounts are based upon average shares outstanding.
(e)	The effect of any custody credits on this ratio is less than 0.01%.
(f)	Not Annualized.
(g)	Annualized.
(h)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

19

Forward Funds Privacy Policy

Forward Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

•	Information we receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non-affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the Security and Confidentiality of Your Information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Forward Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment advisor or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

20

Appendix – Description of Market Indices

Barclays Capital 1-5 Year U.S. Government/Credit Bond Index: The Barclays Capital 1-5 Year U.S. Government/Credit Bond Index is an unmanaged index of fixed-rate government and corporate bonds rated investment grade or higher that have a remaining maturity of one to five years.

S&P 500 Index: The S&P 500 Index is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

S&P 500 Growth Index: The S&P 500 Growth Index is an unmanaged index of growth stocks in the S&P 500 Index. Large capitalization growth stocks are the stocks within the S&P 500 Index that generally have high expected earnings growth and higher than average price-to-book ratios.

21

Investment Advisor
Forward Management, LLC

Administrator
ALPS Fund Services, Inc.

Distributor
ALPS Distributors, Inc.

Counsel
Dechert LLP

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP

Custodian
Brown Brothers Harriman & Co.

Transfer Agent
ALPS Fund Services, Inc.

Forward LargeCapPlus Fund

Forward LargeCapPlus Fund

Want More Information?

You can find out more about the Fund by reviewing the following documents:

Annual And Semi-Annual Reports

Our annual and semi-annual reports list the holdings of the Fund, describe the Fund’s performance, include the Fund’s financial statements, and discuss the market conditions and strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement Of Additional Information

The Statement of Additional Information (“SAI”) contains additional and more detailed information about the Fund and is considered a part of this prospectus. The SAI also contains a description of the Fund’s policies and procedures for disclosing its portfolio holdings.

How Do I Obtain a Copy Of These Documents?

By following one of the four procedures below:

1. Call or write, and copies will be sent to you free of charge: Forward Funds, P.O. Box 1345, Denver, CO 80201, (800) 999-6809. Or go to www.forwardfunds.com and download a free copy.

2. Write to the Public Reference Section of the SEC and ask them to mail you a copy. Public Reference Section of the SEC Washington, D.C. 20549-0102. The SEC charges a fee for this service. You can also drop by the Public Reference Section and copy the documents while you are there. Information about the Public Reference Section may be obtained by calling: (202) 551-8090.

3. Go to the EDGAR database on the SEC’s web site at www.sec.gov and download a free text-only copy.

4. After paying a duplicating fee, you may also send an electronic request to the SEC at publicinfo@sec.gov.

Investment Company Act File No. 811-06722

PART B

STATEMENT OF ADDITIONAL INFORMATION

The Registrant’s Statement of Additional Information as filed under Form N-1A, Post-Effective Amendment No. 70 under the Securities Act of 1933 and Amendment No. 70 under the Investment Company Act of 1940, on April 30, 2010 (SEC Accession No. 0001193125-10-102077), as supplemented, is incorporated by reference.

FORWARD FUNDS

[FORM OF]

Supplement dated [            ], 2011

to the

Forward Funds Statement of Additional Information (the “SAI”)

dated May 1, 2010, as supplemented

This supplement amends the SAI dated May 1, 2010, as supplemented, in order to incorporate changes of the name, advisory arrangement, and principal investment strategies and principal risks of the Forward Large Cap Growth Fund (the “Fund”), an existing series of Forward Funds. Accordingly, the following revisions are incorporated into the SAI effective immediately:

Change of Name of the Fund

All references in the SAI to “Forward Large Cap Growth Fund” are replaced with “Forward LargeCapPlus Fund.”

****

Change of Advisory Arrangement of the Fund

All references in the SAI to Smith Asset Management Group, L.P. as the sub-advisor to the Fund and to Stephen S. Smith, CFA, John D. Brim, CFA, Royce W. Medlin, CFA, and William Ketterer, CFA, as the portfolio managers of the Fund are deleted.

****

The last paragraph on the cover page of the SAI is replaced and amended in its entirety to read as follows:

Dates of Prospectuses: May 1, 2010 (for Class A, Class B, Class C and Class M shares), May 1, 2010 (for Investor Class and Institutional Class shares), May 1, 2010 (for Class Z shares), September 1, 2010 (for Class A shares of the Forward Long/Short Credit Analysis Fund), September 20, 2010 (for Class C shares of the Forward SMIDPlus Fund), September 20, 2010 (for Investor and Institutional Class shares of the Forward SMIDPlus Fund), September 20, 2010 (for Class Z shares of the Forward SMIDPlus Fund), January 20, 2011 (for Investor and Institutional Class shares of the Forward LargeCapPlus Fund), January 20, 2011 (for Class Z shares of the Forward LargeCapPlus Fund).

****

The first sentence of the fourth paragraph under the heading “ORGANIZATION OF FORWARD FUNDS” on page 3 of the SAI is amended to read as follows:

The Forward Aggressive Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth Allocation Fund, Forward Growth & Income Allocation Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, (each an “Allocation Fund” and collectively, the “Allocation Funds”), Forward LargeCapPlus Fund (formerly the Forward Large Cap Growth Fund), Forward SMIDPlus Fund (formerly the Forward Small to Mid Cap Fund), Forward International Equity Fund, Forward High Yield Bond Fund, Forward Investment Grade Fixed-Income Fund, Forward Mortgage Securities Fund, Forward U.S. Government Money Fund, and Forward Strategic Alternatives Fund are successors to the Accessor Aggressive Growth Allocation Fund, Accessor Balanced Allocation Fund, Accessor Growth Allocation Fund, Accessor Growth & Income Allocation Fund, Accessor Income Allocation Fund, Accessor Income & Growth Allocation Fund, Accessor Growth Fund, Accessor Small to Mid Cap Fund, Accessor International Equity Fund, Accessor High Yield Bond Fund, Accessor Investment Grade Fixed-Income Fund, Accessor Mortgage Securities Fund, Accessor U.S. Government Money Fund, and Accessor Strategic Alternatives Fund (each a “Predecessor Accessor Fund” and collectively, the “Predecessor Accessor Funds”), respectively.

****

The first sentence of the third paragraph under the heading/sub-heading “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Advisor” on page 14 of the SAI is amended to read as follows:

Forward Management has delegated to the Sub-Advisors the authority to manage each Fund, other than with regard to the Allocation Funds, Forward Frontier MarketStrat Fund, Forward Focus Fund, Forward Global Infrastructure Fund, Forward International Dividend

Fund, Forward International Real Estate Fund, Forward LargeCapPlus Fund, Forward Real Estate Fund, Forward Select Income Fund, Forward SMIDPlus Fund, Forward Strategic Alternatives Fund, Forward Strategic Realty Fund, Forward U.S. Government Money Fund, and the cash portion of the Forward Emerging Markets Fund (collectively, the “Forward Management Directly Advised Funds”).

****

The following amendments are made under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Management and Sub-Advisory Agreements” on pages 17 – 23 of the SAI:

The second sentence of the second paragraph on page 19 is replaced and amended in its entirety to read as follows:

The Sub-Advisors for the Forward High Yield Bond Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, and Forward Mortgage Securities Fund are compensated directly by the Trust on behalf of the Fund.

The first sentence of the paragraph on page 21 is amended to read as follows:

For the services provided pursuant to the Sub-Advisory Agreements with Forward Management, the Sub-Advisors for the Forward Banking and Finance Fund, Forward Emerging Markets Fund (non-cash portion), Forward Growth Fund, Forward International Fixed Income Fund, Forward International Small Companies Fund, Forward Long/Short Credit Analysis Fund, Forward Small Cap Equity Fund, and Forward Tactical Growth Fund are paid an annual fee from Forward Management; and the Sub-Advisors for the Forward High Yield Bond Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, and Forward Mortgage Securities Fund are paid an annual fee from the Trust on behalf of the Fund.

The reference to the Fund in the table on page 21 concerning the sub-advisory fee rates is removed in its entirety.

****

The following information regarding the other accounts managed by the portfolio managers of the Fund is added following the last paragraph under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers – Forward Management, LLC” on page 43 of the SAI:

Forward LargeCapPlus Fund

The Fund is team managed by Nathan J. Rowader, Director of Investments, David L. Ruff, CFA, Portfolio Manager, Paul Herber, CFA, Investment Officer, and Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management. Messrs. Rowader and Ruff have co-primary responsibility for the day-to-day management of the Fund. The tables below include details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. Rowader, Ruff, Herber, and O’Donnell have managed as of September 30, 2010:

Nathan J. Rowader

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	11	$1,354.2	0	$0
Other pooled investment vehicles	1	$10.8	0	$0
Other accounts	0	$0	0	$0

Paul Herber

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	11	$1,354.2	0	$0
Other pooled investment vehicles	1	$10.8	0	$0
Other accounts	0	$0	0	$0

David L. Ruff

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	3	$178.6	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	242	$112.2	0	$0

Jim O’Donnell

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	18	$2,838.5	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	4	$2.1	0	$0

Potential conflicts of interest may arise because Forward Management engages in portfolio management activities for other clients. Forward Management has adopted a portfolio security aggregation and allocation policy, which is designed to provide reasonable assurance that buy and sell opportunities are allocated fairly among clients. When practicable, buy and sell trades are aggregated and subsequently allocated based on the size of the target position of that security for each client account and the portion of that target position represented by the share quantity included in the aggregated trade. The prices of securities allocated are at the average share price for all transactions in that security for a given aggregated trade order, with all transaction costs shared on a pro rata basis.

Mr. O’Donnell’s compensation consists of a fixed salary and long-term and short-term management incentive programs that are based, in part, on the profitability of Forward Management. To the extent the success of the Fund affects the profitability of Forward Management, it indirectly affects Mr. O’Donnell’s compensation.

The compensation of Messrs. Rowader and Herber includes a fixed salary and a discretionary bonus that is based, in part, on the profitability of Forward Management. To the extent the success of the Fund affects the profitability of Forward Management, it indirectly affects their compensation.

The compensation of Mr. Ruff consists of a fixed salary and bonus. The bonus payment is awarded based on levels of assets under management and portfolio performance relative to the benchmarks for each product managed across 1, 3 and 5 year periods. These benchmarks include the MSCI All Country World Index ex-USA, MSCI EAFE Index, Russell 2500 Index, and S&P 500 Index. In addition, Mr. Ruff maintains an equity-like economic interest in the enterprise value of the business unit that is comprised of the portfolios he manages.

****

The information concerning the portfolio managers ownership with respect to the Fund as contained in the table under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers” on pages 44 and 45 of the SAI is replaced and amended to read as follows:

Information as of December 31, 2009 (except as otherwise noted)

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund*
Jim O’Donnell***	Forward LargeCapPlus Fund	A
Paul Herber***	Forward LargeCapPlus Fund	A
Nathan J. Rowader***	Forward LargeCapPlus Fund	A
David L. Ruff***	Forward LargeCapPlus Fund	A

*	Key to Dollar Ranges
**	Information as of August 30, 2010
***	Information as of September 30, 2010

A	None
B	$1 – $10,000
C	$10,001 – $50,000
D	$50,001 – $100,000
E	$100,001 – $500,000
F	$500,001 – $1,000,000
G	Over $1,000,000

****

The first sentence of the third paragraph under the heading “INVESTMENT OBJECTIVES AND POLICIES” on page 70 of the SAI is amended to read as follows:

The following Funds have names which suggest a focus on a particular type of investment: the Forward Banking and Finance Fund, Forward Emerging Markets Fund, Forward Global Infrastructure Fund, Forward High Yield Bond Fund, Forward International Dividend Fund, Forward International Equity Fund, Forward International Fixed Income Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Investment Grade Fixed-Income Fund, Forward Large Cap Equity Fund, Forward Mortgage Securities Fund, Forward Real Estate Fund, Forward Small Cap Equity Fund, Forward Strategic Realty Fund, and Forward U.S. Government Money Fund.

****

The list of security types and risks under the heading “ADDITIONAL INVESTMENT TECHNIQUES AND RISKS” on page 77 of the SAI is supplemented with the following:

Commodity-Linked Securities

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in commodity-linked derivative securities, such as structured notes, discussed below which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. Real assets are assets such as oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. In choosing investments, Forward Management may seek to provide exposure to various commodities and commodity sectors. The value of commodity-linked derivative securities held by the Fund may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments.

The prices of commodity-linked derivative securities may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times the price movements of commodity-linked instruments have been parallel to those of debt and equity securities. Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits. Under favorable economic conditions, the Fund’s investments may be expected to underperform an investment in traditional securities. Over the long term, the returns on the Fund’s investments are expected to exhibit low or negative correlation with stocks and bonds.

****

The second paragraph under the heading/subheading “INVESTMENT RESTRICTIONS – Non-Fundamental Investment Restrictions of the Funds (other than the Allocation Funds, Forward Growth Fund, and Forward Banking and Finance Fund)” on page 74 of the SAI is replaced and amended in its entirety to read as follows:

For purposes of the following non-fundamental restrictions numbered 1 through 14, the term “Fund” refers to following Funds only: the Forward Frontier Markets Fund, Forward High Yield Bond Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Mortgage Securities Fund, Forward SMIDPlus Fund, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund.

****

Non-fundamental investment restriction number 8 with respect to the Fund under the heading/subheading “INVESTMENT RESTRICTIONS – Non-Fundamental Investment Restrictions of the Funds (other than the Allocation Funds, Forward Growth Fund, and Forward Banking and Finance Fund)” on page 75 of the SAI is replaced and amended in its entirety to read as follows:

Each Fund (except for the Forward Mortgage Securities Fund and Forward U.S. Government Money Fund) may invest in foreign securities. The Forward SMIDPlus Fund may only invest in common stocks of foreign issuers that are a component of its benchmark index.

****

The first paragraph of non-fundamental investment restriction number 11 with respect to the Fund under the heading/subheading “INVESTMENT RESTRICTIONS – Non-Fundamental Investment Restrictions of the Funds (other than the Allocation Funds, Forward Growth Fund, and Forward Banking and Finance Fund)” on page 75 of the SAI is replaced and amended in its entirety to read as follows:

Under normal circumstances, no more than 5% of the net assets of the Forward SMIDPlus Fund and Forward International Equity Fund and no more than 20% of the net assets of the Forward High Yield Bond Fund, Forward Investment Grade Fixed-Income Fund, Forward Mortgage Securities Fund, Forward Strategic Alternatives Fund, and Forward Frontier Markets Fund will be comprised of cash or cash equivalents, as discussed below, exclusive of the assets that are segregated or “earmarked” for purposes of meeting segregation requirements under Section 18 of the 1940 Act. Each Fund (other than the Forward U. S. Government Money Fund) may invest up to 5% or 20% of its net assets, as outlined above, in:

****

Non-fundamental investment restriction number 12 with respect to the Fund under the heading/subheading “INVESTMENT RESTRICTIONS – Non-Fundamental Investment Restrictions of the Funds (other than the Allocation Funds, Forward Growth Fund, and Forward Banking and Finance Fund)” on page 76 of the SAI is replaced and amended in its entirety to read as follows:

The Funds will not invest in debt securities, including debt securities of foreign issuers or convertible securities, rated by a rating agency such as S&P, Moody’s or Fitch, or if unrated, securities which are deemed by Forward Management and/or a Fund’s sub-advisor at the time of purchase to be of a lesser credit quality than those designated, as follows:

Fund	Rating on individual securities	Rating on aggregate portfolio
Forward SMIDPlus Fund, Forward International Equity Fund, and Forward Mortgage Securities Fund	less than BBB

Forward U.S. Government Money Fund	less than A

Forward Investment Grade Fixed-Income Fund	less than BBB (S&P) or Baa (Moody’s), except no more than 5% of its assets in securities rated BB or lower (S&P) or Ba or lower (Moody’s) or equivalent by Fitch and cannot invest in commercial paper rated lower than A2/P2	The Fund will maintain a minimum dollar weighted average portfolio quality of A as defined by S&P or equivalent by Moody’s or Fitch as for all ratings

Forward High Yield Bond Fund	rated higher than BB+ and lower than CCC (S&P) or higher than Ba1 or lower than Caa3 (Moody’s) (with respect to 80% of its net assets)

These ratings are modified with a plus (+) or minus (–) sign by S&P and with a1, 2 or 3 by Moody’s to show the relative standing within the rating category.

****

Non-fundamental investment restriction number 13 with respect to the Fund under the heading/subheading “INVESTMENT RESTRICTIONS – Non-Fundamental Investment Restrictions of the Funds (other than the Allocation Funds, Forward Growth Fund, and Forward Banking and Finance Fund)” on page 76 of the SAI is replaced and amended in its entirety to read as follows:

With respect to the stock portion of its portfolio, the Forward International Equity Fund shall not deviate from the GICS sector weightings of its benchmark index by the greater of 20% relative to its benchmark or 3% net assets. With respect to the stock portion of the portfolio, the Forward SMIDPlus Fund shall not deviate from the GICS industry group of its benchmark index by the greater of 20% relative to its benchmark or 3% net assets.

****

Non-fundamental investment restriction number 14 with respect to the Fund under the heading/subheading “INVESTMENT RESTRICTIONS – Non-Fundamental Investment Restrictions of the Funds (other than the Allocation Funds, Forward Growth Fund, and Forward Banking and Finance Fund)” on page 76 of the SAI is replaced and amended in its entirety to read as follows:

With respect to the stock portion of each portfolio, the Forward SMIDPlus Fund and Forward International Equity Fund shall maintain a weighted median market cap of +/- 20% of their respective benchmark index.

****

The information concerning the control persons and principal holders with respect to the Fund as contained in the table under the heading/sub-heading “GENERAL INFORMATION – Control Persons and Principal Holders of Securities” on pages 137 and 138 of the SAI is replaced and amended to read as follows:

Forward LargeCapPlus Fund

The following persons owned of record or beneficially, as of October 29, 2010, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
National Financial Services, LLC* 200 Liberty Street One World Financial Center New York, NY 10281	Investor	104,429	68.59%
Equity Trust Company* P.O. Box 2526 Waco, TX 76702	Investor	17,069	11.21%
Matrix Capital Bank/MSCS* 700 17th Street, 3rd Floor Denver, CO 80204	Institutional	175,301	25.81%
The Washington Trust Company* 23 Broad Street Westerly, RI 02891	Institutional	110,722	16.30%
National Financial Services, LLC* 200 Liberty Street One World Financial Center New York, NY 10281	Institutional	107,753	15.87%
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	58,986	8.69%
Brown Brothers Harriman & Co.* 525 Washington Blvd. Jersey City, NJ 07310	Class Z	1,429,071	100.00%

The following persons owned of record or beneficially, as of October 29, 2010, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Brown Brothers Harriman & Co.* 525 Washington Blvd. Jersey City, NJ 07310	1,429,071	63.22%

*	Shares are believed to be held only as nominee.

****

The following paragraph is inserted immediately following the disclosure contained under the heading/sub-heading “TAX CONSIDERATIONS – Distributions” on pages 111-112 of the SAI:

Medicare Tax

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

****

The following paragraph is inserted immediately following the fourth paragraph under the heading/sub-heading “TAX CONSIDERATIONS – Foreign Shareholders” on page 113 of the SAI:

Effective January 1, 2013, the Funds will be required to withhold U.S. tax (at a 30% rate) on payments of dividends and redemption proceeds made to certain non-U.S. entities that fail to comply with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the funds to enable the Funds to determine whether withholding is required.

****

The first paragraph under the heading/sub-heading “TAX CONSIDERATIONS – Personal Holding Company” on pages 115-116 of the SAI is replaced and amended in it entirety to read as follows:

Based upon the number of shareholders of a Fund, the Fund could be considered to be personal holding companies (a “PHC”) under the Code. A company is considered a PHC if: (1) at least 60% of its income is derived from certain types of passive income (e.g., interest, dividends, rents, and royalties) and (2) at any time during the last half of the taxable year more than 50% in value of its outstanding stock is owned directly, or indirectly, by or for not more than 5 individuals. A company satisfying this test is taxed on its undistributed personal holding company income (“UPHCI”) at 15% (currently scheduled to increase to the rates applicable to ordinary income after 2010). UPHCI is computed by making certain adjustments to taxable income, including a downward adjustment for distributions made to shareholders during the taxable year.

****

The last paragraph under the heading/sub-heading “GENERAL INFORMATION – Control Persons and Principal Holders of Securities” on page 150 of the SAI concerning management ownership is amended to include the following supplemental information:

As of October 29, 2010, the Officers and Trustees as a group owned less than 1% of any class of any of the outstanding shares of the Forward LargeCapPlus Fund.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

FORWARD FUNDS

PART C: OTHER INFORMATION

ITEM 28.	EXHIBITS

(a)(1)	Amended and Restated Agreement and Declaration of Trust of Forward Funds (the “Registrant”), incorporated by reference to Exhibit (a) to Post-Effective Amendment No. 40 to this Registration Statement filed with the Commission on April 30, 2007.

(a)(2)	Schedule A to the Amended and Restated Agreement and Declaration of Trust of the Registrant, incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 74 to this Registration Statement filed with the Commission on September 20, 2010.

(b)	Amended and Restated By-Laws of the Registrant dated December 8, 2005, amended as of December 7, 2006, March 4, 2009, and September 25, 2009, incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 66 to this Registration Statement filed with the Commission on December 30, 2009.

(c)	Not applicable.

(d)(1)	Amended and Restated Investment Management Agreement between the Registrant and Forward Management LLC (the “Advisor” or “Forward Management”), dated as of May 1, 2005 and amended and restated as of January 8, 2008 and March 5, 2008, with respect to the Forward Growth Fund (formerly known as the Forward Emerald Growth Fund), Forward Banking and Finance Fund (formerly known as the Forward Emerald Banking and Finance Fund), Forward Emerging Markets Fund (formerly known as the Forward Global Emerging Markets Fund), Forward International Dividend Fund (formerly known as the Forward International Equity Fund), Forward Small Cap Equity Fund (formerly known as the Forward Hoover Small Cap Equity Fund), Forward International Small Companies Fund, Forward Focus Fund (formerly known as the Forward Legato Fund), Forward Real Estate Fund (formerly known as the Forward Progressive Real Estate Fund), Forward Large Cap Equity Fund, Forward Long/Short Credit Analysis Fund, Forward International Fixed Income Fund, Forward Aggressive Growth Allocation Fund (formerly known as the Accessor Allocation Fund), Forward Balanced Allocation Fund (formerly known as the Accessor Balanced Allocation Fund), Forward Growth Allocation Fund (formerly known as the Accessor Growth Allocation Fund, Forward Growth & Income Allocation Fund (formerly known as the Accessor Growth & Income Allocation Fund), Forward Large Cap Growth Fund (formerly known as the Accessor Growth Fund), Forward High Yield Bond Fund (formerly known as the Accessor High Yield Bond Fund), Forward Income Allocation Fund (formerly known as the Accessor Income Allocation Fund), Forward Income & Growth Allocation Fund (formerly known as the Accessor Income & Growth Allocation Fund), Forward Investment Grade Fixed Income Fund (formerly known as the Accessor Investment Grade Fixed Income Fund), Forward International Equity Fund (formerly known as the Accessor International Equity Fund), Forward Mortgage Securities Fund (formerly known as the Accessor Mortgage Securities Fund), Forward SMIDPlus Fund (formerly known as the Forward Small to Mid Cap Fund), Forward Strategic Alternatives Fund (formerly known as the Accessor Strategic Alternatives Fund), Forward U.S. Government Money Fund (formerly known as the Accessor U.S. Government Money Fund), and Forward Large Cap Value Fund (formerly known as the Accessor Value Fund), incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(2)	Amended Exhibit A to the Amended and Restated Investment Management Agreement between the Registrant and the Advisor with respect to the Forward Global Infrastructure Fund, Forward Growth Fund, Forward Banking and Finance Fund, Forward Emerging Markets Fund, Forward HITR Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Focus Fund, Forward Real Estate Fund, Forward Select Income Fund, Forward Strategic Realty Fund, Forward Large Cap Equity Fund, Forward Long/Short Credit Analysis Fund, Forward International Fixed Income Fund, and Forward Tactical Growth Fund, incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 71 to this Registration Statement filed with the Commission on June 28, 2010.

(d)(3)	Amended Exhibit B to the Amended and Restated Investment Management Agreement between the Registrant and the Advisor with respect to the Forward Aggressive Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Frontier MarketStrat Fund (formerly known as Forward Frontier Markets Fund), Forward Growth Allocation Fund, Forward Growth & Income Allocation Fund, Forward Large Cap Growth Fund, Forward High Yield Bond Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, Forward Investment Grade Fixed-Income Fund, Forward International Equity Fund, Forward Mortgage Securities Fund, Forward SMIDPlus Fund, Forward Strategic Alternatives Fund, Forward U.S. Government Money Fund, and Forward Large Cap Value Fund, incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 74 to this Registration Statement filed with the Commission on September 20, 2010.

(d)(4)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Emerald Mutual Fund Advisers Trust (formerly known as Emerald Advisers, Inc.) (“EMFAT”) dated as of May 1, 2005 with respect to the Forward Banking and Finance Fund and the Forward Growth Fund, incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 28 to this Registration Statement filed with the Commission on April 27, 2005.

(d)(4)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and EMFAT entered into as of January 2, 2009 with respect to the Forward Banking and Finance Fund and the Forward Growth Fund, incorporated by reference to Exhibit (d)(4)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(5)	Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet International Management Limited, now known as Pictet Asset Management Limited (“Pictet Ltd”), dated as of July 1, 2005 and amended and restated as of November 1, 2007 with respect to the International Small Companies Fund, incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 45 to this Registration Statement filed with the Commission on December 26, 2007.

(d)(5)(a)	Amendment to the Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of January 2, 2009 with respect to the International Small Companies Fund, incorporated by reference to Exhibit (d)(5)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(5)(b)	Second Amendment to the Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of November 1, 2009 with respect to the International Small Companies Fund, incorporated by reference to Exhibit (d)(6)(b) to Post-Effective Amendment No. 66 to this Registration Statement filed with the Commission on December 30, 2009.

(d)(6)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet International Management Limited, now known as Pictet Ltd, dated as of July 1, 2005 with respect to the Forward Emerging Markets Fund, incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 35 to this Registration Statement filed with Commission on July 5, 2006.

(d)(6)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of January 2, 2009 with respect to the Forward Emerging Markets Fund, incorporated by reference to Exhibit (d)(6)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(6)(b)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of August 1, 2009 with respect to the Forward Emerging Markets Fund, incorporated by reference to Exhibit (d)(7)(b) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(d)(6)(c)	Third Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of November 1, 2009 with respect to the Forward Emerging Markets Fund, incorporated by reference to Exhibit (d)(7)(c) to Post-Effective Amendment No. 66 to this Registration Statement filed with the Commission on December 30, 2009.

(d)(7)	Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Hoover Investment Management Co., LLC (“Hoover”) dated as of June 24, 2005 with respect to the Forward Small Cap Equity Fund, incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 33 to this Registration Statement filed with the Commission on February 9, 2006.

(d)(7)(a)	Amendment to the Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Hoover entered into as of January 2, 2009 with respect to the Forward Small Cap Equity Fund, incorporated by reference to Exhibit (d)(7)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(8)	Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Cedar Ridge Partners, LLC (“Cedar Ridge”) dated as of December 7, 2006 and amended and restated on November 14, 2007 with respect to the Forward Long/Short Credit Analysis Fund, incorporated by reference to Exhibit (d)(14) to Post-Effective Amendment No. 45 to this Registration Statement filed with the Commission on December 26, 2007.

(d)(8)(a)	Amendment to the Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Cedar Ridge entered into as of January 2, 2009 with respect to the Forward Long/Short Credit Analysis Fund, incorporated by reference to Exhibit (d)(13)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(9)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Asset Management SA (“Pictet SA”) dated October 5, 2007 with respect to the Forward International Fixed Income Fund, incorporated by reference to Exhibit (d)(17) to Post-Effective Amendment No. 44 to this Registration Statement filed with the Commission on October 12, 2007.

(d)(9)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet SA entered into as of January 2, 2009 with respect to the Forward International Fixed Income Fund, incorporated by reference to Exhibit (d)(15)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(10)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Broadmark Asset Management, LLC (“Broadmark”) with respect to the Forward Tactical Growth Fund, incorporated by reference to Exhibit (d)(15) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(d)(11)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Smith Asset Management Group, L.P. (“Smith”) dated September 1, 2008 with respect to the Forward Large Cap Growth Fund, incorporated by reference to Exhibit (d)(18) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(11)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Smith entered into as of November 17, 2008 with respect to the Forward Large Cap Growth Fund, incorporated by reference to Exhibit (d)(16)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(12)	Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and First Western Capital Management Inc. (“First Western”) dated September 1, 2008 and amended and restated as of March 1, 2010 with respect to the Forward High Yield Bond Fund, incorporated by reference to Exhibit (d)(15) to Post-Effective Amendment No. 73 to this Registration Statement filed with the Commission on September 1, 2010.

(d)(13)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pacific Investment Management Company LLC (“PIMCO”) dated September 1, 2008 with respect to the Forward Investment Grade Fixed-Income Fund, incorporated by reference to Exhibit (d)(20) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(13)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and PIMCO entered into as of November 17, 2008 with respect to the Forward Investment Grade Fixed-Income Fund, incorporated by reference to Exhibit (d)(18)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(14)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Blackrock Financial Management, Inc. (“Blackrock”) dated September 1, 2008 with respect to the Forward Mortgage Securities Fund, incorporated by reference to Exhibit (d)(20) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(14)(a)	Amendment to Investment Sub-Advisory Agreement among the Registrant, the Advisor and Blackrock entered into as of November 17, 2008 with respect to the Forward Mortgage Securities Fund, incorporated by reference to Exhibit (d)(20)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(15)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Acadian Asset Management LLC (“Acadian”) dated September 1, 2008 with respect to the Forward Large Cap Value Fund, incorporated by reference to Exhibit (d)(29) to Post-Effective Amendment No. 50 to this Registration Statement filed with the Commission on October 17, 2008.

(d)(15)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Acadian entered into as of November 17, 2008 with respect to the Forward Large Cap Value Fund, incorporated by reference to Exhibit (d)(23)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(16)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Lazard Asset Management LLC (“Lazard”) dated December 1, 2008, with respect to the Forward International Equity Fund, incorporated by reference to Exhibit (d)(24) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(16)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Lazard Asset Management LLC (“Lazard”) dated December 1, 2008, with respect to the Forward International Equity Fund, incorporated by reference to Exhibit (d)(24)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(e)(1)(a)	Distribution Agreement between the Registrant and ALPS Distributors, Inc. (“ALPS Distributors”) dated as of September 30, 2005, incorporated by reference to Exhibit (e) to Post-Effective Amendment No. 32 to this Registration Statement filed with the Commission on October 27, 2005.

(e)(1)(b)	Addendum to Distribution Agreement between the Registrant and ALPS Distributors dated as of April 9, 2007, incorporated by reference to Exhibit (e)(1)(b) to Post-Effective Amendment No. 41 to this Registration Statement filed with the Commission on July 16, 2007.

(e)(1)(c)	Form of Addendum to Schedule A to the Distribution Agreement between the Registrant and ALPS Distributors dated as of September 20, 2010, incorporated by reference to Exhibit (e)(1)(c) to Post-Effective Amendment No. 74 to this Registration Statement filed with the Commission on September 20, 2010.

(f)	None.

(g)(1)(a)	Custodian Agreement between the Registrant and Brown Brothers Harriman & Co. (“BBH”) dated as of June 30, 2005, incorporated by reference to Exhibit (g)(2)(a) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(g)(1)(b)	Form of Amended Appendix A to the Custodian Agreement between the Registrant and BBH, dated [ ], 2010, incorporated by reference to Exhibit (g)(1)(b) to Post-Effective Amendment No. 74 to this Registration Statement filed with the Commission on September 20, 2010.

(h)(1)(a)	Amended and Restated Fund Accounting and Administration Agreement between the Registrant and ALPS Fund Services, Inc. (“ALPS”) made as of April 12, 2010, incorporated by reference to Exhibit (h)(1)(a) to Post-Effective Amendment No. 70 to this Registration Statement filed with the Commission on April 30, 2010.

(h)(1)(b)	Form of Amendment to Appendix A to the Amended and Restated Fund Accounting and Administration Agreement between the Registrant and ALPS Fund Services, Inc. (“ALPS”) made as of September 20, 2010, incorporated by reference to Exhibit (h)(1)(b) to Post-Effective Amendment No. 74 to this Registration Statement filed with the Commission on September 20, 2010.

(h)(2)(a)	Amended and Restated Transfer Agency and Service Agreement between the Registrant and ALPS made as of June 3, 2009 and effective June 15, 2009, incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 63 to this Registration Statement filed with the Commission on July 1, 2009.

(h)(2)(b)	Amendment to Schedule A-1, Schedule A-2 and Schedule B to the Amended and Restated Transfer Agency and Service Agreement between the Registrant and ALPS made as of May 1, 2010, incorporated by reference to Exhibit (h)(2)(b) to Post-Effective Amendment No. 73 to this Registration Statement filed with the Commission on September 1, 2010.

(h)(2)(c)	Form of Amendment to Schedule A-1 to the Amended and Restated Transfer Agency and Service Agreement between the Registrant and ALPS made as of September 1, 2010, incorporated by reference to Exhibit (h)(2)(d) to Post-Effective Amendment No. 73 to this Registration Statement filed with the Commission on September 1, 2010.

(h)(2)(d)	Form of Amendment to Schedule A-2 to the Amended and Restated Transfer Agency and Service Agreement between the Registrant and ALPS made as of September 20, 2010, incorporated by reference to Exhibit (h)(2)(d) to Post-Effective Amendment No. 74 to this Registration Statement filed with the Commission on September 20, 2010.

(h)(3)(a)	Amended and Restated Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS made as of June 3, 2009 and effective June 15, 2009, incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 63 to this Registration Statement filed with the Commission on July 1, 2009.

(h)(3)(b)	Amendment to Schedule I-A and Schedule I-B to the Amended and Restated Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS made as of May 1, 2010, incorporated by reference to Exhibit (h)(3)(b) to Post-Effective Amendment No. 73 to this Registration Statement filed with the Commission on September 1, 2010.

(h)(3)(c)	Form of Amendment to Schedule I-B to the Amended and Restated Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS made as of September 20, 2010, incorporated by reference to Exhibit (h)(3)(c) to Post-Effective Amendment No. 74 to this Registration Statement filed with the Commission on September 20, 2010.

(h)(4)	Transfer Agency Fee Reimbursement Agreement between the Advisor and Registrant with respect to the Forward Aggressive Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth Allocation Fund, Forward Growth & Income Allocation Fund, Forward Income Allocation Fund, and Forward Income & Growth Allocation Fund (collectively the “Allocation Funds”) effective as of May 1, 2010, incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 70 to this Registration Statement filed with the Commission on April 30, 2010.

(h)(5)	Form of Amended and Restated Shareholder Services Plan for the Class A, Class B, Class C, Class M, Investor Class, Advisor Class and Institutional Class shares, as applicable, of each of the Forward Frontier MarketStrat Fund, Forward Strategic Alternatives Fund, Forward Growth Fund, Forward Banking and Finance Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Focus Fund, Forward Real Estate Fund, Forward Large Cap Equity Fund, Forward International Fixed Income Fund, Forward Long/Short Credit Analysis Fund, Forward Select Income Fund, Forward Strategic Reality Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward HITR Fund, and Forward Tactical Growth Fund, incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 74 to this Registration Statement filed with the Commission on September 20, 2010.

(h)(6)(a)	Amended Administrative Services Plan for Investor Class shares of each of the Forward Large Cap Growth Fund, Forward Large Cap Value Fund, Forward SMIDPlus Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Mortgage Securities Fund, Forward High Yield Bond Fund, Forward U.S. Government Money Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, and Forward Aggressive Growth Allocation Fund, incorporated by reference to Exhibit (h)(6)(a) to Post-Effective Amendment No. 71 to this Registration Statement filed with the Commission on June 28, 2010.

(h)(6)(b)	Appendix A to the Amended Administrative Services Plan for Investor Class shares of each of the Forward Large Cap Growth Fund, Forward Large Cap Value Fund, Forward SMIDPlus Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Mortgage Securities Fund, Forward High Yield Bond Fund, Forward U.S. Government Money Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, and Forward Aggressive Growth Allocation Fund, incorporated by reference to Exhibit (h)(6)(b) to Post-Effective Amendment No. 74 to this Registration Statement filed with the Commission on September 20, 2010.

(h)(7)	Administrative Services Plan for Institutional Class, Investor Class, Class A and Class C shares of the Forward U.S. Government Money Fund, incorporated by reference to Exhibit (h)(6)(b) to Post-Effective Amendment No. 71 to this Registration Statement filed with the Commission on June 28, 2010.

(h)(8)(a)	Expense Limitation Agreement for the Forward International Dividend Fund (Investor Class shares, Institutional Class shares, Class A shares, and Class C shares) dated as of May 1, 2010, incorporated by reference to Exhibit (h)(7)(a) to Post-Effective Amendment No. 70 to this Registration Statement filed with the Commission on April 30, 2010.

(h)(8)(b)	Expense Limitation Agreement for the Forward Emerging Markets Fund (Investor Class shares, Institutional Class shares, Class A shares, Class C shares, and Class M shares) incorporated by reference to Exhibit (h)(7)(b) to Post-Effective Amendment No. 70 to this Registration Statement filed with the Commission on April 30, 2010.

(h)(8)(c)	Expense Limitation Agreement for the Forward Focus Fund (Investor Class shares, Institutional Class shares, Class A shares, and Class C shares) dated as of November 1, 2010, filed herewith.

(h)(8)(d)	Expense Limitation Agreement for the Forward Large Cap Equity Fund (Investor Class shares, Institutional Class shares, Class A shares, and Class C shares) dated as of May 1, 2010, incorporated by reference to Exhibit (h)(7)(d) to Post-Effective Amendment No. 70 to this Registration Statement filed with the Commission on April 30, 2010.

(h)(8)(e)	Expense Limitation Agreement for the Forward International Fixed Income Fund (Investor Class shares, Institutional Class shares, and Class C shares) dated as of May 1, 2010, incorporated by reference to Exhibit (h)(7)(e) to Post-Effective Amendment No. 70 to this Registration Statement filed with the Commission on April 30, 2010.

(h)(8)(f)	Expense Limitation Agreement for the Forward Long/Short Credit Analysis Fund (Investor Class shares, Institutional Class shares, Class C shares, and Class M shares) dated as of May 1, 2010, incorporated by reference to Exhibit (h)(7)(f) to Post-Effective Amendment No. 70 to this Registration Statement filed with the Commission on April 30, 2010.

(h)(8)(g)	Expense Limitation Agreement for the Forward Long/Short Credit Analysis Fund (Class A shares) dated as of September 1, 2010, incorporated by reference to Exhibit (h)(7)(g) to Post-Effective Amendment No. 73 to this Registration Statement filed with the Commission on September 1, 2010.

(h)(8)(h)	Expense Limitation Agreement for the Forward Growth Fund (Investor Class shares, Institutional Class shares, Class A shares, and Class C shares) incorporated by reference to Exhibit (h)(7)(g) to Post-Effective Amendment No. 70 to this Registration Statement filed with the Commission on April 30, 2010.

(h)(8)(i)	Expense Limitation Agreement for the Forward Real Estate Fund (Investor Class shares, Institutional Class shares, Class A shares, and Class C shares) dated as of May 1, 2009, incorporated by reference to Exhibit (h)(7)(k) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(h)(8)(j)	Expense Limitation Agreement for the Forward Strategic Realty Fund (Investor Class shares, Institutional Class shares, Class A shares, Class B shares, and Class C shares) dated as of June 12, 2009, incorporated by reference to Exhibit (h)(7)(i) to Post-Effective Amendment No. 70 to this Registration Statement filed with the Commission on April 30, 2010.

(h)(8)(k)	Expense Limitation Agreement for the Forward International Real Estate Fund (Investor Class shares, Institutional Class shares, Class A shares, Class B shares, and Class C shares) dated as of June 12, 2009, incorporated by reference to Exhibit (h)(7)(m) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(h)(8)(l)	Expense Limitation Agreement for the Forward Global Infrastructure Fund (Investor Class shares, Institutional Class shares, Class A shares, Class B shares, and Class C shares) dated as of June 12, 2009, incorporated by reference to Exhibit (h)(7)(n) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(h)(8)(m)	Expense Limitation Agreement for the Forward Global Infrastructure Fund (Class M shares) dated as of December 31, 2009, incorporated by reference to Exhibit (h)(7)(q) to Post-Effective Amendment No. 68 to this Registration Statement filed with the Commission on February 9, 2010.

(h)(8)(n)	Expense Limitation Agreement for the Forward Select Income Fund (Investor Class shares, Institutional Class shares, Class A shares, Class B shares, and Class C shares) dated as of June 12, 2009, incorporated by reference to Exhibit (h)(7)(o) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(h)(8)(o)	Expense Limitation Agreement for the Forward Select Income Fund (Class M shares) dated as of December 31, 2009, incorporated by reference to Exhibit (h)(7)(s) to Post-Effective Amendment No. 68 to this Registration Statement filed with the Commission on February 9, 2010.

(h)(8)(p)	Expense Limitation Agreement for the Forward Tactical Growth Fund (Investor Class shares, Institutional Class shares, and Class C shares) dated as of September 14, 2009, incorporated by reference to Exhibit (h)(7)(p) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(h)(8)(q)	Expense Limitation Agreement for the Forward Tactical Growth Fund (Class M shares) dated as of December 31, 2009, incorporated by reference to Exhibit (h)(7)(u) to Post-Effective Amendment No. 68 to this Registration Statement filed with the Commission on February 9, 2010.

(h)(8)(r)	Expense Limitation Agreement for the Forward Tactical Growth Fund (Class A shares) dated as of March 12, 2010, incorporated by reference to Exhibit (h)(7)(v) to Post-Effective Amendment No. 69 to this Registration Statement filed with the Commission on March 12, 2010.

(h)(8)(s)	Expense Limitation Agreement for the Forward Mortgage Securities Fund (Investor Class shares, Institutional Class shares, Class C shares, and Class Z shares) dated as of September 1, 2010, incorporated by reference to Exhibit (h)(8)(s) to Post-Effective Amendment No. 75 to this Registration Statement filed with the Commission on October 15, 2010.

(h)(8)(t)	Advisory Fee Waiver Agreement between the Advisor and the Registrant with respect to the Allocation Funds effective as of May 1, 2010, incorporated by reference to Exhibit (h)(7)(r) to Post-Effective Amendment No. 70 to this Registration Statement filed with the Commission on April 30, 2010.

(h)(9)(a)	Amended and Restated Agreement for Rule 38a-1 Compliance Support Services Agreement (“Compliance Support Services Agreement”) between the Registrant and the Advisor dated as of September 1, 2010, incorporated by reference to Exhibit (h)(8)(a) to Post-Effective Amendment No. 73 to this Registration Statement filed with the Commission on September 1, 2010.

(h)(9)(b)	Schedule to Amended and Restated Compliance Support Services Agreement, incorporated by reference to Exhibit (h)(9)(b) to Post-Effective Amendment No. 74 to this Registration Statement filed with the Commission on September 20, 2010.

(i)	Legal Opinion of Dechert LLP as to legality of securities being registered, filed herewith.

(j)(1)	Consent of Independent Registered Public Accounting Firm, filed herewith.

(j)(2)	Powers of Attorney for Haig G. Mardikian, Donald O’Connor, and DeWitt F. Bowman, incorporated by reference to Exhibit (j) to Post-Effective Amendment No. 45 to this Registration Statement filed with the Commission on December 26, 2007.

(j)(3)	Power of Attorney for Cecilia H. Herbert, incorporated by reference to Exhibit (j)(3) to Post-Effective Amendment No. 66 to this Registration Statement filed with the Commission on December 30, 2009.

(k)	Not Applicable.

(l)	Subscription Agreement between The HomeState Group and Forward Funds (formerly known as Emerald Mutual Funds), incorporated by reference to Exhibit (l)(3) to Post-Effective Amendment No. 26 to this Registration Statement filed with the Commission on February 28, 2005.

(m)(1)	Amended and Restated Distribution Services Agreement (Rule 12b-1 Plan) for Forward Growth Fund – Class A Shares, incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(m)(2)	Amended and Restated Distribution Services Agreement (Rule 12b-1 Plan) for Forward Banking and Finance Fund – Class A Shares, incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(m)(3)(a)	Distribution Plan pursuant to Rule 12b-1 for the Investor Class shares of each of the Forward Frontier MarketStrat Fund, Forward Strategic Alternatives Fund, Forward Growth Fund, Forward Banking and Finance Fund, Forward Focus Fund, Forward Long/Short Credit Analysis Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Real Estate Fund, Forward Large Cap Equity Fund, Forward International Fixed Income Fund, Forward HITR Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, Forward Strategic Realty Fund, and Forward Tactical Growth Fund, incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(m)(3)(b)	Amended Appendix A to the Distribution Plan pursuant to Rule 12b-1 for the Investor Class shares of each of the Forward Frontier MarketStrat Fund, Forward Strategic Alternatives Fund, Forward Growth Fund, Forward Banking and Finance Fund, Forward Focus Fund, Forward Long/Short Credit Analysis Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Real Estate Fund, Forward Large Cap Equity Fund, Forward International Fixed Income Fund, Forward HITR Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, Forward Strategic Realty Fund, and Forward Tactical Growth Fund, incorporated by reference to Exhibit (m)(3)(b) to Post-Effective Amendment No. 74 to this Registration Statement filed with the Commission on September 20, 2010.

(m)(4)(a)	Distribution Plan pursuant to Rule 12b-1 for the Class A shares of each of the Forward Frontier MarketStrat Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward Real Estate Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Focus Fund, Forward Large Cap Equity Fund, Forward International Fixed Income Fund, Forward HITR Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, and Forward Strategic Realty Fund, incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(m)(4)(b)	Amended Appendix A to the Distribution Plan pursuant to Rule 12b-1 for the Class A shares of each of the Forward Frontier MarketStrat Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward Long/Short Credit Analysis Fund, Forward Real Estate Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Focus Fund, Forward Large Cap Equity Fund, Forward Long/Short Credit Analysis Fund, Forward International Fixed Income Fund, Forward HITR Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, Forward Strategic Realty Fund, and Forward Tactical Growth Fund, incorporated by reference to Exhibit (m)(4)(b) to Post-Effective Amendment No. 74 to this Registration Statement filed with the Commission on September 20, 2010.

(m)(5)(a)	Distribution Plan pursuant to Rule 12b-1 for the Class B shares of each of the Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, and Forward Strategic Realty Fund, incorporated by reference to Exhibit (m)(5) to Post-Effective Amendment No. 61 to this Registration Statement filed with the Commission on June 11, 2009.

(m)(5)(b)	Amended Appendix A to the Distribution Plan pursuant to Rule 12b-1 for the Class B shares of each of the Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, and Forward Strategic Realty Fund, incorporated by reference to Exhibit (m)(5)(b) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(m)(6)(a)	Distribution Plan pursuant to Rule 12b-1 for the Class C shares of each of the Forward Growth Fund, Forward Banking and Finance Fund, Forward Focus Fund, Forward Long/Short Credit Analysis Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Real Estate Fund, Forward Large Cap Equity Fund, Forward International Fixed Income Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, Forward Strategic Realty Fund, and Forward Tactical Growth Fund, incorporated by reference to Exhibit (m)(6) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(m)(6)(b)	Amended Appendix A to the Distribution Plan pursuant to Rule 12b-1 for the Class C shares of each of Forward Growth Fund, Forward Banking and Finance Fund, Forward Focus Fund, Forward Long/Short Credit Analysis Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Real Estate Fund, Forward Large Cap Equity Fund, Forward International Fixed Income Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, Forward Strategic Realty Fund, and Forward Tactical Growth Fund, incorporated by reference to Exhibit (m)(6)(b) to Post-Effective Amendment No. 71 to this Registration Statement filed with the Commission on June 28, 2010.

(m)(7)(a)(1)	Amended Distribution and Service Plan for Class A and Class C shares, as applicable, of each of the Forward Large Cap Growth Fund, Forward Large Cap Value Fund, Forward SMIDPlus Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Mortgage Securities Fund, Forward High Yield Bond Fund, Forward U.S. Government Money Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, and Forward Aggressive Growth Allocation Fund, incorporated by reference to Exhibit (m)(7)(a) to Post-Effective Amendment No. 71 to this Registration Statement filed with the Commission on June 28, 2010.

(m)(7)(a)(2)	Amended Appendix A to the Amended Distribution and Service Plan for Class A and Class C shares, as applicable, of each of the Forward Large Cap Growth Fund, Forward Large Cap Value Fund, Forward SMIDPlus Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Mortgage Securities Fund, Forward High Yield Bond Fund, Forward U.S. Government Money Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, and Forward Aggressive Growth Allocation Fund, incorporated by reference to Exhibit (m)(7)(a)(2) to Post-Effective Amendment No. 74 to this Registration Statement filed with the Commission on September 20, 2010.

(m)(7)(b)(1)	Distribution and Service Plan for Investor Class shares of each of the Forward Large Cap Growth Fund, Forward Large Cap Value Fund, Forward SMIDPlus Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Mortgage Securities Fund, Forward High Yield Bond Fund, Forward U.S. Government Money Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, and Forward Aggressive Growth Allocation Fund, incorporated by reference to Exhibit (m)(7)(b) to Post-Effective Amendment No. 71 to this Registration Statement filed with the Commission on June 28, 2010.

(m)(7)(b)(2)	Appendix A to the Distribution and Service Plan for Investor Class shares of each of the Forward Large Cap Growth Fund, Forward Large Cap Value Fund, Forward SMIDPlus Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Mortgage Securities Fund, Forward High Yield Bond Fund, Forward U.S. Government Money Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, and Forward Aggressive Growth Allocation Fund, incorporated by reference to Exhibit (m)(7)(b)(2) to Post-Effective Amendment No. 74 to this Registration Statement filed with the Commission on September 20, 2010.

(n)	Multiple Class Plan pursuant to Rule 18f-3 (as amended), incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 74 to this Registration Statement filed with the Commission on September 20, 2010.

(o)	Not applicable.

(p)(1)	Registrant’s Code of Ethics, incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 34 to this Registration Statement filed with the Commission on May 1, 2006.

(p)(2)	Code of Ethics of the Advisor, incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 71 to this Registration Statement filed with the Commission on June 28, 2010.

(p)(3)	Code of Ethics of Pictet Ltd. and Pictet Asset Management SA, incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 73 to this Registration Statement filed with the Commission on September 1, 2010.

(p)(4)	Amended Code of Ethics of Hoover, incorporated by reference to Exhibit (p)(4) to Post-Effective Amendment No. 73 to this Registration Statement filed with the Commission on September 1, 2010.

(p)(5)	Amended Code of Ethics of EMFAT, incorporated by reference to Exhibit (p)(9) to Post-Effective Amendment No. 38 to this Registration Statement filed with the Commission on December 27, 2006.

(p)(6)	Code of Ethics of ALPS Distributors, incorporated by reference to Exhibit (p)(9) to Post-Effective Amendment No. 71 to this Registration Statement filed with the Commission on June 28, 2010.

(p)(7)	Code of Ethics of Cedar Ridge, incorporated by reference to Exhibit (p)(12) to Post-Effective Amendment No. 38 to this Registration Statement filed with the Commission on December 27, 2006.

(p)(8)	Code of Ethics of Smith, incorporated by reference to Exhibit (p)(11) to Post-Effective Amendment No. 69 to this Registration Statement filed with the Commission on March 12, 2010.

(p)(9)	Code of Ethics of First Western, incorporated by reference to Exhibit (p)(12) to Post-Effective Amendment No. 73 to this Registration Statement filed with the Commission on September 1, 2010.

(p)(10)	Code of Ethics of PIMCO, incorporated by reference to Exhibit (p)(14) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(p)(11)	Code of Ethics of Blackrock, incorporated by reference to Exhibit (p)(17) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(p)(12)	Code of Ethics of Acadian, incorporated by reference to Exhibit (p)(19) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(p)(13)	Code of Ethics of Lazard, incorporated by reference to Exhibit (p)(21) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(p)(14)	Code of Ethics of Broadmark, incorporated by reference to Exhibit (p)(21) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUNDS.

Registrant is controlled by its Board of Trustees. Certain of Registrant’s trustees serve on the board of directors/trustees of certain other registered investment companies. (See “Management of the Funds – Board of Trustees” in Part B hereof.)

ITEM 30.	INDEMNIFICATION

The Registrant’s Amended and Restated Declaration of Trust (“Declaration of Trust”), filed as Exhibit (a) to Post-Effective Amendment No. 40 to this Registration Statement, and Amended and Restated By-Laws, filed as Exhibit (b) to Post-Effective Amendment No. 66 to this Registration Statement, provide among other things, that current and former trustees and officers who were or are a party, or are threatened to be made a party, to any proceeding or claim by reason of the fact that such person is or was a Trustee or officer of the Registrant, shall be indemnified against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that such person acted in good faith and reasonably believed: (a) that his conduct was in the Registrant’s best interests and (b) in the case of a criminal proceeding, that he had no reasonable cause to believe his conduct was unlawful; provided that, the trustees and officers of the Registrant shall not be entitled to indemnification or held harmless if such liabilities were a result of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office, or in respect of any claim or proceeding as to which such person shall have been adjudicated by a court or other competent body to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person’s official capacity.

The Distribution Agreement between the Registrant and ALPS Distributors, filed as Exhibit (e) to Post-Effective Amendment No. 32 to this Registration Statement, provides for indemnification of ALPS Distributors, its officers and directors and any person who controls ALPS Distributors.

The Registrant has in effect a directors’ and officers’ liability policy covering specific types of errors and omissions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to such provisions of the Declaration of Trust, Underwriting Agreement, or statutes or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange

Commission (“SEC”), such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares of the Registrant, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISORS

Forward Management performs investment advisory services for Registrant. The directors and officers of Forward Management and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
J. Alan Reid, Jr., Chief Executive Officer	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	August 2001 to present	Chief Executive Officer and Director, investment services company

	ReFlow Fund 433 California Street Suite 1100 San Francisco, CA 94104	2001 to present	Chief Executive Officer and Director, investment services company

	Sutton Place Management 433 California Street Suite 1100 San Francisco, CA 94104	2001 to present	Chief Executive Officer, investment management company

	Sutton Place Associates, LLC 433 California Street Suite 1100 San Francisco, CA 94104	2001 to present	Chief Executive Officer, investment services company

	FISCOP, LLC 433 California Street, Suite 1010 San Francisco CA 94104	2001 to present	Chief Executive Officer

	Broderick Management, LLC	2001 to present	Chief Executive Officer, investment management company

	FOLIOfn, Inc. 8000 Towers Crescent Drive Suite 1500 Vienna, VA 22182	2002 to present	Director, financial services company

Mary Curran, Chief Legal Officer	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	June 2004 to present	Secretary, investment services company

Judith M. Rosenberg, Chief Compliance Officer	None

Gordon P. Getty, Chairman of the Board	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	August 2001 to present	Chairman of the Board, investment services company

Jeffrey P. Cusack, President	Rex 101 California Street, Suite 1950 San Francisco, CA 94111	October 2005 to present	Managing Director, real estate finance company

James J. Halligan, Director	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	August 2001 to present	Director, investment services company

William A. Prezant, Director	Prezant & Mollath Attorneys at Law 6560 SW McCarran Blvd. Reno, NV 89509	1988 to present	Self-employed, law practice

	Torrey International Strategy Partners 505 Park Avenue 5th Fl. New York, NY 10022	November 2002 to present	Manager (Director), registered investment company

	Torrey US Strategy Partners 505 Park Avenue 5th Fl. New York, NY 10022	September 2002 to present	Manager (Director), registered investment company

	Strategic Hotels & Resorts 777 West Wacker, Suite 4600 Chicago, IL 60601	March 2006 to present	Director, Real Estate Investment Fund

	MacGregor Golf Company 1000 Pecan Grove Drive Albany, GA 31701	December 2006 – present	Director, golf equipment and apparel company

Toby Rosenblatt, Director	Founders Investments Ltd. 3409 Pacific Avenue San Francisco, CA 94118	1999 to present	President, private investment company

	BlackRock Equity Liquidity Funds 40 E. 52nd Street New York, NY 10022	March 2005 to present	Director (independent), mutual funds

	A.P. Pharma 123 Saginaw Drive Redwood City, CA 94063	1983 to present	Director, specialty pharmaceuticals company

	Pharin Pharmaceuticals 123 Saginaw Drive Redwood City, CA 94063	1993 to present	Director, specialty pharmaceuticals company

Thomas E. Woodhouse, Director	Minerva Office Management, Inc. 1325 Airmotive Way Suite 340 Reno, Nevada 89502	January 2002 to present	Trust Administrator, President; trust administration company

	Vallejo Investments, Inc. One Embarcadero Center Suite 1050 San Francisco, CA 94111	January 2002 to present	CEO, family office

	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	August 2001 to present	Director, investment services company

David H. Chow, Director	Torch Hill Investment Partners LLC 655 15th St. NW, Ste. 810 Washington, DC 20005	July 2007 to present	Vice-Chairman and Chief Investment Officer, private equity investment firm

	DanCourt Management LLC 1771 Post Road East, Suite 178 Westport, CT 06880	April 1999 to present	Chairman and Chief Executive Officer, strategy/management consulting firm

	Van Eck Market Vectors ETF Trust 99 Park Avenue New York, NY 10016	May 2006 to present	Chairman of the Board of Trustees, exchange-traded fund complex

James O’Donnell, Chief Investment Officer	None

Norman Mains, Chief Risk Officer	Greystone Research, Morgan Stanley 440 S. LaSalle Street Chicago, IL 60605	2001 to March 2009	Chief Investment Officer, Executive Director, financial services company

EMFAT performs investment advisory services for Registrant. The trustees and officers of EMFAT and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Kenneth Mertz President, CIO Portfolio Manager	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since January 1, 1992	President, Portfolio Manager, Investment Adviser

Edward Pohl, CFO Treasurer	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since June 1, 2001	Chief Financial Officer, Chief Operating Officer, Investment Adviser

	Emerald Fixed Income Advisers 1703 Oregon Pike Lancaster, PA 17601	Since February 1, 2006	Managing Director, Investment Adviser

Daniel Moyer Executive Vice President	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since October 1, 1992	Executive Vice President, Managing Director, Investment Adviser

	Emerald Separate Account Management 1703 Oregon Pike Lancaster, PA 17601	Since August 7, 2009	Managing Director, Investment Adviser

James Meehan Chief Compliance Officer	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since May 1, 1999	Chief Compliance Officer, Investment Adviser

	Emerald Separate Account Management 1703 Oregon Pike Lancaster, PA 17601	Since August 7, 2009	Chief Compliance Officer, Investment Adviser

	Emerald Fixed Income Advisers 1703 Oregon Pike Lancaster, PA 17601	Since February 1, 2006	Chief Compliance Officer, Investment Adviser

Stacy Sears	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since October 1, 1992	Senior Vice President, Portfolio Manager, Investment Adviser

Pictet Asset Management Limited performs investment advisory services for Registrant. The directors and officers of Pictet Asset Management Limited and their other business affiliations for the past two fiscal year are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Rod Hearn	Pictet (London) Ltd Pictet Administration Services Ltd Pictet Asset Management Ltd Worldwide SICAV 1, Boulevard Royal L-2449 LUXEMBOURG Al Dar Islamic Fund, SICAV 1, Boulevard Royal L-2449 LUXEMBOURG	ongoing	Director

Nicholas Johnson	Pictet Asset Management Ltd	ongoing	Director

	NPJ Asset Management LLP 11-12 Tokenhouse Yard London, EC2R 7AS Global Opportunities Fund Global Opportunities Master Fund Management Cayman Ltd	Since May 8, 2007	Director

Rolf Banz	Pictet Asset Management SA	ongoing	Director

Gavin Sharpe	Pictet (London) Ltd Pictet Administration Services Ltd Pictet Asset Management SA Pictet Asset Management Ltd Pictet Investment Company Limited	ongoing	Chief Financial Officer and Director

Renaud De Planta	Pictet & Cie Pictet Asset Management SA Pictet Asset Management Ltd Pictet Canada L.P. Pictet Holding LLP	ongoing	Chief Executive Officer, Director

David Cawthrow	Pictet Asset Management SA Pictet Asset Management Ltd Pictet Investment Company Limited	Since June 27, 2005	Chief Compliance Officer

Christoph Lanter	Pictet Asset Management SA Pictet Asset Management Ltd	ongoing	Head of Business Development and Client Relations. Director

Richard Heelis	Pictet Asset Management Ltd	ongoing	Head of Equities, Director

Sebastien Eisinger	Pictet Asset Management SA Pictet Asset Management Ltd	Since September 1, 2007	Head of Fixed Income Director

Olivier Ginguene	Pictet Asset Management SA Pictet Asset Management Ltd	Since August 2005	Head of Quantitative Investment Director

Pictet Asset Management SA performs investment advisory services for Registrant. The directors and officers of Pictet Asset Management SA and their other business affiliations for the past two fiscal year are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Rolf Banz	Pictet Asset Management SA Pictet Asset Management Ltd	ongoing	Director Chief Investment Architect and Product Manager

Gavin Sharpe	Pictet (London) Ltd Pictet Administration Services Ltd Pictet Asset Management SA Pictet Asset Management Ltd Pictet Investment Company Limited	ongoing	Director and Chief Financial Officer

Renaud De Planta	Pictet & Cie Pictet Asset Management SA Pictet Asset Management Ltd Pictet Canada L.P. Pictet Holding LLP	ongoing	Partner, Chief Executive Officer and Director

David Cawthrow	Pictet Asset Management SA Pictet Asset Management Ltd Pictet Investment Company Limited	Since June 27, 2005	Chief Compliance Officer

Marc Tonnerre	Pictet Asset Management SA	ongoing	Head of Compliance (Geneva)

Hoover performs investment advisory services for Registrant. The directors and officers of Hoover and their business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Irene G. Hoover, CFA; Managing Member and Chief Investment Officer	None

Beverly Hoffmann, CFO and CCO	None

Stephen J. Cullen, Director of Market Analysis and Equity Trading	None

Nancy R. Rimington, Director of Client Service and Marketing	None

David Schneider, Associate Portfolio Manager and Senior Analyst	None

Jane M. Hecht, Director of Operations	None

Cedar Ridge Partners, LLC performs investment advisory services for Registrant. The partners of Cedar Ridge and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Alan E. Hart, Managing Partner	None

Guy J. Benstead, Partner	None

Jeffery M. Hudson, Partner	None

Broadmark performs investment advisory services for Registrant. The trustees and officers of Broadmark and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Daniel J. Barnett Chairman	Revere Capital Advisors, LLC 12 East 52nd Street, 3rd Floor New York, NY 10022	06/2007 to present	CEO Hedge Fund Platform

	Revere Securities Corp. 12 East 52nd Street, 6th Floor New York, NY 10022	05/2009 to present	Chairman and Director Broker Dealer

	Revere Securities Corp. 12 East 52nd Street, 6th Floor New York, NY 10022	06/2009 to present	Registered Rep Broker Dealer

	Jesup & Lamont Securities Corp. 650 Fifth Avenue, 3rd Floor New York, NY 10019	01/2007 to 12/2008	Registered Rep Broker Dealer

	Broadmark Long/Short Equity Fund, Ltd c/o ISIS Fund Services Ltd. Penboss Building 50 Parliament Street Hamilton HM 12 Bermuda	01/2007 to present	Director Offshore Hedge Fund

	Broadmark Value Hedged Offshore Fund, Ltd c/o ISIS Fund Services Ltd. Penboss Building 50 Parliament Street Hamilton HM 12 Bermuda	01/2007 to present	Director Offshore Hedge Fund

Christopher J. Guptill CEO and Chief Investment Officer	Revere Capital Advisors, LLC 12 East 52nd Street, 3rd Floor New York, NY 10022	03/2009 to present	Passive ownership in Hedge Fund Platform

Jerome Crown CFO	Revere Capital Advisors LLC 12 East 52nd Street, 3rd Floor New York, NY 10022	06/2007 to present	CFO and Director Hedge Fund Platform

	Revere Securities Corp. 12 East 52nd Street, 6th Floor New York, NY 10022	5/2009 to present	CFO and Director Broker Dealer

Laura A. Hespe Chief Operating Officer	Revere Capital Advisors, LLC 12 East 52nd Street, 3rd Floor New York, NY 10022	03/2009 to present	Passive ownership in Hedge Fund Platform

	Jesup & Lamont Securities Corp. 650 Fifth Avenue, 3rd Floor New York, NY 10019	6/2006 to 12/2008	Registered Rep Broker Dealer

Smith Asset Management, L.P. performs investment advisory services for Registrant. The directors, officers or partners of Smith and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Stephen S. Smith, Founder & Chief Executive Officer	None

John D. Brim, CCO	None

Travis J. Briggs, Director of Marketing	None

Royce W. Medlin, Senior Portfolio Manager	None

First Western Capital Management Inc. performs investment advisory services for Registrant. The directors and officers of First Western and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Warren J. Olsen	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	Ongoing	Chairman & Chief Executive Officer

Scott C. Wylie	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	Ongoing	Vice Chairman of the Board

Russ Matthews	None	April 2010	President

Ryan C. Tigg	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	Ongoing	CFO and Treasurer

Lené Simnioniw	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	Ongoing	Secretary

Kenneth Malamed	None	April 2010	Chief Investment Officer

Karen Garcia	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	Ongoing	Chief Compliance Officer

Pacific Investment Management Company LLC performs investment advisory services for Registrant. The directors, officers and partners of PIMCO and their other business affiliations for the past two fiscal years are:

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Arnold, Tammie J.	Head, Global Retail Distr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Baker, Brian P.	Account Manager	PIMCO Hong Kong	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Balls, Andrew Thomas	Head, Euro Portfolio Mgmt	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Benz II,William R.	Head of PIMCO EMEA	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Bhansali,Vineer	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Callin, Sabrina C.	StocksPLUS Product Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Cupps, Wendy W.	Head, Product Management	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Dawson, Craig A.	Head, Prod Mgmt-Europe	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Dialynas, Chris P.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

El-Erian, Mohamed A.	CEO & Co-CIO	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Flattum, David C.	General Counsel	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Gross, William H.	Founder, CIO-Sr Port Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Harris, Brent Richard		Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Hodge, Douglas M.	Director, Asia Pacific	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Holden, Brent L.	Co-Hd of US Acct Mgmt	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Ivascyn, Daniel J.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Jacobs IV, Lew W.	Head of Talent Management	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Kiesel, Mark R.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Lown, David C.	Technology & Operations	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Mather, Scott A.	Head, PM Global Desk	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

McCulley, Paul A.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

McDevitt, Joseph V.	Head, PIMCO Europe	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Mewbourne, Curtis A.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Muzzy, James Frederic	Founder, Head, Bus Dev US	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Otterbein, Thomas J.	Co-Hd of US Acct Mgmt	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Powers, William C.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Ravano, Emanuele		PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Schmider, Ernest L.	Head of Funds Admin	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Short, Jonathan D.	Head, Inst Bus Dev	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Simon, W Scott	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Takano, Makoto	President of PIMCO Japan	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Weil, Richard M.	Chief Operating Officer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Worah, Mihir P.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Zhu, Changhong	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Amey, Mike	Portfolio Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Anderson, Joshua M.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Andrews, David S.	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Beaumont, Stephen B.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Bishop, Gregory A.	Financial Inter Group	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Blau, Volker	Head Insurance	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Bodereau, Philippe	Credit Analyst	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Bosomworth, Andrew	Head Munich Port Mgmt	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Bridwell, Jennifer S	Mortgage Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Brittain, WH Bruce	Structured Product Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Clarida, Richard H	Global Strategic Advisor	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Conseil, Cyrille R.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Cummings, John B.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Dada, Suhail H.	Head, Middle East Bus Dev	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Davies, Mark John	Global Head, Risk Mgmt	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

De Leon, William G.	EVP, Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Devlin, Edward	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Durham, Jennifer E.	Chief Compliance Officer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Fisher III, David N.	Global Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Foong, Hock Meng	Acct Mgr / Office Head	PIMCO Asia Pte Ltd	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Fournier, Joseph A.	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Fuhrmann, Dorothee J.	Product Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Fluor III, Richard F.	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Gleason, George Steven	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Gomez, Michael A.	Emerging Market Port Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Graham, Stuart Thomson	Head, PIMCO Canada	PIMCO Canada	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Greer, Robert J.	Real Return Product Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Hally, Gordon C.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Hardaway, John P.	Mgr, Mut Funds Operations	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Harumi, Kazunori	Client Svcs - Pension	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Holloway Jr., Dwight F.	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Hudoff, Mark T.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

King, Stephanie Lorraine	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Lehavi, Yanay	Senior Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Lettich, Bruno Joseph	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Louanges, Matthieu	Head, Port. Business Mgmt	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Masanao, Tomoya	Portfolio Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

McCray, Mark V.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Mead, Robert	Portfolio Manager	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Miller, John M.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Millimet, Scott A.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Minaki, Haruki	Head Legal, Japan	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Mogelof, Eric J.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Monson, Kristen S.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Moore, James F.	Product Mgr, Pension Spec	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Morena, Robert	Head, Inst Bus Dev NY	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Murata, Alfred T.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Okun, Eric Alan	Senior Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Ong, Arthur Y.D.	Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Ongaro, Douglas J.	Head, Fin Inter Group	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Osses, Guillermo Ariel	Emerging Market Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Ozeki, Koyo	Hd, Asian Credit Research	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Parikh, Saumil H.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Park, Jung	Business Development	PIMCO Hong Kong	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Paulson, Bradley W.	Head Global Legal/Compl.	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Philipp, Elizabeth M.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Porterfield, Mark J.	Media & Public Relations	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Posch, Brigitte	Portfolio Manager, EM	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Rodosky, Stephen A.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Ruthen, Seth R.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Sargent, Jeffrey M.	Chief Admin. Officer EMEA	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Schneider, Jerome M	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Spajic, Luke Drago	Head - Pan Euro Credit PM	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Stracke,Thibault C.	Co-Head - Credit Research	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Streiff, Thomas F.	Product Mgr, Retirement	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Strelow, Peter G	Mgr, Mutual Funds Admin	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Taborsky, Mark A.	Product Manager, AA	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Tarman, Daniel I	Head of Mktg Communctns	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Toloui-Tehrani, Ramin	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Tournier, Eve Anne Celine	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Tyson, Richard E.	Senior Operations Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

van Heel, Marc	Head, Bus Dev NLD/BEL	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Ward, Jim	Head of Human Resources	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Wilson, John F.	Head, Bus Dev Australia	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Wilson, Susan L.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Witt, Frank	Head, Bus Dev DEU/AUT	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Wood, George H.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Young, Robert O.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Yu, Cheng-Yuan	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Afrasiabi, Mark Saied	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Ahto, Laura A.	Head-Ops,Admin,Euro Funds	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Anctil, Stacie D.	Pricing Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Arora, Amit	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Baburek, Daniel	Portfolio Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Beck, Lee Davison	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Berman, Scott Michael	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Berndt, Andreas	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Blair, David James	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Blomenkamp, Felix	Head ABS	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Blute, Ryan Patrick	Product Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Bradshaw, Myles Emmerson Charles	Portfolio Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Broadwater, Kevin M.	Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Brown, Erik C.	Tax Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Bui, Giang H.	Structured Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Burns, Michael A.	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Carnachan, Robert Scott	Asia Ex-Jpn Legal Counsel	PIMCO Hong Kong	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Cavalieri, John R.	Product Mgr, Real Return	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Chen, Wing-Harn	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Colter Jr., Eugene Maynard	Head, Messaging & Content	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Cressy, Jonathan B.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Damodaran, Kumaran K	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Darling, James	Account Manager	PIMCO Canada	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Dorff, David J.	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Dorrian, Peter G.	Head, Remarketing	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Eedes, Linda	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Emons, Ben	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Feeny, Martin E.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Ferber, Steven Ellis	DC Channel, Business Dev.	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Fields, Robert A.	Muni Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Fisher, Marcellus M.	Manager, Trade Support	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Foxall, Julian	Portfolio Manager	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Frisch, Ursula T.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Gandolfi, Alessandro	Head, Bus Dev Italy	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Garbuzov, Yuri P.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Getter, Christopher T.	Product Manager, EM	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Giurlani, Gian Luca	European Re-Marketing	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Grabar, Gregory S.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Griffiths, John Lawrence	Head of Business Dev - UK	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Gross, Jared B.	Product Manager, LDI	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Gupta, Sachin	Portfolio Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Gupta, Shailesh	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Hasegawa, Tamotsu	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Hastings, Arthur J.	Compliance Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Hayes, Ray C.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Heimann, Ilan	Product Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Helsing, Jeffrey	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Horne, Jonathan Lane	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Hu, Gang	Portfolio Manager, TIPS	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Hughes, Mark Alan	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Hyman, Daniel Herbert	Portfolio Mgr, ABS-MBS	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Jann, Juergen	Co-Head Munich Gbl Desk	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Johnson, Nicholas J	Commodity Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Katz, Ulrich	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Keck, Andreas	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Kelly, Benjamin Marcus	Account Manager	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

King Jr., John Stephen	Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Kirkbaumer, Steven P.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Komatsu, Mitsuaki	Head of Compliance	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Korinke, Kimberley Grace	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Korinke, Ryan Patrick	Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Kressin, Thomas	Co-Head Munich Gbl Desk	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Kuhner, Kevin D.	Institutional Direct Mktr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Lackey, Warren M.	Director, Communications	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Larsen, Henrik P.	Mgr Fund Administration	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

LeBrun Jr., Richard R.	Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Li, Ji	MBS/ABS Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Lian, Chia Liang	EM Portfolio Manager	PIMCO Asia Pte Ltd	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Linke, Gordon F.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Loh, John J.	Mgr, Risk Operations	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Lopez, Rafael A.	Head Operations, AsiaPac	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Ludwig, Steven Charles	Senior Compliance Officer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Mak, Richard	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Martel, Rene	Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Martin, Scott W.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Meggers, Julie Ann	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Meyn, Cynthia Louise	Senior Operations Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Miller Jr., Kendall P.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Milo, Davida J.	CRM Platform Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Mitchell, Gail	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Mukherji, Raja	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Mulcahy, Matthew J.	Portfolio Manager	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Nambimadom, Ramakrishnan S.	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Nest, Matthew J.	Account Manager	PIMCO Hong Kong	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Nicholls, Steven B.	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Nieves, Roger O.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

O’Connell, Gillian	Manager of Operations	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Okamura, Shigeki	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Osborne, Simon Timothy	Trade Compliance	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Pagani, Lorenzo P.	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Perez, Keith	Senior Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Phillipson, Daniel	Product Manager	PELM	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Pimentel, Rudolph	Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Pittman, David J.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Potthof, Axel	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Prasad, Krishna	Product Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Putyatin, Vladyslav	Portfolio Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Qu, Wendong	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Reimer, Ronald M.	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Reisz, Paul W.	ST/Stable Value Prod Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Repoulis, Yiannis	Account Manager	PELM	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Rice, Thomas Edmund	European Legal Counsel	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Rollins, Melody	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Romano, Mark A.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Schaus, Stacy Leigh	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Schulist, Stephen O.	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Schwetz, Myckola	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Sejima, Toru	Acct Mgr, Clnt Svcs-Pens	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Senne, Verena	L&C Officer	PELM	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Shaw, Matthew D.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Skobtsov, Ivan	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Smith, Kenton Todd	ABS/MBS Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Sonner, Michael	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Spalding, Scott M.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Springer, Jeffrey	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Stack, Candice Elizabeth	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Staub, Christian Martin	Head, PIMCO Switzerland	PIMCO Switzerland LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Steele, Scott Patrick	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Strauch, Joel Edward	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Theodore, Kyle J.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Thompson, Michael Frazier	Co-Head, Euro Remarketing	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Thurston, Powell C.	Structured Product Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Trevithick, Natalie	Invest Grade Corp Trader	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Tsubota, Shiro	Client Servicing	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Vallarta-Jordal, Maria-Theresa F.	Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

van Akkeren, Marco	Portfolio Manager ABS-MBS	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

van Bezooijen, Jeroen Teunis Steven	Product Manager, LDI	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

van Zoelen, Henk Jan	Account Mgr	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Viana, David	Int’l Compliance Officer	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Wada, Hiromi	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Walker, Trent W.	Financial Reporting Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Watchorn, Michael C.	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
White, Timothy C.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Whitton, Bransby M.	Account Manager	PIMCO Asia Pte Ltd	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Wild, Christian	Credit Research Analyst	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Wilner, Mitchell W.	High Yield Trader	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Yamamoto, Shinichi	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Abdikeev, Tamerlan	Manager, Bus Dev	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Adatia, Tina	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Agredano, Carlos	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Akerberg, Oskar	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Allamanis, Georgios	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Althof, Michael	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ananthanarayanan, Mangala V	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Anochie, Kwame A.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Asay, Susan	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Avancini, Joerg	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Bansal, Sharad	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Barnes, Donna E.	FINRA Prin & Compl Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Beard, Christopher	Manager, Compliance	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Benson, Sandra M.	Sr. Corporate Paralegal	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ben-Zvi, Kfir Naftali	Portfolio Pricing Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Bertolo, Matteo	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Bierman, Dave H.	Software Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Boehm, Timo	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Bolton, Laurence Edwin	Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Boyd, C Robert	Senior Structure Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Brandl, Michael	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Brenner, Matthew H.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Brons, Jelle	Trading Associate	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Brune, Christopher P.	Risk Oversight Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Burdian, Michael R.	Port Assoc, Collateral	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Burns, Robert	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Byer, Jeffrey Alan	Fund Development	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Caltagirone, Christopher	Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Cantrill, Elizabeth Davis	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Cheng, Audrey Lee	Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Chin, Tracy	Credit Analyst	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Chipp, William	Global Service Liaison	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Chopra, Amit	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Clark, Raymond Matthew	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Clarke, James Robert	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Colasuonno, Richard T.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Cooke, Anthony H.	Software Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Cornelius, Darryl Paul	Product Specialist	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Cortes Gonzalez, Ana	Portfolio Manager, ABS	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Cumby III, William Sylvester	Portfolio Manager ABS-MBS	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Dahlhoff, Juergen	Credit Research Analyst	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Danielsen, Birgitte	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Das, Aniruddha	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

David, Evan Allen	Software Development Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

De Bellis, Mary	Dom Trade Asst Supervisor	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

De Lorenzo, Nicola A.	Business Mgt Associate	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Dilek, Burcin	Head Trade Support	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Dittrich, Hanno	Head of ACE Compliance	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Dombrovsky, Anton	Product Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Dorsten, Matthew P.	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Dugan, Travis J.	Money Market Specialist	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Dutta, Manish	Senior Software Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Edler, Vernon	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Edwards, Ben Matthew	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ellis, Edward L.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Eltz, Antoinette	Product Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

England, Jason S.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Estep, Bret W.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Evans, Stefanie D.	Sr Mortgage Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Fan, Derek Chung Lee	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Fends, Melissa A.	Contracts Admin Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Finkenzeller, Thomas	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Forsyth, Andrew C.	Head, Bus Dev Canada	PIMCO Canada	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Fowler, Ellen	Executive Assistant	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Froehlich, Frank	Compliance Officer	PELM	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Furusho, Hiroaki	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Galli, Leandro Jose	Trading Associate	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Garnett, Andrew David	Regulatory Compliance Mgr	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ghosh, Sharad	Account Manager	PIMCO Asia Pte Ltd	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Gibson, Thomas C.	AIMR Compl Audit Spec	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Gingrich, Robert M	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Gould, Linda J	Fee Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Grady, Myrrha H.	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Graves, Zoya Schoenholtz	Global Strategic Mktg&Ad	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Gruben, Kristin Lynn	Compliance Officer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Grzesik, Marco	Head, Bus Dev France	PELM	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Gu, Haidi	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Haaf, Tim	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Haeckl, Tanja	VP, Head Cash Desk	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Hagmeier, William Robert	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Hauschild, Matthew Richard	Senior Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Heravi, Kaveh Christian	Technology Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Herlan, Hans Joerg	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Hockswender III, Thomas R.	Senior Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Hsiang, Hwa-Ming	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Ing, Terrence Liu	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Jacobs, Brian Harold	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Jelenz King, Silvia	Financial Writer	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Johnson, Eric D	Mutual Fund Admin	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Johnson, Kelly	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Jones, Jeff	Learning/Ldrshp Dvlpment	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Jones, Steven L.	Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Jordan, Daniel V.	Fin Business Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kakuchi, Tadashi	Portfolio Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kam, Damien Joseph	Senior Software Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Karpov, Natalie	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kavafyan, Constance	Acct Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kellerhals, Philipp	Head Quant Strategies	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kersman, Alec	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kezelman, Jason M.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kim, Aaron Hyun	Derivatives Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kim, Lisa	Product Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kingston, Rafer Alexander	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Kirkowski, John Jeffrey	Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kishimoto, Yayoi	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kohari, Chisato	Credit Analyst	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Komatsu, Hugo	Manager, Middle Ofc & Ops	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kuehne, Stefan	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kumar, Mukund	Sr Developer/Fin Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Lang, Eddie F	Strategic Ops Project Mgr	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Lee, Alvin Lip Sin	Mgr, Compliance & Acctg	PIMCO Asia Pte Ltd	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Lee, Robert Ru-Bor	Senior Software Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Leong, Chon-Ian	Alternatives	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Leong, Foong Ching	Funds Admin Manager	PIMCO Asia Pte Ltd	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Li, Li	Account Manager	PIMCO Hong Kong	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Lilly III, Frederick Vivan	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Linder, Astrid	Product Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Liwski, Michael V.	Mgr, Client Report & Pres	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Lofdahl, Christopher F.	Executive Office Team	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Loh, Cynthia Elizabeth Yue-Ling	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Long, Hui	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Lopez, Joy Lynn	Tax Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Loriferne, Matthieu Hubert Felix	Credit Analyst	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Love, David Bernard	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Lowe, Erika Hayflick	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Mandy, Alain	Mgr, Cust, Acct & Fin Rep	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Manseau Guerdat, Chantal Marie Helene	Account Manager	PIMCO Canada Mgmt	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Martini, Nadege	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Mayershofer, Veronika	Portfolio Associate	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Mazzocchi, Bettina Ester Florette	Re Marketing Account Mgr	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

McCann, Patrick Murphy	Global Operations	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Merz, Frederic	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Metsch, Mark E.	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Micali, Carlo	Account Manager	PELM	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Mierau, Kristion T.	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Mieth, Roland	Portfolio Manager, EM	PIMCO Asia Pte Ltd	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Mittal, Mohit	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Moeljanto ,Lanny H.	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Molloy, Carol	Account Manager	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Morrison, John Edward	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Muehlethaler, Jeffrey Charles	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Murano, Yuko	HR Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Nabors, Robin	Sr. HR Generalist	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ng, Albert K.	Senior Programmer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Nguyen, Tommy D.	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Nojima, Sachiko	Manager, Operations	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Norris, John F.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Nunziata, Cristina	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Okuma, Sachiko	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Olazabal, Joshua A	Executive Office Team	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Oliva, Jennifer Lynn	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ollenburger, Loren P.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Otterbein, Marie S.	Spvsr Producer Group	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Padmanabhan, Lalantika	Structured Credit Assoc	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Parikh, Bijal Y.	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Pejavar, Sheila M.	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Perez, Iohan	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Pont, Nicholas James	Remarketing Acct Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Price, Rosamond Jane	Remarketing Acct Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Pricer, Jesse L.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Putnicki, Matthew S	Global Product Associate	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Qiao, Yi	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Qiu, Ying	Portfolio Manager, ABS-MBS	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Rahari, Pierre-Yves	Manager, Shareholder Svcs	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Rahman, Lupin	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ratner, Joshua D.	Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Reimer, Danelle J.	Trading Floor Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Riendeau, Kevin	Business Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Rogers,William A.	Structured Products Serv	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ronnie, Stephen	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Rowe, Cathy T.	Administrative Port Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Rudolph, Lynn	Sr. HR Generalist	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Sakane, Yoshiyuki	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Salastekar, Deepa A	ABS/MBS Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Scherzinger, Marion	Credit Research Analyst	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Schnatterer, Monika	Portfolio Associate	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Schuetz, Patricia Ann	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Schultes, Adrian O.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Schwab, Gerlinde	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Schwab, Stephen D.	Head of DC Sales Support	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Scibisz, Iwona E.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Scorah, Ian	Legal Counsel	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Seksaria, Rahul M.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Sesay, Therenah	Mgr Account Associate	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Shah, Sapna Kiran	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Sheehy, Erica H.	Compliance	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Shepherd, Julie M.	Manager, AM Support	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Shiroyama, Taro	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Singal, Alka	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Somersan-Coqui, Aylin	Account Manager	PELM	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Soto, Alyssa Michele	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Spandri, Tobias	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Spicijaric, Jennifer N.	Cash Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Stauffer, Christina	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Stravato, Richard	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Struc, Alexandru	Portfolio Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Sun, Hao	Account Manager	PIMCO Hong Kong	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Suo, Yuanyuan	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Suskind, Donald W.	Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Takeuchi, Ichiro	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Takizuka, Hikaru	Compliance Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Tam, Joe	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Taro, Maryam	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Telish, Christine M.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Terry, Michael A.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Tersin, Dominique	Trade Assistant	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

To, Steven P.	Software Development Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Tomlinson, Brian	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Traber, Eva-Maria	Portfolio Associate	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Tran, Loc Khanh	Sr Database Administrator	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Tredwell, Alonzo S.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Trovato, Michael J.	Account Mgr., Middle East	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Tse, Koonnang Colin	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Tzemach, Yael Gayle	EM Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Upadhyay, Nishant	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Vames, Steven D.	Writer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Van De Zilver, Peter A.	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Veit, Konstantin	Trading Associate	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Velasco, Christine Ann	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Velicer, Erik A.	Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

von der Linden, Greg	VP Staffing	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Walenbergh, Mark	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Walsh, Lauren Rita	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Walther, Kasten	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Warner IV, Hansford B.	Credit Structure Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Watford, Charles	Credit Research Analyst	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Weinberger, Michele Deborah	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Wendler IV, Paul Frederick	Middle Office Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Werber, Keith Adam	Cash Desk Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Whitewolf, Lance E.	Funds Statistics	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Wildermuth, Paul T.	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Wildforster, Kai	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Williams III, Charles A	Office Services & Support	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Williams, Jason A.	Trader	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Winters, Kevin Michael	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Wittkop, Andrew T.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Wolf, Greggory S.	Shareholder Svcs Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Wong, Tammy Nguyen	CRM Functional Lead	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Xu, Jianghua	Senior Software Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Yang, Jing	Structured Credit Assoc	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Yasnov, Vadim Igorevich	Financial Engr/Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Yildiz, Sadettin	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Yip, Jonathan	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Yoon, Kenneth G.	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Yu, Anna W.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Yu, Walter	Senior Software Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Zerner, Mary Alice	Head of Mktg Comm	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Zhang, Ji Sheng	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Blackrock Financial Management, Inc. performs investment advisory services for Registrant. The directors and officers of Blackrock and their other business affiliations for the past two fiscal years are:

Name and Position with BlackRock	Other Company	Position with Other Company
Ann Marie Petach, Chief Financial Officer and Managing Director	BAA Holdings, LLC, Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock, Inc., New York, NY	Chief Financial Officer and Managing Director

	BlackRock Advisors, LLC, Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Advisors Holdings, Inc., New York, NY	Chief Financial Officer and Managing Director

	BlackRock Capital Management, Inc., Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Funding, Inc., Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Funding International, Ltd., Cayman Islands	Chief Financial Officer and Managing Director

	BlackRock Holdco 2, Inc. Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Institutional Management Corporation, Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock International Holdings, Inc., New York, NY	Chief Financial Officer and Managing Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	Chief Financial Officer and Managing Director

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	Chief Financial Officer and Managing Director

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	Chief Financial Officer and Managing Director

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock UK 1 LP, London, England	Chief Financial Officer and Managing Director

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock US Newco, Inc., Wilmington, DE	Chief Financial Officer and Managing Director

	State Street Research & Management Company, Boston, MA	Chief Financial Officer and Managing Director

	SSRM Holdings, Inc., Boston, MA	Chief Financial Officer and Managing Director

Robert P. Connolly, General Counsel, Managing Director and Secretary	BAA Holdings, LLC, Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock Advisors, LLC, Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Advisors Holdings, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock Capital Management, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Funding, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Funding International, Ltd., Cayman Islands	General Counsel, Managing Director and Secretary

	BlackRock Holdco 2, Inc. Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Institutional Management Corporation, Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock International Holdings, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investments, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock Investment Management, LLC, Plainsboro, NJ	General Counsel, Managing Director and Secretary

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	General Counsel, Managing Director and Secretary

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	General Counsel, Managing Director and Secretary

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Portfolio Investments, LLC, Wilmington, DE	General Counsel, Managing Director and Secretary

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock UK 1 LP, London, England	General Counsel, Managing Director and Secretary

	BlackRock US Newco, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary

	State Street Research & Management Company, Boston, MA	General Counsel, Managing Director and Secretary

	SSRM Holdings, Inc., Boston, MA	General Counsel, Managing Director and Secretary

Laurence D. Fink, Chief Executive Officer and Director	BAA Holdings, LLC, Wilmington, DE	Chief Executive Officer and Director

	BlackRock, Inc., New York, NY	Chairman, Chief Executive Officer and Director

	BlackRock Advisors, LLC, Wilmington, DE	Chief Executive Officer

	BlackRock Advisors Holdings, Inc., New York, NY	Chief Executive Officer and Director

	BlackRock Advisors Singapore Pte. Ltd., Singapore	Chairman and Chief Executive Officer

	BlackRock Capital Management, Inc., Wilmington, DE	Chairman and Chief Executive Officer

	BlackRock Capital Markets, LLC, Wilmington, DE	Chairman

	BlackRock Equity - Bond Funds Wilmington, DE	Director

	BlackRock Funding, Inc., Wilmington, DE	Chief Executive Officer

	BlackRock Funding International, Ltd., Cayman Islands	Chief Executive Officer and Director

	BlackRock Holdco 2, Inc. Wilmington, DE	Chief Executive Officer and Director

	BlackRock HPB Management, LLC, New York, NY	Director

	BlackRock Institutional Management Corporation, Wilmington, DE	Chief Executive Officer

	BlackRock International Holdings, Inc., New York, NY	Chief Executive Officer and Director

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investments, Inc., New York, NY	Chairman and Director

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock Investment Management, LLC, Plainsboro, NJ	Chairman and Chief Executive Officer

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Chairman and Chief Executive Officer

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Chairman and Chief Executive Officer

	BlackRock US Newco, Inc., Wilmington, DE	Chairman and Chief Executive Officer

	State Street Research & Management Company, Boston, MA	Chairman, Chief Executive Officer and Director

	State Street Research Investment Services, Inc., Boston, MA	Director

	SSRM Holdings, Inc., Boston, MA	Chairman, Chief Executive Officer and Director

Robert S. Kapito, President and Director	BAA Holdings, LLC, Wilmington, DE	President and Director

	BlackRock, Inc., New York, NY	President and Director

	BlackRock Advisors, LLC, Wilmington, DE	President and Director

	BlackRock Advisors Holdings, Inc., New York, NY	President and Director

	BlackRock Advisors Singapore Pte. Ltd., Singapore	President

	BlackRock Capital Management, Inc., Wilmington, DE	President and Director

	BlackRock Capital Markets, LLC, Wilmington, DE	Director

	BlackRock Funding, Inc., Wilmington, DE	President and Director

	BlackRock Funding International, Ltd., Cayman Islands	President and Director

	BlackRock Holdco 2, Inc. Wilmington, DE	President and Director

	BlackRock (Institutional) Canada Ltd., Toronto, Ontario	President and Director

	BlackRock Institutional Management Corporation, Wilmington, DE	President and Director

	BlackRock International Holdings, Inc., New York, NY	President and Director

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock Investments, Inc., New York, NY	Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	President

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	President and Director

	BlackRock Portfolio Investments, LLC, Wilmington, DE	President and Director

	BlackRock US Newco, Inc., Wilmington, DE	President and Director

	Carbon Capital III, Inc. New York, NY	Director

	State Street Research & Management Company, Boston, MA	President and Director

	State Street Research Investment Services, Inc., Boston, MA	Director

	SSRM Holdings, Inc., Boston, MA	President and Director

Paul Audet, Vice Chairman	BAA Holdings, LLC, Wilmington, DE	Vice Chairman and Director

	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman and Director

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman and Director

	BlackRock Cayco Limited, Cayman Islands	Director

	BlackRock Cayman Company, Cayman Islands	Director

	BlackRock Cayman Newco Limited, Cayman Islands	Director

	BlackRock Finco, LLC, Wilmington, DE	Director

	BlackRock Finco UK, Ltd., London, England	Director

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman and Director

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman and Director

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock Holdco Limited, Cayman Islands	Director

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman and Director

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	Vice Chairman

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman and Director

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman and Director

	BlackRock Realty Advisors, Inc., Florham Park, NJ	Director

	BlackRock UK 1 LP, London, England	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman and Director

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Charles Hallac, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock India Private Ltd., Mumbai, India	Director

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Barbara Novick, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock Investments, Inc., New York, NY	Chief Executive Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Scott Amero, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

Name and Position with BlackRock	Other Company	Position with Other Company
	Anthracite Capital Inc. New York, NY	Director

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Susan Wagner, Vice Chairman and Chief Operating Officer	BAA Holdings, LLC, Wilmington, DE	Vice Chairman, Chief Operating Officer and Director

	BlackRock, Inc., New York, NY	Vice Chairman and Chief Operating Officer

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman and Chief Operating Officer

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Finco UK, Ltd., London, England	Director

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman and Chief Operating Officer

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman and Chief Operating Officer

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman and Chief Operating Officer

	BlackRock Mortgage Ventures, LLC Wilmington, DE	Director

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	State Street Research & Management Company, Boston, MA	Vice Chairman and Chief Operating Officer

Name and Position with BlackRock	Other Company	Position with Other Company
	SSRM Holdings, Inc., Boston, MA	Vice Chairman and Chief Operating Officer

Robert Doll, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman and Director

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

	Portfolio Administration & Management Ltd., Cayman Islands	Director

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Robert Fairbairn, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Asset Management U.K. Limited, London, England	Chairman and Director

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Group Limited London, England	Chairman and Director

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	Chairman and Director

	BlackRock Investment Management (Australia) Limited, Victoria, Australia	Director

	BlackRock Investment Management International Limited, London, England	Chairman and Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Investment Management (UK) Limited, London, England	Director

	BlackRock Japan Co., Ltd., Tokyo, Japan	Director

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	Vice Chairman

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock Securities Co, Ltd. Tokyo, Japan	Director

	BlackRock UK 1 LP, London, England	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

	Grosvenor Alternate Partner Limited, London, England	Director

Name and Position with BlackRock	Other Company	Position with Other Company
	Impact Investing Pty Ltd. Melbourne, Australia	Director

	PSN Pty Ltd. Melbourne, Australia	Director

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Bennett Golub, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc. Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Institutional Management Corporation Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc. Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc. Wilmington, DE	Vice Chairman

	SSRM Holdings, Inc. Boston, MA	Vice Chairman

	State Street Research & Management Company, Boston, MA	Vice Chairman

Richard Kushel, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock Capital Management, Inc. Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Institutional Management Corporation Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Japan Co., Ltd Tokyo, Japan	Director

	BlackRock Portfolio Holdings, Inc. Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC Wilmington, DE	Vice Chairman

	BlackRock Securities Co., Ltd Tokyo, Japan	Director

	BlackRock US Newco, Inc. Wilmington, DE	Vice Chairman

	SSRM Holdings, Inc. Boston, MA	Vice Chairman

	State Street Research & Management Company, Boston, MA	Vice Chairman

Acadian Asset Management LLC performs investment advisory services for Registrant. The directors and officers of Acadian and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Gary Bergstrom, Chairman, Member of Board of Managers	Acadian Asset Management (Singapore) Pte Ltd	ongoing	Director, asset management

John Chisholm, Executive Vice President, co-CIO, Member of Board of Managers	Acadian Asset Management (UK) Ltd	ongoing	Director, asset management

Churchill Franklin, Executive Vice President, Member of Board of Managers	Acadian Asset Management (UK) Ltd Acadian Asset Management (Australia) Ltd Acadian Cayman Limited G.P.	ongoing	Director, asset management

Ronald Frashure, Chief Executive Officer, President, co-CIO, Member of Board of Managers	Acadian Asset Management (Singapore) Pte Ltd Acadian Cayman Limited G.P.	ongoing	Director, asset management

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Mark Minichiello, Senior Vice President, Chief Financial Officer, Treasurer, Secretary, Member of Board of Managers	Acadian Asset Management (UK) Ltd	ongoing	Director, asset management

Raymond Mui, Senior Vice President, Member of Board of Managers	Acadian Cayman Limited G.P.	ongoing	Director, asset management

Brian Wolahan, Senior Vice President, Director of Alternative Strategies, Member of Board of Managers	None

James Wylie, Senior Vice President, Member of Board of Managers	Acadian Cayman Limited G.P.	ongoing	Director, asset management

Linda Gibson, Member of Board of Managers	Executive Vice President, Secretary and General Counsel-Old Mutual (US) Holdings Inc. (a holding company); Larch Lane Advisors, LLC (an investment adviser) 2100 Capital Group LLC (an investment adviser), Acadian Asset Management LLC Old Mutual Asset Management Trust Company (a trust company)	ongoing	Affiliated Directorships

Thomas Turpin, Member of Board of Managers	Executive Vice President and Chief Operating Officer-Old Mutual (US) Holdings Inc. (a holding company) Old Mutual Funds III (a registered investment company) Old Mutual Capital, Inc. (an investment adviser) Acadian Asset Management LLC (an investment adviser) Old Mutual Group Limited (a holding company) Old Mutual Asset Managers (Bermuda) Ltd. (an investment adviser) Old Mutual Group Services Limited (a financial services company) Liberty Ridge Capital, Inc. (an investment adviser) Chairman and Director Larch Lane Advisors, LLC (an investment adviser) Provident Investment Counsel, Inc. (an investment adviser) Ashfield Capital Partners, LLC. (an investment adviser) Old Mutual Funds II (a registered investment company) Old Mutual Insurance Series Fund (a registered investment company) Old Mutual Asset Managers (UK) Ltd. (an investment adviser) Analytic Investors, LLC (an investment adviser) Copper Rock Capital Partners, LLC (an investment adviser) Old Mutual Asset Management Trust Company (a trust company) 2100 Capital Group LLC	ongoing	Affiliated Directorships

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
(an investment adviser) Rogge Global Partners plc (an investment adviser) Investment Counselors of Maryland, LLC (an investment adviser) LML Holdings, Inc. (a holding company for Lincluden affiliated financial services firms)

Stephen Clarke, Member of Board of Managers	Senior Vice President, Relationship Manager -Old Mutual (US) Holdings Inc. (a holding company); Acadian Asset Management LLC (an investment adviser) Lincluden Management Limited (an investment adviser)	ongoing	Affiliated Directorships

John Grady, Member of Board of Managers	Executive Vice President, Strategy and Business Development-Old Mutual (US) Holdings Inc. (a holding company); Acadian Asset Management LLC (an investment adviser)	ongoing	Affiliated Directorships

Kathryn Horgan, Member of Board of Managers	Executive Vice President, Director of Human Resources-Old Mutual (US) Holdings Inc. (a holding company); Acadian Asset Management LLC (an investment adviser)	ongoing	Affiliated Directorships

Lazard Asset Management LLC (“Lazard”) is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The list required by this Item 31 of officers and directors of Lazard, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to the Form ADV filed with the SEC by Lazard (SEC File No. 801-61701).

ITEM 32.	PRINCIPAL UNDERWRITER

(a) The sole principal underwriter for each series of the Registrant is currently ALPS Distributors, which acts as distributor for the Registrant and the following other investment companies: ALPS ETF Trust, ALPS Variable Insurance Trust, Ameristock Mutual Fund, Inc., AQR Funds, BBH Funds Trust, BLDRS Index Funds Trust, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Cook & Bynum Funds Trust, CornerCap Group of Funds, CRM Mutual Fund Trust, Cullen Funds, SPDR Dow Jones Industrial Average ETF Trust, EGA Global Shares Trust , Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Grail Advisors ETF Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, Laudus Trust, Laudus Institutional Trust, Milestone Funds, MTB Group of Funds, Oak Associates Funds, Pax World Series Trust I, PowerShares QQQ 100 Trust Series 1, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, Transparent Value Trust, TDX Independence Funds, Inc., Wasatch Funds, WesMark Funds, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

ALPS Distributors is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority. ALPS Distributors is located at 1290 Broadway, Suite 1100, Denver, CO 80203.

(b) To the best of the Registrant’s knowledge, the directors and executive officers of ALPS Distributors, the distributor for Registrant, are as follows:

Name and Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Edmund J. Burke	Director	None
Spencer Hoffman	Director	None
Thomas A. Carter	President, Director	None

Jeremy O. May	Executive Vice President, Director	None
John C. Donaldson	Executive Vice President, Chief Financial Officer	None
Richard Hetzer	Executive Vice President	None
Diana M. Adams	Senior Vice President, Controller, Treasurer	None
Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None
Mark R. Kiniry	Senior Vice President, National Sales Director - Investments	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Tané T. Tyler	Senior Vice President, Secretary, General Counsel	None
Paul F. Leone	Vice President, Assistant General Counsel	None
Erin E. Douglas	Vice President, Senior Associate Counsel	None
David T. Buhler	Vice President, Associate Counsel	None
JoEllen Legg	Vice President, Associate Counsel	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
James Stegall	Vice President, Institutional Sales Manager	None

*	c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203.

(c) Commissions and other compensation received, directly or indirectly, from the Forward Funds during the last fiscal year by ALPS Distributors, the Registrant’s unaffiliated principal underwriter, were as follows:

Net Underwriting Discounts and Commissions	Compensation on Redemption and Repurchase	Brokerage Commissions	Other Compensation
None	None	None	None

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS.

Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained as follows: (i) records relating to the duties of the Registrant’s distributor, transfer agent and fund accounting agent are maintained by ALPS, 1290 Broadway, Suite 1100, Denver, CO 80203; and (ii) records relating to the Registrant’s custodian are maintained by BBH, 40 Water Street, Boston, MA 02109. Certain other books and records are maintained at the offices of the Registrant at 433 California Street, 11th Floor, San Francisco, CA 94104.

ITEM 34.	MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 35.	UNDERTAKINGS

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco and the State of California, on this 19th day of November, 2010.

FORWARD FUNDS

/s/ J. ALAN REID, JR.
J. Alan Reid, Jr.
PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE	TITLE	DATE

/s/ J. ALAN REID, JR. J. Alan Reid, Jr.	President and Trustee	November 19, 2010

/s/ HAIG G. MARDIKIAN* Haig G. Mardikian	Trustee	November 19, 2010

/s/ DONALD O’CONNOR* Donald O’Connor	Trustee	November 19, 2010

/s/ DEWITT F. BOWMAN* DeWitt F. Bowman	Trustee	November 19, 2010

/s/ CECILIA H. HERBERT* Cecilia H. Herbert	Trustee	November 19, 2010

/s/ BARBARA TOLLE Barbara Tolle	Treasurer	November 19, 2010

*By:	/s/ BARBARA TOLLE
Barbara Tolle
Attorney-in-Fact

Item #28	Description

(h)(8)(c)	Expense Limitation Agreement for the Forward Focus Fund (Investor Class shares, Institutional Class shares, Class A shares, and Class C shares) dated as of November 1, 2010.

(i)	Legal Opinion of Dechert LLP as to legality of securities being registered.

(j)(1)	Consent of Independent Registered Public Accounting Firm.